AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon Balanced Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 57.81%
CONSUMER DISCRETIONARY - 4.36%
Auto Components - 0.99%
Delphi Automotive plcA	33,100	$940
Johnson Controls, Inc.	262,700	6,476
Magna International, Inc., Class A	66,800	2,673

		10,089

Automobiles - 0.43%
General Motors Co.A	221,600	4,368

	Shares	Fair Value
		(000’s)
Hotels, Restaurants & Leisure - 0.43%
Carnival Corp.	131,700	$4,383

Media - 1.25%
Comcast Corp., Class A	100,600	3,274
Comcast Corp. - Special Class A	60,100	1,919
Interpublic Group of Cos., Inc.	224,600	2,217
Time Warner Cable, Inc.	24,400	2,072
Time Warner, Inc.	78,300	3,063

		12,545

	Shares	Fair Value
		(000’s)
Multiline Retail - 0.39%
JC Penney Co., Inc.	85,100	$1,916
Target Corp.	34,500	2,092

		4,008

Specialty Retail - 0.77%
Abercrombie & Fitch Co., Class A	71,300	2,410
Gap, Inc.	46,600	1,374
Hanesbrands, Inc.A	103,400	3,104
Home Depot, Inc.	18,450	963

		7,851

Textiles & Apparel - 0.10%
Deckers Outdoor Corp.A	24,540	1,024

Total Consumer Discretionary		44,268

CONSUMER STAPLES - 4.76%
Beverages - 1.12%
Diageo plc, ADRB	55,700	5,959
Molson Coors Brewing Co., Class B	23,100	978
PepsiCo, Inc.	61,300	4,458

		11,395

Food & Drug Retailing - 1.56%
CVS Caremark Corp.	48,800	2,208
Kroger Co.	250,300	5,549
Wal-Mart Stores, Inc.	108,600	8,083

		15,840

Food Products - 0.19%
General Mills, Inc.	24,100	933
Kraft Foods, Inc., Class A	24,400	969

		1,902

Tobacco - 1.89%
Altria Group, Inc.	103,100	3,709
Imperial Tobacco Group plc, ADRB	73,500	5,710
Philip Morris International, Inc.	106,700	9,756

		19,175

Total Consumer Staples		48,312

ENERGY - 7.81%
Energy Equipment & Services - 1.24%
Cobalt International Energy, Inc.A	215,800	5,416
Halliburton Co.	60,700	2,011
Transocean Ltd.	111,120	5,204

		12,631

Oil & Gas - 6.57%
Apache Corp.	55,500	4,780
BP plc, ADRB	257,104	10,259
Chevron Corp.	42,828	4,693
ConocoPhillips	100,090	5,449
Hess Corp.	49,900	2,353
Marathon Oil Corp.	141,000	3,732
Marathon Petroleum Corp.	36,450	1,724
Murphy Oil Corp.	31,000	1,663
Occidental Petroleum Corp.	63,300	5,509
Phillips 66	124,845	4,694

	Shares	Fair Value
		(000’s)
Royal Dutch Shell plc, ADRB	123,537	$8,556
Seadrill Ltd.	55,600	2,157
Spectra Energy Corp.	202,300	6,209
Total S.A., ADRB	105,100	4,867

		66,645

Total Energy		79,276

FINANCIALS - 14.88%
Banks - 5.31%
Bank of America Corp.	1,858,180	13,639
Bank of New York Mellon Corp.	228,100	4,854
Fifth Third Bancorp	151,700	2,096
KeyCorp	244,257	1,949
PNC Financial Services Group, Inc.	122,458	7,237
SunTrust Banks, Inc.	203,500	4,813
Wells Fargo & Co.	526,998	17,819
Zions Bancorporation	85,300	1,552

		53,959

Diversified Financials - 5.90%
American Express Co.	122,100	7,046
Capital One Financial Corp.	126,300	7,135
Charles Schwab Corp.	259,100	3,272
Citigroup, Inc.	342,970	9,305
Goldman Sachs Group, Inc.	31,000	3,128
JPMorgan Chase & Co.	637,134	22,937
Morgan Stanley	146,900	2,007
SLM Corp.	208,700	3,337
State Street Corp.	42,600	1,720

		59,887

Insurance - 3.31%
ACE Ltd.	29,500	2,168
Allstate Corp.	146,400	5,022
American International Group, Inc.A	224,400	7,017
Hartford Financial Services Group, Inc.	121,800	2,004
Lincoln National Corp.	91,700	1,839
MetLife, Inc.	251,988	7,753
Prudential Financial, Inc.	18,700	903
Travelers Cos., Inc.	14,500	908
Unum Group	124,200	2,346
XL Group plc	175,900	3,632

		33,592

Real Estate - 0.36%
Annaly Capital Management, Inc.C	113,710	1,982
Chimera Investment Corp.C	751,572	1,623

		3,605

Total Financials		151,043

HEALTH CARE - 6.72%
Health Care Equipment & Supplies - 1.54%
Baxter International, Inc.	94,400	5,523
Covidien plc	44,000	2,459
Medtronic, Inc.	170,100	6,705
Zimmer Holdings, Inc.	15,300	902

		15,589

	Shares	Fair Value
		(000’s)
Health Care Providers & Services - 0.50%
Quest Diagnostics, Inc.	26,600	$1,554
WellPoint, Inc.	66,600	3,549

		5,103

Pharmaceuticals - 4.68%
AstraZeneca plc, ADRB	21,900	1,025
Eli Lilly & Co.	23,100	1,017
Johnson & Johnson	213,900	14,806
Merck & Co., Inc.	190,476	8,413
Novartis AG, ADRB	73,700	4,329
Pfizer, Inc.	632,854	15,215
Sanofi, ADRB	66,900	2,738

		47,543

Total Health Care		68,235

INDUSTRIALS - 5.35%
Aerospace & Defense - 1.63%
Boeing Co.	53,900	3,984
Exelis, Inc.	94,700	890
Lockheed Martin Corp.	42,000	3,749
Northrop Grumman Corp.	35,900	2,377
Raytheon Co.	100,100	5,553

		16,553

Air Freight & Couriers - 0.23%
FedEx Corp.	25,900	2,339

Industrial Conglomerates - 1.58%
General Electric Co.	533,900	11,078
Honeywell International, Inc.	85,100	4,940

		16,018

Machinery - 1.91%
Cummins, Inc.	65,000	6,235
Eaton Corp.	91,400	4,007
Illinois Tool Works, Inc.	54,000	2,934
ITT Corp.	38,500	721
PACCAR, Inc.	84,500	3,381
Xylem, Inc.	87,700	2,103

		19,381

Total Industrials		54,291

INFORMATION TECHNOLOGY - 6.67%
Communications Equipment - 0.71%
Cisco Systems, Inc.	241,900	3,858
Corning, Inc.	292,000	3,332

		7,190

Computers & Peripherals - 2.93%
Apple, Inc.	7,390	4,514
Hewlett-Packard Co.	422,000	7,697
International Business Machines Corp.	28,700	5,625
Seagate Technology plc	288,425	8,658
Western Digital Corp.A	82,100	3,265

		29,759

	Shares	Fair Value
		(000’s)
Electronic Equipment & Instruments - 0.25%
TE Connectivity Ltd.	76,025	$2,510

IT Consulting & Services - 0.20%
Fidelity National Information Services, Inc.	64,100	2,015

Semiconductor Equipment & Products - 0.57%
Intel Corp.	86,500	2,223
Texas Instruments, Inc.	132,200	3,601

		5,824

Software - 2.01%
CA, Inc.	95,974	2,310
Microsoft Corp.	452,000	13,321
Oracle Corp.	157,100	4,744

		20,375

Total Information Technology		67,673

MATERIALS - 0.90%
Chemicals - 0.42%
Air Products & Chemicals, Inc.	16,600	1,335
EI du Pont de Nemours & Co.	59,500	2,957

		4,292

Metals & Mining - 0.48%
Cliffs Natural Resources, Inc.	44,100	1,803
Newmont Mining Corp.	69,400	3,087

		4,890

Total Materials		9,182

TELECOMMUNICATION SERVICES - 3.27%
Diversified Telecommunication Services - 1.72%
AT&T, Inc.	303,777	11,519
Verizon Communications, Inc.	132,008	5,959

		17,478

Wireless Telecommunication Services - 1.55%
Vodafone Group plc, ADRB	549,130	15,711

Total Telecommunication Services		33,189

UTILITIES - 3.09%
CenterPoint Energy, Inc.	216,000	4,549
Dominion Resources, Inc.	39,400	2,140
Edison International	45,200	2,087
Entergy Corp.	77,100	5,603
Exelon Corp.	124,100	4,855
NRG Energy, Inc.	123,600	2,450
Public Service Enterprise Group, Inc.	290,700	9,662

Total Utilities		31,346

Total Common Stock (Cost $555,187)		586,815

PREFERRED STOCK - 0.15% (Cost $2,193)
CONSUMER DISCRETIONARY - 0.15%
General Motors Co., 4.75%, Due 12/1/13	46,600	1,560

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATION - 15.21%
Financials - 6.97%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020D	$350	$395
American Express Co.,
8.15%, Due 3/19/2038	200	329
American Express Credit Corp.,
1.75%, Due 6/12/2015	875	896
American Honda Finance Corp.,
4.625%, Due 4/2/2013E	425	437
American International Group, Inc.,
6.40%, Due 12/15/2020	625	731
4.875%, Due 6/1/2022	600	639
Bank of America Corp.,
6.50%, Due 8/1/2016	2,360	2,665
7.80%, Due 9/15/2016	700	788
7.625%, Due 6/1/2019	925	1,125
Bank of New York Mellon Corp.,
2.30%, Due 7/28/2016	665	689
Bank One Corp.,
4.90%, Due 4/30/2015	250	271
Barclays Bank plc,
3.90%, Due 4/7/2015	330	344
6.75%, Due 5/22/2019	350	409
Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018D	1,640	2,028
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	330
Canadian Imperial Bank of Commerce,
1.45%, Due 9/13/2013	410	415
Capital One Financial Corp.,
2.125%, Due 7/15/2014	335	340
Citigroup, Inc.,
1.391%, Due 4/1/2014F	300	297
6.375%, Due 8/12/2014	1,720	1,858
0.746%, Due 11/5/2014F	320	310
6.01%, Due 1/15/2015	250	271
6.125%, Due 11/21/2017	430	491
8.50%, Due 5/22/2019	1,300	1,651
CNA Financial Corp.,
7.35%, Due 11/15/2019	245	298
Credit Suisse,
5.30%, Due 8/13/2019	325	379
7.125%, Due 7/15/2032	1,000	1,399
Danske Bank A/S,
1.505%, Due 4/14/2014E F	620	607
Deutsche Bank AG,
5.375%, Due 10/12/2012	350	353
3.875%, Due 8/18/2014	325	341
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	347
0.888%, Due 12/20/2016F	1,000	924
8.25%, Due 3/1/2038	1,900	2,639
General Electric Capital Corp.,
1.097%, Due 6/2/2014F	1,595	1,595

	Par Amount	Fair Value
	(000’s)	(000’s)
0.660%, Due 1/8/2016F	$1,125	$1,089
5.625%, Due 5/1/2018	955	1,128
6.00%, Due 8/7/2019	350	422
5.50%, Due 1/8/2020	250	295
5.30%, Due 2/11/2021	170	195
5.875%, Due 1/14/2038	505	614
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	781
6.25%, Due 9/1/2017	650	734
5.95%, Due 1/18/2018	345	383
6.00%, Due 6/15/2020	175	193
5.75%, Due 1/24/2022	400	437
6.75%, Due 10/1/2037	2,080	2,139
HCP, Inc.,
5.375%, Due 2/1/2021	355	412
Health Care REIT, Inc.,
3.625%, Due 3/15/2016C	185	193
5.25%, Due 1/15/2022C	250	281
HSBC Finance Corp.,
0.705%, Due 1/15/2014F	1,050	1,039
ING Bank N.V.,
1.868%, Due 6/9/2014E F	1,980	1,971
5.125%, Due 5/1/2015E	450	458
3.75%, Due 3/7/2017E	400	413
JPMorgan Chase & Co.,
1.252%, Due 1/24/2014F	840	844
3.45%, Due 3/1/2016	480	508
0.798%, Due 6/13/2016F	415	387
4.50%, Due 1/24/2022	695	770
5.50%, Due 10/15/2040	325	387
KeyCorp,
5.10%, Due 3/24/2021	140	161
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021E	280	288
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026E	1,500	1,841
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	256
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015E	325	338
4.20%, Due 3/28/2017	825	860
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	795	897
6.50%, Due 7/15/2018	260	293
6.11%, Due 1/29/2037	365	368
7.75%, Due 5/14/2038	1,660	2,033
MetLife, Inc.,
5.00%, Due 11/24/2013	440	464
6.375%, Due 6/15/2034	350	463
Monumental Global Funding III,
0.655%, Due 1/15/2014E F	325	320
Morgan Stanley,
0.760%, Due 1/9/2014F	2,860	2,764
0.935%, Due 10/15/2015F	920	840
4.75%, Due 3/22/2017	805	817

	Par Amount	Fair Value
	(000’s)	(000’s)
7.30%, Due 5/13/2019	$350	$386
5.625%, Due 9/23/2019	350	354
National Australia Bank Ltd.,
4.375%, Due 12/10/2020E	325	359
Nordea Bank AB,
4.875%, Due 1/27/2020E	300	337
PNC Funding Corp.,
4.25%, Due 9/21/2015	370	406
4.375%, Due 8/11/2020	330	374
3.30%, Due 3/8/2022	340	358
Prudential Financial, Inc.,
7.375%, Due 6/15/2019	300	373
Rabobank Nederland,
2.125%, Due 10/13/2015	340	346
Royal Bank of Canada,
1.15%, Due 3/13/2015	285	289
Royal Bank of Scotland plc,
3.40%, Due 8/23/2013	1,285	1,306
Simon Property Group LP,
6.125%, Due 5/30/2018G	555	667
10.35%, Due 4/1/2019C G	325	466
Societe Generale S.A.,
2.20%, Due 9/14/2013E	300	300
1.508%, Due 4/11/2014E F	900	878
State Street Corp.,
4.30%, Due 5/30/2014	215	229
2.875%, Due 3/7/2016	505	540
SunTrust Banks, Inc.,
3.50%, Due 1/20/2017	460	481
Svenska Handelsbanken AB,
2.875%, Due 4/4/2017	550	576
Toyota Motor Credit Corp.,
2.05%, Due 1/12/2017	485	503
Travelers Property Casualty Corp.,
5.00%, Due 3/15/2013	565	581
UBS AG,
5.875%, Due 12/20/2017	1,050	1,216
US Bancorp,
1.65%, Due 5/15/2017	880	898
Wachovia Corp.,
0.825%, Due 10/15/2016F	650	618
5.75%, Due 2/1/2018	1,370	1,630
Westpac Banking Corp.,
2.25%, Due 11/19/2012	330	332
Willis North America, Inc.,
6.20%, Due 3/28/2017	255	288

		70,758

Industrials - 7.15%
ABB Finance USA, Inc.,
2.875%, Due 5/8/2022	255	265
Altera Corp.,
1.75%, Due 5/15/2017	150	152
Altria Group, Inc.,
9.70%, Due 11/10/2018	280	399
4.75%, Due 5/5/2021	310	363

	Par Amount	Fair Value
	(000’s)	(000’s)
America Movil SAB de CV,
6.375%, Due 3/1/2035	$350	$459
American Honda Finance Corp.,
3.875%, Due 9/21/2020E	250	274
Amgen, Inc.,
5.15%, Due 11/15/2041	2,090	2,313
Analog Devices, Inc.,
3.00%, Due 4/15/2016	330	356
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	330	399
8.00%, Due 11/15/2039	125	212
Apache Corp.,
3.25%, Due 4/15/2022	270	292
5.10%, Due 9/1/2040	170	210
Applied Materials, Inc.,
2.65%, Due 6/15/2016	345	364
AT&T, Inc.,
5.10%, Due 9/15/2014	605	662
5.50%, Due 2/1/2018	775	938
6.80%, Due 5/15/2036	150	209
6.40%, Due 5/15/2038	175	236
5.35%, Due 9/1/2040	253	309
Baxter International, Inc.,
1.85%, Due 1/15/2017	225	234
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	330	359
BHP Billiton Finance USA Ltd.,
1.625%, Due 2/24/2017	310	316
Boeing Co.,
1.875%, Due 11/20/2012	350	352
BP Capital Markets plc,
3.20%, Due 3/11/2016	750	805
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018D	425	510
7.95%, Due 8/15/2030D	235	341
5.75%, Due 5/1/2040D	170	216
Cameron International Corp.,
6.375%, Due 7/15/2018	135	163
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	422
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	430	460
6.25%, Due 3/15/2038	365	482
Caterpillar Financial Services Corp.,
1.10%, Due 5/29/2015	360	365
2.75%, Due 6/24/2015	340	359
1.625%, Due 6/1/2017	480	489
CBS Corp.,
3.375%, Due 3/1/2022	720	748
Cellco Partnership,
8.50%, Due 11/15/2018	320	446
Cliffs Natural Resources, Inc.,
4.875%, Due 4/1/2021	225	225
Coca-Cola Co.,
0.75%, Due 11/15/2013	735	739

	Par Amount	Fair Value
	(000’s)	(000’s)
Comcast Cable Communications Holdings, Inc.,
8.375%, Due 3/15/2013	$128	$134
Comcast Corp.,
5.875%, Due 2/15/2018	700	842
6.45%, Due 3/15/2037	2,630	3,426
6.55%, Due 7/1/2039	450	603
Cooper US, Inc.,
2.375%, Due 1/15/2016	330	341
3.875%, Due 12/15/2020	250	276
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	290	303
CSX Corp.,
5.50%, Due 4/15/2041	325	396
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	181
Daimler Finance North America LLC,
3.00%, Due 3/28/2016D E	160	168
2.95%, Due 1/11/2017D E	300	315
2.40%, Due 4/10/2017D E	550	565
Deutsche Telekom International Finance BV,
4.875%, Due 3/6/2042E	300	317
Devon Energy Corp.,
4.75%, Due 5/15/2042	300	337
Diageo Capital plc,
1.50%, Due 5/11/2017	345	352
DIRECTV Holdings LLC,
2.40%, Due 3/15/2017D	425	436
6.35%, Due 3/15/2040D	140	169
Dow Chemical Co.,
7.60%, Due 5/15/2014	170	189
4.25%, Due 11/15/2020	305	340
4.125%, Due 11/15/2021	300	331
Eaton Corp.,
5.60%, Due 5/15/2018	300	358
eBay, Inc.,
1.35%, Due 7/15/2017	350	352
Ecolab, Inc.,
2.375%, Due 12/8/2014	130	135
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013D	355	365
6.125%, Due 10/15/2039D	310	366
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	341
Express Scripts, Inc.,
6.25%, Due 6/15/2014	370	405
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	300	313
5.875%, Due 8/2/2021D	400	442
France Telecom S.A.,
4.375%, Due 7/8/2014	215	227
2.125%, Due 9/16/2015	150	153
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, Due 3/1/2022	325	328

	Par Amount	Fair Value
	(000’s)	(000’s)
Genzyme Corp.,
5.00%, Due 6/15/2020	$190	$226
Gilead Sciences, Inc.,
2.40%, Due 12/1/2014	355	368
GlaxoSmithKline Capital plc,
1.50%, Due 5/8/2017	535	546
Halliburton Co.,
3.25%, Due 11/15/2021	275	298
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	329
4.65%, Due 12/9/2021	925	972
4.05%, Due 9/15/2022	300	302
6.00%, Due 9/15/2041	1,885	2,119
Husky Energy, Inc.,
5.90%, Due 6/15/2014	190	207
3.95%, Due 4/15/2022	370	391
Intel Corp.,
3.30%, Due 10/1/2021	215	235
John Deere Capital Corp.,
4.90%, Due 9/9/2013	470	493
0.95%, Due 6/29/2015	175	176
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	565	575
5.00%, Due 3/30/2020	320	364
Kellogg Co.,
4.25%, Due 3/6/2013	500	511
1.875%, Due 11/17/2016	150	153
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	415	498
Kraft Foods Group, Inc.,
1.625%, Due 6/4/2015E	190	193
Lorillard Tobacco Co.,
8.125%, Due 6/23/2019	275	347
Marathon Oil Corp.,
6.00%, Due 10/1/2017	365	437
McKesson Corp.,
3.25%, Due 3/1/2016	160	173
Medtronic, Inc.,
3.00%, Due 3/15/2015	720	762
Molson Coors Brewing Co.,
3.50%, Due 5/1/2022	80	86
Murphy Oil Corp.,
4.00%, Due 6/1/2022	190	199
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	510
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	176
Novartis Capital Corp.,
2.90%, Due 4/24/2015	550	586
Oi S.A.,
5.75%, Due 2/10/2022E	585	601
PepsiCo, Inc.,
2.50%, Due 5/10/2016	425	449
Phillips 66,
1.95%, Due 3/5/2015E	195	198

	Par Amount	Fair Value
	(000’s)	(000’s)
4.30%, Due 4/1/2022E	$385	$421
Pride International, Inc.,
6.875%, Due 8/15/2020	220	276
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	171
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	335	352
Rogers Communications, Inc.,
5.50%, Due 3/15/2014	325	348
SABMiller Holdings, Inc.,
4.95%, Due 1/15/2042E	300	360
Sanofi,
1.625%, Due 3/28/2014	485	494
4.00%, Due 3/29/2021	355	407
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014D	275	298
5.65%, Due 3/1/2020D	275	318
Spectra Energy Partners LP,
4.60%, Due 6/15/2021G	160	172
Teck Resources Ltd.,
6.00%, Due 8/15/2040	145	157
Telefonica Emisiones SAU,
6.421%, Due 6/20/2016	350	347
Teva Pharmaceutical Finance II,
3.00%, Due 6/15/2015	420	447
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	172
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	650	771
6.75%, Due 7/1/2018	505	635
7.30%, Due 7/1/2038	1,920	2,620
Time Warner, Inc.,
4.875%, Due 3/15/2020	460	534
4.75%, Due 3/29/2021	325	375
Transocean, Inc.,
6.80%, Due 3/15/2038	3,170	3,925
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	170	171
6.55%, Due 10/1/2017	255	310
Union Pacific Corp.,
4.163%, Due 7/15/2022	306	350
United Technologies Corp.,
1.20%, Due 6/1/2015	370	376
1.80%, Due 6/1/2017	485	504
6.125%, Due 7/15/2038	450	620
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	480	491
5.375%, Due 3/15/2016	350	403
3.875%, Due 10/15/2020	325	359
6.625%, Due 11/15/2037	1,590	2,250
Valero Energy Corp.,
9.375%, Due 3/15/2019	135	183
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	535	548
5.50%, Due 4/1/2017	350	415

	Par Amount	Fair Value
	(000’s)	(000’s)
4.60%, Due 4/1/2021	$380	$451
3.50%, Due 11/1/2021	140	155
6.90%, Due 4/15/2038	275	402
Viacom, Inc.,
6.875%, Due 4/30/2036	2,880	3,938
4.50%, Due 2/27/2042	450	477
Vodafone Group plc,
1.625%, Due 3/20/2017	535	543
6.15%, Due 2/27/2037	365	506
Volkswagen International Finance N.V.,
1.625%, Due 3/22/2015E	500	505
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	546
Xerox Corp.,
5.65%, Due 5/15/2013	75	78
8.25%, Due 5/15/2014	160	179
4.25%, Due 2/15/2015	355	378
2.95%, Due 3/15/2017	150	152

		72,619

Utilities - 1.09%
Columbus Southern Power Co.,
5.50%, Due 3/1/2013	510	524
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	197
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	464
Duke Energy Carolinas LLC,
5.10%, Due 4/15/2018D	350	415
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	520	609
EDF S.A.,
4.60%, Due 1/27/2020E	320	352
Energy Transfer Partners LP,
8.50%, Due 4/15/2014G	429	475
9.00%, Due 4/15/2019G	260	329
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019D	245	274
6.25%, Due 10/1/2039D	275	320
FirstEnergy Solutions Corp.,
4.80%, Due 2/15/2015	175	187
Georgia Power Co.,
4.30%, Due 3/15/2042	180	200
MidAmerican Energy Holdings Co.,
6.125%, Due 4/1/2036	500	664
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	335	338
5.45%, Due 4/10/2017	270	317
ONEOK Partners LP,
6.125%, Due 2/1/2041G	355	414
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	188
3.50%, Due 10/1/2020	300	332
Progress Energy, Inc.,

	Par Amount	Fair Value
	(000’s)	(000’s)
4.875%, Due 12/1/2019	$350	$406
Sempra Energy,
6.50%, Due 6/1/2016	265	315
Southern Co.,
1.95%, Due 9/1/2016	310	320
Southwestern Electric Power Co.,
3.55%, Due 2/15/2022	600	625
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	300	470
6.10%, Due 6/1/2040	170	239
Union Electric Co.,
6.70%, Due 2/1/2019	380	483
Virginia Electric and Power Co.,
5.40%, Due 4/30/2018	350	422
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	192
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	869	1,013

		11,084

Total Corporate Obligations (Cost $139,165)		154,461

OTHER GOVERNMENT OBLIGATIONS - 0.16%
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	200	208
3.50%, Due 2/6/2017	135	139
6.875%, Due 1/20/2040	115	146
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	390
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	373
3.15%, Due 12/15/2017	325	356

Total Other Government Obligations (Cost $1,445)		1,612

U.S. AGENCY OBLIGATION - 0.03% (Cost $300)
Private Export Funding Corp.,
2.125%, Due 7/15/2016	300	318

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.77%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	264	264
5.634%, Due 4/10/2049, 2007-2 A2	257	266
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	665	760

	Par Amount	Fair Value
	(000’s)	(000’s)
5.54%, Due 9/11/2041, 2006-PW13 A4	$840	$963
4.831%, Due 7/11/2042, 2004-PWR5 A4	311	318
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	94	94
3.679%, Due 8/10/2043, 2010-C1 A1E	357	388
3.849%, Due 12/10/2043, 2010-C2 A1E	528	576
3.645%, Due 3/10/2044, 2011-GC3 A2E	500	540
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	179	182
3.853%, Due 6/15/2043, 2010-C1 A1E	669	711
4.388%, Due 2/15/2046, 2011-C3 A3E	550	614
4.625%, Due 3/15/2046, 2005-LDP1 A2	210	212
5.734%, Due 2/12/2049, 2007-CB19 A4	550	636
5.629%, Due 2/12/2051, 2007-CB20 A2	478	479
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040, 2007-C1 A4	500	573
Wachovia Bank Commercial Mortgage Trust,
5.737%, Due 6/15/2049, 2007-C32 A2	220	226

Total Non-Agency Mortgage-Backed Obligations (Cost $7,153)		7,802

ASSET-BACKED SECURITIES - 0.61%
Ally Master Owner Trust,
0.899%, Due 6/15/2015, 2011-5 AF	600	602
1.21%, Due 6/15/2017, 2012 3 A2	1,900	1,900
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	344	345
2.04%, Due 10/17/2016, 2011-A A4	380	392
0.94%, Due 5/15/2017, 2012 A A3	440	443
Honda Auto Receivables Owner Trust,
3.30%, Due 9/15/2015, 2009-3 A4	272	274
Hyundai Auto Receivables Trust,
3.15%, Due 3/15/2016, 2009-A A4	270	275
Nissan Master Owner Trust Receivables,
0.719%, Due 5/15/2017, 2012 A AF	1,200	1,205
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	535	537
6.24%, Due 7/20/2015, 2008-2 A4A	179	181

Total Asset-Backed Securities (Cost $6,129)		6,154

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.34%
Federal Home Loan Mortgage Corporation
4.50%, Due 1/15/2015	22,140	24,388

	Par Amount	Fair Value
	(000’s)	(000’s)
4.50%, Due 3/1/2019	$251	$267
5.00%, Due 10/1/2020	102	111
5.00%, Due 8/1/2033	568	619
5.50%, Due 2/1/2034	487	535
5.00%, Due 3/1/2034	411	448
6.00%, Due 6/1/2034	373	419
6.00%, Due 8/1/2034	285	316
5.00%, Due 8/1/2035	408	443
5.00%, Due 9/1/2035	296	322
5.50%, Due 4/1/2037	525	573
5.50%, Due 5/1/2038	228	249
4.00%, Due 10/1/2039	2,584	2,765
0.649%, Due 12/15/2040F	1,357	1,359
4.00%, Due 1/1/2041	1,250	1,338
4.50%, Due 2/1/2041	1,141	1,230
3.50%, Due 3/1/2042	550	587
4.00%, Due 3/1/2042	489	524
3.50%, Due 6/1/2042	2,992	3,171
3.50%, Due 7/1/2042	1,330	1,410
3.00%, Due 8/1/2042	2,425	2,518

		43,592

Federal National Mortgage Association
5.50%, Due 2/1/2014	39	42
6.00%, Due 4/1/2016	76	80
5.00%, Due 12/1/2017	224	244
4.50%, Due 9/1/2018	156	169
4.00%, Due 8/1/2020	250	269
4.50%, Due 3/1/2025	374	407
3.50%, Due 1/1/2026	304	324
4.00%, Due 5/1/2026	1,580	1,692
5.00%, Due 3/1/2034	629	689
4.50%, Due 9/1/2034	287	312
5.00%, Due 2/1/2035	387	425
5.50%, Due 12/1/2035	189	208
5.00%, Due 2/1/2036	3,673	4,021
5.50%, Due 4/1/2036	369	407
6.00%, Due 9/1/2036	289	320
5.50%, Due 2/1/2037	462	507
5.50%, Due 6/1/2038	306	335
4.50%, Due 1/1/2040	1,333	1,442
5.00%, Due 7/1/2040	1,623	1,792
4.00%, Due 9/1/2040	1,025	1,100
4.00%, Due 1/1/2041	1,674	1,797
5.00%, Due 1/1/2041	2,193	2,420
4.00%, Due 2/1/2041	3,562	3,864
4.00%, Due 4/1/2041	2,014	2,220
4.50%, Due 4/1/2041	2,639	2,911
4.50%, Due 5/1/2041	1,751	1,935
4.50%, Due 7/1/2041	840	913
4.50%, Due 8/1/2041	1,514	1,670
4.50%, Due 10/1/2041	927	1,021
3.50%, Due 2/1/2042	1,446	1,545
3.50%, Due 6/1/2042	651	692
3.00%, Due 8/1/2042	1,355	1,411

		37,184

	Par Amount	Fair Value
	(000’s)	(000’s)
Government National Mortgage Association
7.00%, Due 12/15/2025	$155	$183
6.50%, Due 8/15/2027	164	189
6.50%, Due 11/15/2027	172	198
7.50%, Due 12/15/2028	143	172
5.50%, Due 7/15/2033	410	466
6.00%, Due 12/15/2033	438	506
5.50%, Due 2/20/2034	589	664
1.692%, Due 11/16/2035, 2010-148 A	335	339
2.174%, Due 7/16/2038, 2011-147 A	1,970	2,036
6.00%, Due 10/15/2038	775	873
2.989%, Due 3/16/2039, 2010-71 AC	873	904
5.00%, Due 10/15/2039	2,689	2,993
5.50%, Due 2/15/2040	829	927
2.12%, Due 5/16/2040	2,890	2,982
4.50%, Due 10/20/2040	1,037	1,162
5.00%, Due 9/20/2041	774	863
2.70%, Due 4/16/2043, 2011-109 AB	1,968	2,067
2.543%, Due 9/16/2044, 2011-96 AC	966	1,008
2.70%, Due 11/16/2044, 2011-92 AB	1,231	1,291
3.20%, Due 11/16/2044, 2011-92 B	2,400	2,598
6.00%, Due 5/20/2042	593	669

		23,090

National Credit Union Administration
0.646%, Due 3/11/2020, 2011 R3 1AF	2,283	2,285
0.696%, Due 10/7/2020, 2010 R1 1AF	1,914	1,919

		4,204

Total U.S. Agency Mortgage-Backed Obligations (Cost $99,689)		108,070

U.S. TREASURY OBLIGATIONS - 6.05%
U.S. Treasury Bonds
6.25%, Due 8/15/2023	800	1,178
6.875%, Due 8/15/2025	580	920
5.25%, Due 11/15/2028	750	1,076
4.75%, Due 2/15/2037	130	187
4.50%, Due 8/15/2039	930	1,303
3.125%, Due 11/15/2041	4,785	5,335
3.125%, Due 2/15/2042	1,000	1,114

		11,113

U.S. Treasury Notes
0.625%, Due 4/30/2013	15,435	15,486
2.625%, Due 7/31/2014	4,750	4,976
0.375%, Due 3/15/2015	1,910	1,916
2.00%, Due 4/30/2016	5,710	6,049
3.125%, Due 10/31/2016	1,900	2,110
0.875%, Due 1/31/2017	4,225	4,290
1.875%, Due 2/28/2014	1,600	1,642
2.50%, Due 3/31/2015	2,000	2,119
3.625%, Due 2/15/2020	1,675	1,987
2.125%, Due 8/15/2021	800	852
2.00%, Due 11/15/2021	1,180	1,241
2.00%, Due 2/15/2022	7,305	7,665

		50,333

	Par Amount	Fair Value
	(000’s)	(000’s)
Total U.S. Treasury Obligations (Cost $59,303)		$61,446

MUNICIPAL OBLIGATIONS - 0.22%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	$1,145	1,380
6.66%, Due 4/1/2057	710	842

Total Municipal Obligations (Cost $1,839)		2,222

	Shares
SHORT-TERM INVESTMENTS - 8.12%
American Beacon U.S. Government Money Market Select Fund, Select Class H	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund, Capital Class	64,802,006	64,802

	Par Amount
U.S. Treasury Bill , 0.01%, Due 10/18/2012	$ 12,665	12,663

Total Short-Term Investments (Cost $82,464)		82,465

TOTAL INVESTMENTS - 99.77% (Cost $957,833)		1,012,925
OTHER ASSETS, NET OF LIABILITIES - 0.23%		2,371

TOTAL NET ASSETS - 100.00%		$1,015,296

A Non-income producing security.

B ADR - American Depositary Receipt.

C REIT - Real Estate Investment Trust.

D Limited Liability Company.

E Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $15,645 or 1.54% of net assets. The Fund has no right to demand registration of these securities.

F The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

G Limited Partnership.

H Affiliated Fund.

Futures Contracts Open on July 31, 2012 ($000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future.	Long	909	September, 2012	$62,476	$2,400

				$62,476	$2,400

American Beacon Large Cap Value Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.71%
CONSUMER DISCRETIONARY - 7.55%
Auto Components - 1.65%
Delphi Automotive plcA	535,640	$15,207
Johnson Controls, Inc.	3,442,265	84,852
Magna International, Inc., Class A	845,900	33,853

		133,912

Automobiles - 0.61%
General Motors Co.A	2,507,803	49,429

Hotels, Restaurants & Leisure - 0.63%
Carnival Corp.	1,529,000	50,885

Household Durables - 0.11%
Stanley Black & Decker, Inc.	133,594	8,936

Leisure Equipment & Products - 0.09%
Hasbro, Inc.	194,897	6,981

Media - 2.40%
Comcast Corp., Class A	1,253,300	40,794
Comcast Corp. - Special Class A	990,970	31,642
Interpublic Group of Cos., Inc.	2,831,400	27,946
McGraw-Hill Cos., Inc.	2,110	99
Omnicom Group, Inc.	192,277	9,648
Time Warner Cable, Inc.	306,400	26,023
Time Warner, Inc.	890,000	34,817
Viacom, Inc., Class B	188,330	8,797
Walt Disney Co.	299,765	14,730

		194,496

Multiline Retail - 0.79%
JC Penney Co., Inc.	1,075,300	24,205
Kohl’s Corp.	53,282	2,649
Target Corp.	610,510	37,028

		63,882

Specialty Retail - 1.13%
Abercrombie & Fitch Co., Class A	809,900	27,375
Advance Auto Parts, Inc.	37,386	2,623
Gap, Inc.	587,400	17,322
Hanesbrands, Inc.A	955,200	28,675
Home Depot, Inc.	234,767	12,250
Staples, Inc.	254,627	3,244

		91,489

Textiles & Apparel - 0.14%
Deckers Outdoor Corp.A	278,540	11,618

Total Consumer Discretionary		611,628

CONSUMER STAPLES - 8.80%
Beverages - 1.99%
Coca-Cola Enterprises, Inc.	22,600	663
Diageo plc, ADRB	821,796	87,917
Molson Coors Brewing Co., Class B	286,200	12,112

	Shares	Fair Value
		(000’s)
PepsiCo, Inc.	827,900	$60,213

		160,905

Food & Drug Retailing - 2.44%
CVS Caremark Corp.	794,123	35,934
Kroger Co.	2,907,900	64,468
Walgreen Co.	81,270	2,955
Wal-Mart Stores, Inc.	1,268,060	94,382

		197,739

Food Products - 0.75%
Danone S.A., ADRB	658,860	8,030
General Mills, Inc.	625,235	24,197
JM Smucker Co.	37,580	2,886
Kellogg Co.	73,419	3,502
Kraft Foods, Inc., Class A	304,500	12,092
Nestle S.A., ADRB	160,672	9,891

		60,598

Household Products - 0.05%
Procter & Gamble Co.	62,019	4,003

Tobacco - 3.57%
Altria Group, Inc.	1,482,772	53,335
Imperial Tobacco Group plc, ADRB	949,100	73,728
Lorillard, Inc.	52,700	6,779
Philip Morris International, Inc.	1,702,501	155,677

		289,519

Total Consumer Staples		712,764

ENERGY - 12.24%
Energy Equipment & Services - 1.85%
Cobalt International Energy, Inc.A	2,675,000	67,143
Halliburton Co.	679,700	22,518
Transocean Ltd.	1,285,221	60,187

		149,848

Oil & Gas - 10.39%
Apache Corp.	697,551	60,073
BP plc, ADRB	2,819,274	112,489
Chevron Corp.	693,867	76,034
ConocoPhillips	1,255,140	68,330
EOG Resources, Inc.	50,566	4,956
Exxon Mobil Corp.	173,336	15,054
Hess Corp.	627,100	29,574
Marathon Oil Corp.	1,165,900	30,861
Marathon Petroleum Corp.	350,050	16,557
Murphy Oil Corp.	389,800	20,917
Occidental Petroleum Corp.	950,008	82,679
Phillips 66	1,552,620	58,379
Royal Dutch Shell plc, ADRB	1,489,207	103,257
Seadrill Ltd.	676,200	26,230
Spectra Energy Corp.	2,442,600	74,963
Total S.A., ADRB	1,320,600	61,161

		841,514

Total Energy		991,362

	Shares	Fair Value
		(000’s)
FINANCIALS - 24.83%
Banks - 8.53%
Bank of America Corp.	22,450,142	$164,784
Bank of New York Mellon Corp.	2,953,567	62,852
Fifth Third Bancorp	1,760,900	24,336
KeyCorp	2,999,774	23,938
PNC Financial Services Group, Inc.	1,700,583	100,504
SunTrust Banks, Inc.	2,556,100	60,452
Wells Fargo & Co.	7,059,701	238,688
Zions Bancorporation	869,100	15,818

		691,372

Diversified Financials - 10.00%
American Express Co.	1,679,300	96,912
BlackRock, Inc., Class A	57,382	9,770
Capital One Financial Corp.	1,601,900	90,491
Charles Schwab Corp.	2,977,100	37,601
Citigroup, Inc.	4,444,876	120,589
Franklin Resources, Inc.	45,050	5,178
Goldman Sachs Group, Inc.	534,697	53,951
JPMorgan Chase & Co.	8,044,554	289,604
Mastercard, Inc., Class A	9,739	4,252
Moody’s Corp.	95,780	3,882
Morgan Stanley	1,844,700	25,199
SLM Corp.	2,487,100	39,769
State Street Corp.	828,414	33,451

		810,649

Insurance - 5.76%
ACE Ltd.	428,146	31,469
Allstate Corp.	1,850,800	63,482
American International Group, Inc.A	2,892,400	90,445
Aon plc	160,946	7,919
Chubb Corp.	86,710	6,303
Hartford Financial Services Group, Inc.	1,418,250	23,330
Lincoln National Corp.	1,201,400	24,088
MetLife, Inc.	3,354,010	103,204
Prudential Financial, Inc.	402,818	19,448
Travelers Cos., Inc.	348,629	21,842
Unum Group	1,569,900	29,655
XL Group plc	2,200,700	45,444

		466,629

Real Estate - 0.54%
Annaly Capital Management, Inc.C	1,374,000	23,949
Chimera Investment Corp.C	9,216,200	19,907

		43,856

Total Financials		2,012,506

HEALTH CARE - 11.71%
Health Care Equipment & Supplies - 2.73%
Baxter International, Inc.	1,278,800	74,823
Becton Dickinson and Co.	64,755	4,903
Covidien plc	551,000	30,790
Medtronic, Inc.	2,170,559	85,562
St Jude Medical, Inc.	182,216	6,808
Thermo Fisher Scientific, Inc.	129,280	7,197

	Shares	Fair Value
		(000’s)
Zimmer Holdings, Inc.	190,300	$11,214

		221,297

Health Care Providers & Services - 0.81%
Quest Diagnostics, Inc.	396,732	23,181
WellPoint, Inc.	794,700	42,350

		65,531

Pharmaceuticals - 8.17%
Abbott Laboratories	204,299	13,547
AstraZeneca plc, ADRB	283,300	13,261
Eli Lilly & Co.	286,200	12,601
Johnson & Johnson	2,989,491	206,933
Merck & Co., Inc.	2,432,975	107,465
Novartis AG, ADRB	885,600	52,022
Pfizer, Inc.	8,999,557	216,349
Roche Holding AG, ADRB	97,571	4,334
Sanofi, ADRB	853,200	34,922

		661,434

Total Health Care		948,262

INDUSTRIALS - 10.15%
Aerospace & Defense - 3.30%
Boeing Co.	642,200	47,465
Exelis, Inc.	1,302,700	12,245
Huntington Ingalls Industries, Inc.A	16,124	629
Lockheed Martin Corp.	842,386	75,200
Northrop Grumman Corp.	597,547	39,558
Raytheon Co.	1,366,600	75,819
United Technologies Corp.	217,655	16,202

		267,118

Air Freight & Couriers - 0.48%
FedEx Corp.	327,200	29,546
United Parcel Service, Inc., Class B	122,950	9,296

		38,842

Commercial Services & Supplies - 0.05%
Dun & Bradstreet Corp.	55,491	4,450

Construction & Engineering - 0.02%
Fluor Corp.	27,562	1,367

Industrial Conglomerates - 3.08%
3M Co.	158,854	14,492
General Electric Co.	6,890,500	142,979
Honeywell International, Inc.	1,391,458	80,774
Tyco International Ltd.	204,830	11,253

		249,498

Machinery - 3.15%
Cummins, Inc.	774,100	74,236
Danaher Corp.	177,797	9,389
Eaton Corp.	1,179,024	51,688
Illinois Tool Works, Inc.	703,700	38,239
ITT Corp.	535,600	10,037
PACCAR, Inc.	1,067,600	42,715
Xylem, Inc.	1,204,400	28,882

		255,186

	Shares	Fair Value
		(000’s)
Road & Rail - 0.07%
Canadian National Railway Co.	61,638	$5,429

Total Industrials		821,890

INFORMATION TECHNOLOGY - 11.06%
Communications Equipment - 1.09%
Cisco Systems, Inc.	2,930,604	46,743
Corning, Inc.	3,667,400	41,845

		88,588

Computers & Peripherals - 4.63%
Apple, Inc.	84,525	51,624
Hewlett-Packard Co.	5,387,279	98,264
International Business Machines Corp.	446,286	87,463
Seagate Technology plc	3,451,625	103,619
Western Digital Corp.A	843,300	33,538

		374,508

Electronic Equipment & Instruments - 0.39%
TE Connectivity Ltd.	960,500	31,706

IT Consulting & Services - 0.63%
Accenture plc, Class A	279,178	16,834
Fidelity National Information Services, Inc.	734,400	23,090
Fiserv, Inc.A	49,040	3,439
Western Union Co.	440,284	7,674

		51,037

Semiconductor Equipment & Products - 0.95%
Intel Corp.	1,349,627	34,685
Texas Instruments, Inc.	1,561,600	42,538

		77,223

Software - 3.37%
CA, Inc.	1,214,103	29,223
Microsoft Corp.	5,745,900	169,332
Oracle Corp.	2,471,184	74,630

		273,185

Total Information Technology		896,247

MATERIALS - 1.45%
Chemicals - 0.79%
Air Products & Chemicals, Inc.	337,068	27,110
EI du Pont de Nemours & Co.	512,100	25,451
PPG Industries, Inc.	99,909	10,936

		63,497

Metals & Mining - 0.66%
Cliffs Natural Resources, Inc.	500,100	20,449
Newmont Mining Corp.	747,100	33,224

		53,673

Total Materials		117,170

TELECOMMUNICATION SERVICES - 5.07%
Diversified Telecommunication Services - 2.61%
AT&T, Inc.	3,994,649	151,476

	Shares	Fair Value
		(000’s)
Verizon Communications, Inc.	1,326,486	$59,878

		211,354

Wireless Telecommunication Services - 2.46%
Vodafone Group plc, ADRB	6,971,144	199,444

Total Telecommunication Services		410,798

UTILITIES - 4.85%
CenterPoint Energy, Inc.	2,811,700	59,214
Dominion Resources, Inc.	343,300	18,645
Edison International	571,800	26,406
Entergy Corp.	957,400	69,574
Exelon Corp.	1,634,200	63,930
NRG Energy, Inc.	1,501,700	29,764
PG&E Corp.	137,164	6,331
PPL Corp.	56,335	1,628
Public Service Enterprise Group, Inc.	3,519,696	116,995

Total Utilities		392,487

Total Common Stock (Cost $7,503,152)		7,915,114

PREFERRED STOCK - 0.25%
CONSUMER DISCRETIONARY - 0.23%
General Motors Co., 4.75%, Due 12/1/13	551,225	18,450

INDUSTRIALS - 0.01%
United Technologies Corp., 7.50%, Due 8/1/15	14,770	779

UTILITIES - 0.01%
PPL Corp.,9.50%, Due 7/1/13	18,398	1,000

Total Preferred Stock (Cost $29,242)		20,229

SHORT-TERM INVESTMENTS - 1.99% (Cost $161,595)
JPMorgan U.S. Government Money Market Fund, Capital Class	161,594,925	161,595

TOTAL INVESTMENTS - 99.95% (Cost $7,693,989)		8,096,938
OTHER ASSETS, NET OF LIABILITIES - 0.05%		3,759

TOTAL NET ASSETS - 100.00%		$8,100,697

Percentages are stated as a percent of net assets.

A Non-income producing security.

B ADR - American Depositary Receipt.

C REIT - Real Estate Investment Trust.

Futures Contracts Open on July 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	2,265	September, 2012	$155,673	$3,754

				$155,673	$3,754

American Beacon Mid-Cap Value Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 67.76%
CONSUMER DISCRETIONARY - 8.60%
Auto Components - 0.37%
Delphi Automotive plc A	21,575	$613

Automobiles - 0.23%
Harley-Davidson, Inc.	8,812	381

Hotels, Restaurants & Leisure - 1.48%
International Game Technology	70,300	796
Royal Caribbean Cruises Ltd.	50,936	1,272
WMS Industries, Inc.	21,165	389

		2,457

Household Durables - 1.83%
Mohawk Industries, Inc.A	13,475	895
Newell Rubbermaid, Inc.	34,129	602
Stanley Black & Decker, Inc.	23,114	1,547

		3,044

Leisure Equipment & Products - 1.05%
Hasbro, Inc.	48,494	1,737

Media - 1.27%
Interpublic Group of Cos., Inc.	35,734	353
Omnicom Group, Inc.	26,800	1,345
Scripps Networks Interactive, Inc., Class A	7,466	402

		2,100

Specialty Retail - 2.37%
American Eagle Outfitters, Inc.	19,516	406
Hanesbrands, Inc.A	29,200	877
Rent-A-Center, Inc.	15,800	562
Staples, Inc.	139,275	1,773
Urban Outfitters, Inc.A	10,712	327

		3,945

Total Consumer Discretionary		14,277

CONSUMER STAPLES - 3.60%
Beverages - 0.80%
Coca-Cola Enterprises, Inc.	14,237	417
Constellation Brands, Inc., Class AA	14,326	404
Molson Coors Brewing Co., Class B	11,818	501

		1,322

Food & Drug Retailing - 0.67%
Kroger Co.	26,167	580
Sysco Corp.	18,245	536

		1,116

Food Products - 0.43%
JM Smucker Co.	5,396	414
Tyson Foods, Inc., Class A	19,715	296

		710

Personal Products - 0.45%
Avon Products, Inc.	47,750	740

	Shares	Fair Value
		(000’s)
Tobacco - 1.25%
Lorillard, Inc.	8,200	$1,055
Reynolds American, Inc.	22,300	1,032

		2,087

Total Consumer Staples		5,975

ENERGY - 3.07%
Energy Equipment & Services - 0.31%
McDermott International, Inc.A	22,503	263
Nabors Industries Ltd.A	18,392	255

		518

Oil & Gas - 2.76%
EQT Corp.	6,418	362
Murphy Oil Corp.	19,807	1,063
Newfield Exploration Co.A	18,292	558
Pioneer Natural Resources Co.	6,523	578
Range Resources Corp.	7,024	440
Seadrill Ltd.	25,100	974
Spectra Energy Corp.	19,400	595

		4,570

Total Energy		5,088

FINANCIALS - 19.15%
Banks - 4.81%
Comerica, Inc.	46,867	1,416
Fifth Third Bancorp	181,563	2,509
KeyCorp	117,950	941
New York Community Bancorp, Inc.	86,900	1,128
Regions Financial Corp.	81,550	568
SunTrust Banks, Inc.	22,176	524
TCF Financial Corp.	31,350	324
Zions Bancorporation	31,117	566

		7,976

Diversified Financials - 3.89%
Ameriprise Financial, Inc.	23,247	1,202
Capital One Financial Corp.	20,000	1,130
Discover Financial Services	31,100	1,118
Engility Holdings, Inc.A	5,520	81
Invesco Ltd.	69,800	1,545
SLM Corp.	59,000	943
Towers Watson & Co., Class A	7,508	440

		6,459

Insurance - 7.64%
Allstate Corp.	51,438	1,764
Axis Capital Holdings Ltd.	23,150	761
Chubb Corp.	10,300	749
Endurance Specialty Holdings Ltd.	7,770	269
PartnerRe Ltd.	8,125	589
Primerica, Inc.	42,375	1,160
Protective Life Corp.	27,625	771
Reinsurance Group of America, Inc.	10,461	582
RenaissanceRe Holdings Ltd.	15,500	1,147
Torchmark Corp.	15,437	768
Unum Group	29,410	556

	Shares	Fair Value
		(000’s)
Validus Holdings Ltd.	23,593	$767
Willis Group Holdings plc	54,625	2,020
XL Group plc	36,700	758

		12,661

Real Estate - 2.81%
Annaly Capital Management, Inc.B	25,300	441
Digital Realty Trust, Inc.B	8,489	663
Essex Property Trust, Inc.B	6,800	1,070
Hospitality Properties TrustB	55,350	1,344
Host Hotels & Resorts LPB C	34,493	506
Liberty Property TrustB	17,810	646

		4,670

Total Financials		31,766

HEALTH CARE - 5.34%
Health Care Equipment & Supplies - 1.64%
Becton Dickinson and Co.	15,250	1,155
CareFusion Corp.A	22,791	556
Patterson Cos., Inc.	11,264	384
St Jude Medical, Inc.	16,800	628

		2,723

Health Care Providers & Services - 3.70%
AmerisourceBergen Corp.	9,665	384
Cardinal Health, Inc.	19,000	819
Cigna Corp.	17,300	697
Coventry Health Care, Inc.	27,800	926
HealthSouth Corp.A	18,106	406
Laboratory Corp. of America HoldingsA	9,050	761
Mednax, Inc.A	8,572	567
Omnicare, Inc.	32,800	1,029
Quest Diagnostics, Inc.	9,309	544

		6,133

Total Health Care		8,856

INDUSTRIALS - 13.19%
Aerospace & Defense - 3.06%
Curtiss-Wright Corp.	38,250	1,146
Exelis, Inc.	60,800	572
L-3 Communications Holdings, Inc.	27,675	1,963
Spirit Aerosystems Holdings, Inc., Class AA	59,877	1,407

		5,088

Building Products - 2.05%
Fortune Brands Home & Security, Inc.A	52,325	1,157
Masco Corp.	122,850	1,478
Owens CorningA	28,225	758

		3,393

Commercial Services & Supplies - 2.17%
Cintas Corp.	13,470	534
Con-way, Inc.	21,650	771
DeVry, Inc.	39,000	766
Manpower, Inc.	22,250	791
Republic Services, Inc.	25,402	735

		3,597

	Shares	Fair Value
		(000’s)
Construction & Engineering - 0.77%
Fluor Corp.	10,071	$499
URS Corp.	22,100	775

		1,274

Electrical Equipment - 1.54%
Brady Corp., Class A	43,025	1,141
Molex, Inc.	56,148	1,411

		2,552

Electronic Equipment & Instruments - 0.30%
Energizer Holdings, Inc.	6,507	506

Industrial Conglomerates - 0.30%
Teleflex, Inc.	7,849	500

Machinery - 2.49%
Dover Corp.	8,804	480
Eaton Corp.	17,000	745
Flowserve Corp.	4,147	498
ITT Corp.	28,400	532
Pentair, Inc.	21,800	955
SPX Corp.	10,000	607
Xylem, Inc.	13,300	319

		4,136

Marine - 0.51%
Golar LNG Ltd.	21,700	839

Total Industrials		21,885

INFORMATION TECHNOLOGY - 6.79%
Communications Equipment - 0.29%
Juniper Networks, Inc.A	27,721	486

Electronic Equipment & Instruments - 2.85%
Avnet, Inc.A	54,525	1,718
Diebold, Inc.	12,798	415
Ingram Micro, Inc., Class AA	75,675	1,134
TE Connectivity Ltd.	35,025	1,156
Vishay Intertechnology, Inc.A	30,785	304

		4,727

IT Consulting & Services - 1.10%
Computer Sciences Corp.	31,850	784
Fidelity National Information Services, Inc.	17,470	549
Western Union Co.	28,000	488

		1,821

Semiconductor Equipment & Products - 0.73%
Analog Devices, Inc.	12,382	484
Microchip Technology, Inc.	21,600	721

		1,205

Software - 1.82%
Adobe Systems, Inc.A	16,533	511
CA, Inc.	46,800	1,127
Symantec Corp.A	37,868	596

	Shares	Fair Value
		(000’s)
Synopsys, Inc.A	25,995	$787

		3,021

Total Information Technology		11,260

MATERIALS - 3.29%
Chemicals - 0.67%
Huntsman Corp.	26,836	339
PPG Industries, Inc.	7,000	767

		1,106

Containers & Packaging - 1.65%
Greif, Inc., Class A	11,901	515
Jarden Corp.	8,500	384
Owens-Illinois, Inc.A	22,663	418
Packaging Corp of America	15,686	483
Sonoco Products Co.	31,200	946

		2,746

Metals & Mining - 0.97%
Allegheny Technologies, Inc.	23,241	697
Compass Minerals International, Inc.	5,968	432
Nucor Corp.	12,292	482

		1,611

Total Materials		5,463

UTILITIES - 4.73%
Electric Utilities - 2.98%
CenterPoint Energy, Inc.	44,100	929
Edison International	9,240	427
Entergy Corp.	15,950	1,158
Great Plains Energy, Inc.	35,926	797
Pinnacle West Capital Corp.	13,600	728
Portland General Electric Co.	12,626	344
TECO Energy, Inc.	31,113	566

		4,949

Gas Utilities - 0.60%
AGL Resources, Inc.	16,811	681
ONEOK, Inc.	7,100	316

		997

Multi-Utilities - 1.15%
SCANA Corp.	11,836	582
Xcel Energy, Inc.	44,990	1,318

		1,900

Total Utilities		7,846

Total Common Stock (Cost $112,954)		112,416

SHORT-TERM INVESTMENTS - 0.09% (Cost $156)
JPMorgan U.S. Government Money Market Fund, Capital Class	155,691	156

TOTAL INVESTMENTS - 67.85% (Cost $113,110)	$112,572
OTHER ASSETS, NET OF LIABILITIES - 32.15%	53,344

TOTAL NET ASSETS - 100.00%	$165,916

Percentages are stated as a percent of net assets.

A Non-income producing security.

B REIT - Real Estate Investment Trust.

C Limited Partnership.

Futures Contracts Open on July 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

S&P 400 Midcap E Index Future	Long	529	September, 2012	$49,652	$65

				$49,652	$65

American Beacon Small Cap Value Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.19%
CONSUMER DISCRETIONARY- 13.87%
Auto Components - 1.40%
American Axle & Manufacturing Holdings, Inc.A	1,703,189	$18,377
Cooper Tire & Rubber Co.	282,488	4,935
Dana Holding Corp.	786,630	10,368
Gentex Corp.	384,300	6,153
Sauer-Danfoss, Inc.	112,400	4,068
Superior Industries International, Inc.	68,220	1,166

		45,067

Automobiles - 0.48%
Avis Budget Group, Inc.A	597,400	8,584
Thor Industries, Inc.	237,230	6,816

		15,400

Distributors - 0.28%
Brightpoint, Inc.A	1,010,700	9,066

Hotels, Restaurants & Leisure - 1.30%
Ameristar Casinos, Inc.	68,100	1,149
Boyd Gaming Corp.A B	180,300	1,028
Brinker International, Inc.	246,650	7,994
CEC Entertainment, Inc.	54,676	1,884
International Speedway Corp., Class A	170,789	4,379
Jack in the Box, Inc.A B	125,560	3,389
Lakes Entertainment, Inc.A	150,800	409
Orient-Express Hotels Ltd., Class AA	213,900	1,951
Speedway Motorsports, Inc.	101,900	1,621
WMS Industries, Inc.	991,140	18,206

		42,010

Household Durables - 1.47%
Cavco Industries, Inc.A	52,569	2,516
Ethan Allen Interiors, Inc.B	208,360	4,298
Furniture Brands International, Inc.A	833,900	917
Helen of Troy Ltd.A	157,546	4,799
KB HomeB	771,220	7,126
Lancaster Colony Corp.	44,610	3,091
M/I Homes, Inc.A	212,556	3,526
Matthews International Corp., Class A	20,205	586
Meritage Homes Corp.	173,610	6,094
Tempur-Pedic International, Inc.A	98,410	2,804
Whirlpool Corp.	174,200	11,769

		47,526

Internet & Catalog Retail - 0.09%
Insight Enterprises, Inc.A	118,350	1,984
Systemax, Inc.	74,130	924

		2,908

Leisure Equipment & Products - 0.55%
Brunswick Corp.	780,750	17,169
Callaway Golf Co.B	122,120	670

		17,839

Media - 2.18%
Belo Corp., Series A	252,540	1,730

	Shares	Fair Value
		(000’s)
Digital Generation, Inc.A	533,900	$5,691
DreamWorks Animation SKG, Inc., Class AA B	284,230	5,457
EW Scripps Co., Class AA	119,710	1,112
Gannett Co. Inc	499,200	7,044
Harte-Hanks, Inc.	49,200	310
John Wiley & Sons, Inc., Class A	147,748	7,040
Meredith Corp.B	347,258	11,473
Scholastic Corp.	120,206	3,622
Sinclair Broadcast Group, Inc., Class A	435,720	4,444
Valassis Communications, Inc.A B	1,003,000	22,619

		70,542

Multiline Retail - 0.57%
Big Lots, Inc.	287,200	11,635
Fred’s, Inc., Class A	79,540	1,129
Saks, Inc.B	555,360	5,792

		18,556

Specialty Retail - 4.41%
Aaron’s, Inc.	252,800	7,415
Aeropostale, Inc.A	776,458	15,312
America’s Car-Mart, Inc.A	300,100	13,769
Asbury Automotive Group, Inc.A	83,220	2,177
Ascena Retail Group, Inc.A	61,258	1,123
Big 5 Sporting Goods Corp.	178,300	1,344
Buckle, Inc.B	88,450	3,420
Cabela’s, Inc.A	508,700	23,370
Cato Corp., Class A	177,110	4,959
Childrens Place Retail Stores, Inc.A	114,340	5,808
Express, Inc.	334,540	5,386
Finish Line Inc, Class A	255,840	5,342
Hanesbrands, Inc.A	87,220	2,618
hhgregg, Inc.A B	-	-
Lithia Motors, Inc., Class A	47,700	1,329
Men’s Wearhouse, Inc.	424,000	11,554
Pep Boys, Inc.A	214,790	1,948
Rent-A-Center, Inc.	745,318	26,505
Sonic Automotive, Inc., Class AB	103,640	1,774
Stage Stores, Inc.	111,400	2,110
Titan Machinery, Inc.A	166,700	4,741

		142,004

Textiles & Apparel - 1.14%
G-III Apparel Group Ltd.A	37,700	926
Guess? Inc	193,100	5,812
Jones Group, Inc.	380,967	4,027
Perry Ellis International, Inc.A	195,200	3,680
Quiksilver, Inc.A	3,308,900	9,562
Skechers U.S.A. Inc, Class AA	347,080	6,921
Warnaco Group, Inc.A	85,680	3,655
Wolverine World Wide, Inc.	52,640	2,339

		36,922

Total Consumer Discretionary		447,840

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 1.86%
Food & Drug Retailing - 0.75%
Andersons, Inc.	46,640	$1,771
Casey’s General Stores, Inc.	109,596	6,513
Flowers Foods, Inc.	225,300	4,815
Harris Teeter Supermarkets, Inc.	179,420	7,417
Spartan Stores, Inc.	219,440	3,774

		24,290

Food Products - 0.96%
Darling International, Inc.A	741,500	12,250
Fresh Del Monte Produce, Inc.	150,480	3,687
Ingredion, Inc.	113,315	5,883
Overhill Farms, Inc.A	316,300	1,218
Sanderson Farms, Inc.	164,405	6,055
USANA Health Sciences, Inc.A B	36,800	1,655

		30,748

Personal Products - 0.07%
Revlon, Inc., Class AA	124,250	1,808
Steiner Leisure Ltd.A	11,700	488

		2,296

Tobacco - 0.08%
Universal Corp.	57,100	2,600

Total Consumer Staples		59,934

ENERGY - 6.42%
Energy Equipment & Services - 3.43%
Atwood Oceanics, Inc.A	414,227	18,447
Bristow Group, Inc.	262,840	12,030
Exterran Holdings, Inc.A	137,700	2,034
Hercules Offshore, Inc.A	276,670	993
Hornbeck Offshore Services, Inc.A	65,610	2,779
Matrix Service Co.A	156,785	1,624
McDermott International, Inc.A	518,090	6,062
Newpark Resources, Inc.A	1,666,100	11,379
Oil States International, Inc.A	88,100	6,405
Parker Drilling Co.A	295,630	1,369
Precision Drilling Corp.A B	1,261,750	10,081
RPC, Inc.	409,425	5,507
SEACOR Holdings, Inc.	58,710	4,987
Superior Energy Services, Inc.A B	92,070	1,995
Tesco Corp.A	508,204	5,890
Tetra Technologies, Inc.A	769,160	5,330
Tidewater, Inc.	141,890	6,892
Unit Corp.A	174,885	6,953

		110,757

Oil & Gas - 2.99%
Approach Resources, Inc.A B	113,800	3,004
Berry Petroleum Co., Class A	242,900	9,235
Clayton Williams Energy, Inc.A	7,600	314
Cloud Peak Energy, Inc.	982,780	16,265
Contango Oil & Gas Co.A	153,200	9,077
Delek US Holdings, Inc.	142,600	2,815
Energy Partners Ltd.A	791,370	13,374

	Shares	Fair Value
		(000’s)
Gulfport Energy Corp.A	364,320	$7,505
Helix Energy Solutions Group, Inc.A	118,780	2,124
Stone Energy Corp.A	541,100	14,209
Tesoro Corp.	436,155	12,060
W&T Offshore, Inc.	72,264	1,336
Western Refining, Inc.	223,200	5,252

		96,570

Total Energy		207,327

FINANCIALS - 28.58%
Banks - 11.93%
1st Source Corp.	52,120	1,158
Associated Banc-Corp	1,138,110	14,215
Astoria Financial Corp.B	232,000	2,185
BancorpSouth, Inc.	668,582	9,688
Bank of Hawaii Corp.	106,056	4,954
Bank of the Ozarks, Inc.	523,400	16,848
BBCN Bancorp, Inc.A	678,485	7,694
Beneficial Mutual Bancorp, Inc.A	197,600	1,691
Berkshire Hills Bancorp, Inc.	51,898	1,166
Brookline Bancorp, Inc.	694,840	5,844
Cardinal Financial Corp.	239,400	3,064
Cathay General Bancorp	198,960	3,221
Chemical Financial Corp.	100,800	2,261
City Holding Co.B	35,710	1,180
City National Corp.	161,263	7,947
Columbia Banking System, Inc.	106,830	1,928
Community Bank System, Inc.	26,230	722
Community Trust Bancorp, Inc.B	37,900	1,286
CVB Financial Corp.	631,513	7,452
Dime Community Bancshares, Inc.	86,255	1,251
East West Bancorp, Inc.	86,530	1,886
First Commonwealth Financial Corp.	283,600	1,988
First Financial Bancorp	652,000	10,406
First Financial Holdings, Inc.	182,800	2,157
First Horizon National Corp.	2,651,873	21,826
First Interstate Bancsystem, Inc.	296,000	4,265
First Midwest Bancorp, Inc.	931,652	10,528
First Niagara Financial Group, Inc.	221,600	1,680
FirstMerit Corp.	451,940	7,321
FNB Corp.	319,630	3,478
Fulton Financial Corp.	792,695	7,285
Glacier Bancorp, Inc.	132,974	2,017
Hancock Holding Co.	556,593	16,966
Home Federal Bancorp, Inc.	171,000	1,696
Iberiabank Corp.	377,820	17,694
Independent Bank Corp.	34,335	1,020
International Bancshares Corp.	197,582	3,622
Lakeland Financial Corp.	112,320	2,891
MB Financial, Inc.	478,870	9,668
National Penn Bancshares, Inc.	972,097	8,593
NBT Bancorp, Inc.	94,633	1,988
Northwest Bancshares, Inc.	279,190	3,253
Ocwen Financial Corp.A	560,800	11,081
Old National Bancorp	255,840	3,131

	Shares	Fair Value
		(000’s)
Oritani Financial Corp.	111,800	$1,575
PacWest Bancorp	197,750	4,530
Pinnacle Financial Partners, Inc.A	86,420	1,690
PrivateBancorp, Inc.	176,300	2,701
Prosperity Bancshares, Inc.	401,979	16,308
Provident Financial Services, Inc.	465,860	7,095
Republic Bancorp, Inc., Class A	45,800	1,081
S&T Bancorp, Inc.	63,930	1,055
Sandy Spring Bancorp, Inc.	58,700	1,045
SCBT Financial Corp.	37,420	1,386
State Bank Financial Corp.A	667,800	10,625
Susquehanna Bancshares, Inc.	910,870	9,710
Synovus Financial Corp.B	8,385,600	15,933
TCF Financial Corp.	295,186	3,049
Umpqua Holdings Corp.	304,775	3,804
Washington Federal, Inc.	450,235	7,172
Washington Trust Bancorp, Inc.	59,540	1,478
Webster Financial Corp.	793,216	16,277
WesBanco, Inc.	97,398	2,017
Western Alliance BancorpA	445,258	4,105
Wintrust Financial Corp.	369,700	13,572
Zions Bancorporation	391,400	7,123

		385,526

Diversified Financials - 4.66%
Ares Capital Corp. C	886,800	14,746
CapitalSource, Inc.	784,350	5,137
Capitol Federal Financial, Inc.	411,650	4,825
Cash America International, Inc.	246,400	9,442
Citizens Republic Bancorp, Inc.A	78,800	1,418
CoreLogic, Inc.A	483,550	11,122
Credit Acceptance Corp.A	69,268	6,640
Duff & Phelps Corp., Class A	751,361	11,075
E*Trade Financial Corp.A	677,180	5,167
Encore Capital Group, Inc.A	406,700	11,388
EZCORP, Inc., Class AA	497,000	11,183
Federated Investors, Inc., Class BB	93,222	1,875
Fifth Street Finance Corp.B C	1,390,000	14,052
Generac Holdings, Inc.	144,300	3,293
Interactive Brokers Group, Inc., Class A	74,261	1,029
Janus Capital Group, Inc.	1,546,300	11,180
KBW, Inc.	261,130	4,207
Knight Capital Group, Inc., Class AA	691,300	7,141
National Financial Partners Corp.A	70,740	1,050
Nelnet, Inc., Class A	87,500	2,057
Netspend Holdings, Inc.A B	109,299	962
NewStar Financial, Inc.A	128,030	1,526
Piper Jaffray CosA	210,207	4,480
Waddell & Reed Financial, Inc., Class A	92,025	2,677
World Acceptance Corp.A B	39,580	2,821

		150,493

Insurance - 8.58%
Allied World Assurance Co. Holdings AG	115,610	8,720
Alterra Capital Holdings Ltd.	268,340	6,244
American Equity Investment Life Holding Co.B	180,670	2,108

	Shares	Fair Value
		(000’s)
American Financial Group, Inc.	204,535	$7,713
Amtrust Financial Services, Inc.	163,922	4,883
Argo Group International Holdings Ltd.	222,100	6,532
Aspen Insurance Holdings Ltd.	807,555	23,210
Assurant, Inc.	37,900	1,372
CNO Financial Group, Inc.	2,158,230	17,892
Employers Holdings, Inc.	472,160	8,442
Endurance Specialty Holdings Ltd.	673,545	23,353
Enstar Group Ltd.A	34,643	3,238
Fidelity National Financial, Inc., Class A	449,500	8,370
First American Financial Corp.	588,980	10,790
Global Indemnity plcA	434,123	8,344
Hanover Insurance Group, Inc.	138,135	4,844
HCC Insurance Holdings, Inc.	188,860	5,787
Hilltop Holdings, Inc.A	50,000	526
Horace Mann Educators Corp.	577,300	10,068
Infinity Property & Casualty Corp.	43,738	2,528
Kemper Corp.	153,190	5,012
Maiden Holdings Ltd.	166,160	1,411
MBIA, Inc.A B	288,500	2,755
Montpelier Re Holdings Ltd.	221,558	4,489
National Western Life Insurance Co., Class A	7,730	1,094
Navigators Group, Inc.A	114,593	5,550
OneBeacon Insurance Group Ltd., Class A	41,420	526
Platinum Underwriters Holdings Ltd.	128,537	4,887
Primerica, Inc.	95,400	2,611
ProAssurance Corp.	236,180	21,155
Protective Life Corp.	413,090	11,529
RenaissanceRe Holdings Ltd.	51,000	3,773
RLI Corp.	42,970	2,768
Safety Insurance Group, Inc.	38,030	1,612
Selective Insurance Group, Inc.	123,290	2,128
StanCorp Financial Group, Inc.	194,350	5,784
State Auto Financial Corp.	36,400	472
Symetra Financial Corp.	1,299,910	15,118
Tower Group, Inc.	95,710	1,784
United Fire Group, Inc.	40,700	798
Validus Holdings Ltd.	249,130	8,104
White Mountains Insurance Group Ltd.	17,204	8,784

		277,108

Real Estate - 3.41%
Brandywine Realty TrustD	224,795	2,671
CapLease, Inc.D	915,800	4,167
CBL & Associates Properties, Inc.D	114,385	2,257
Chesapeake Lodging TrustD	545,400	9,255
Colony Financial, Inc.D	567,400	10,412
CommonWealth REITD	122,811	2,240
DCT Industrial Trust, Inc.D	1,216,040	7,612
DiamondRock Hospitality Co.D	569,370	5,386
Duke Realty Corp.D	127,108	1,838
Entertainment Properties TrustD	76,660	3,462
First Potomac Realty TrustD	394,160	4,568
Forestar Group, Inc.A	86,800	988
Granite Real Estate, Inc.D	235,100	8,365

	Shares	Fair Value
		(000’s)
Hospitality Properties TrustD	103,808	$2,519
LaSalle Hotel PropertiesD	253,170	6,648
Mack-Cali Realty Corp.D	174,260	4,668
National Health Investors, Inc.D	141,630	7,604
Omega Healthcare Investors, Inc.D	119,370	2,894
Pebblebrook Hotel TrustD	267,644	6,081
Pennsylvania Real Estate Investment TrustD	200,216	2,875
Starwood Property Trust, Inc.D	512,500	11,409
Urstadt Biddle Properties, Inc., Class AD	108,110	2,053

		109,972

Total Financials		923,099

HEALTH CARE - 4.68%
Biotechnology - 0.34%
Charles River Laboratories International, Inc.A	78,315	2,665
United Therapeutics Corp.A	148,900	8,157

		10,822

Health Care Equipment & Supplies - 0.49%
CONMED Corp.	59,220	1,625
Haemonetics Corp.A	90,140	6,483
Hillenbrand, Inc.	192,680	3,331
Hill-Rom Holdings, Inc.	20,279	530
ICU Medical, Inc.A	73,570	3,923

		15,892

Health Care Providers & Services - 3.23%
Community Health Systems, Inc.A	193,200	4,755
Covance, Inc.A	149,600	7,022
Ensign Group, Inc.	52,112	1,462
Hanger Orthopedic Group, Inc.A	260,140	6,704
Health Net, Inc.A	232,220	5,113
HealthSouth Corp.A	965,870	21,635
LifePoint Hospitals, Inc.A	749,990	28,591
Magellan Health Services, Inc.A	90,910	4,382
MAXIMUS, Inc.	112,960	5,704
Omnicell, Inc.A	359,560	4,692
Owens & Minor, Inc.	87,930	2,481
Select Medical Holdings Corp.A	318,300	3,390
Triple-S Management Corp., Class BA	49,640	904
Universal American Corp.	265,660	2,380
WellCare Health Plans, Inc.A	81,300	5,270

		104,485

Pharmaceuticals - 0.62%
Endo Pharmaceuticals Holdings, Inc.A	328,850	9,777
Hi-Tech Pharmacal Co. IncA	27,100	931
Medicis Pharmaceutical Corp., Class A	137,220	4,517
PharMerica Corp.A	292,300	3,008
Spectrum Pharmaceuticals, Inc.A B	126,400	1,768

		20,001

Total Health Care		151,200

	Shares	Fair Value
		(000’s)
INDUSTRIALS - 17.36%
Aerospace & Defense - 2.00%
Aerovironment, Inc.A	203,460	$4,753
Alliant Techsystems, Inc.	258,940	11,994
Curtiss-Wright Corp.	399,952	11,987
Huntington Ingalls Industries, Inc.A B	372,600	14,528
Spirit Aerosystems Holdings, Inc., Class AA	252,220	5,927
Triumph Group, Inc.	245,700	15,363

		64,552

Airlines - 0.14%
Aircastle Ltd.	378,620	4,479

Building Products - 1.56%
Apogee Enterprises, Inc.	249,797	4,044
Armstrong World Industries, Inc.	140,170	5,418
Crane Co.	189,474	7,389
Drew Industries, Inc.	96,220	2,584
Fortune Brands Home & Security, Inc.A	283,300	6,267
Owens CorningA	258,400	6,941
Simpson Manufacturing Co. Inc	381,325	9,244
Trex Co. IncA B	281,800	7,180
Universal Forest Products, Inc.	40,100	1,280

		50,347

Commercial Services & Supplies - 5.70%
Aceto Corp.	184,050	1,616
Atlas Air Worldwide Holdings, Inc.A	437,700	19,853
Brink’s Co.	333,520	7,738
Convergys Corp.	308,790	4,552
Con-way, Inc.	467,900	16,667
CSG Systems International, Inc.A	94,640	1,669
Deluxe Corp.	137,460	3,893
DeVry, Inc.	133,900	2,628
Dun & Bradstreet Corp.	101,600	8,147
Ennis, Inc.	81,580	1,170
G&K Services, Inc., Class A	47,340	1,492
Geo Group, Inc.	634,325	14,666
Heidrick & Struggles International, Inc.	256,200	3,428
Herman Miller, Inc.	470,000	8,601
Hudson Global, Inc.A	630,300	2,868
Huron Consulting Group, Inc.A	123,850	4,171
Interface, Inc.	357,560	4,741
Kforce, Inc.A	288,750	3,341
Koppers Holdings, Inc.	54,859	1,807
Korn/Ferry InternationalA	1,066,340	14,033
Manpower, Inc.	272,100	9,681
McGrath Rentcorp	154,903	4,122
Mobile Mini, Inc.A	639,400	9,156
Monotype Imaging Holdings, Inc.	335,190	4,921
Navigant Consulting, Inc.A	41,100	478
PHH Corp.A B	623,200	10,102
Steelcase, Inc., A Shares	695,102	5,957
TAL International Group, Inc.	84,580	2,888
Tetra Tech, Inc.A	232,630	5,981

	Shares	Fair Value
		(000’s)
United Stationers, Inc.	145,070	$3,657

		184,024

Construction & Engineering - 1.30%
Aegion Corp.A	563,000	9,796
Comfort Systems USA, Inc.	864,755	8,466
EMCOR Group, Inc.	148,620	3,913
Foster Wheeler AGA	118,733	2,142
Granite Construction, Inc.	286,235	7,413
Primoris Services Corp.	107,764	1,331
Tutor Perini Corp.	169,871	1,930
URS Corp.	197,510	6,927

		41,918

Diversified Manufacturing - 0.29%
Barnes Group, Inc.	51,977	1,240
Myers Industries, Inc.	502,046	8,254

		9,494

Electrical Equipment - 1.44%
Energy XXI Bermuda Ltd.	167,500	5,223
EnerSys, Inc.A	443,342	15,139
General Cable Corp.A	79,839	2,086
GrafTech International Ltd.A	501,220	5,238
II-VI, Inc.	247,050	4,309
IPG Photonics Corp.A	35,700	1,988
Regal-Beloit Corp.	194,400	12,514

		46,497

Industrial Conglomerates - 0.70%
Carlisle Cos., Inc.	109,025	5,505
Chemed Corp.	133,000	8,349
ICF International, Inc.A	145,110	3,565
Standex International Corp.	20,200	864
Teleflex, Inc.	39,590	2,523
Trimas Corp.A	83,300	1,811

		22,617

Machinery - 3.25%
Actuant Corp., Class A	148,200	4,218
Astec Industries, Inc.A	154,320	4,506
Briggs & Stratton Corp.	131,190	2,288
Cascade Corp.	26,300	1,239
CIRCOR International, Inc.	211,700	6,518
Esterline Technologies Corp.A	103,719	6,090
FreightCar America, Inc.	109,330	2,224
Greenbrier Cos., Inc.A	379,250	6,182
ITT Corp.	120,155	2,252
John Bean Technologies Corp.	260,460	3,816
Kennametal, Inc.	123,000	4,539
Meritor, Inc.A	392,900	1,839
Miller Industries, Inc.	231,100	3,795
NACCO Industries, Inc., Class A	19,819	1,985
Oshkosh Corp.A	870,600	19,605
Reliance Steel & Aluminum Co.	117,990	6,074
SPX Corp.	31,395	1,906
Terex Corp.	726,000	14,156
Titan International, Inc.B	79,700	1,647
Trinity Industries, Inc.	90,700	2,540

	Shares	Fair Value
		(000’s)
WABCO Holdings, Inc.A	136,900	$7,519

		104,938

Marine - 0.20%
Gulfmark Offshore, Inc., Class AA	66,352	2,385
Kirby Corp.A	79,600	4,201

		6,586

Road & Rail - 0.62%
Amerco, Inc.	54,290	5,071
Forward Air Corp.	380,009	12,715
Ryder System, Inc.	56,375	2,223

		20,009

Trading Companies & Distributors - 0.16%
WESCO International, Inc.A	92,600	5,159

Total Industrials		560,620

INFORMATION TECHNOLOGY - 12.73%
Communications Equipment - 2.19%
Anixter International, Inc.	89,100	5,071
Arris Group, Inc.A	1,205,961	15,303
Black Box Corp.	246,650	6,571
Brocade Communications Systems, Inc.A	1,416,072	7,038
Comtech Telecommunications Corp.	67,540	1,845
Comverse Technology, Inc.A	1,216,500	6,606
Extreme NetworksA	930,050	2,976
InterDigital, Inc.B	533,300	14,559
IxiaA	434,850	6,740
Plantronics, Inc.	64,525	2,118
Symmetricom, Inc.A	315,000	1,887

		70,714

Computers & Peripherals - 1.07%
Electronics for Imaging, Inc.A	160,370	2,345
Lexmark International, Inc., Class A	205,640	3,597
Mercury Computer Systems, Inc.A	360,400	4,206
NCR Corp.A	96,106	2,241
Synaptics, Inc.A B	603,217	15,912
Xyratex Ltd.	517,600	6,123

		34,424

Electronic Equipment & Instruments - 2.50%
AVX Corp.	201,219	1,960
Benchmark Electronics, Inc.A	156,100	2,460
Celestica, Inc.A	16,826	129
Ingram Micro, Inc., Class AA	521,136	7,812
Itron, Inc.A	174,650	6,806
Littelfuse, Inc.	203,300	10,905
Methode Electronics, Inc.	774,500	6,816
MTS Systems Corp.	32,885	1,430
Newport Corp.A	101,630	1,143
PerkinElmer, Inc.	86,120	2,200
Plexus Corp.A	364,000	10,454
Sanmina-SCI Corp.A	199,200	1,701
Tech Data Corp.A	169,562	8,495
TTM Technologies, Inc.A	14,380	157

	Shares	Fair Value
		(000’s)
Vishay Intertechnology, Inc.A	1,871,050	$18,467

		80,935

Energy Equipment & Services - 0.14%
OYO Geospace Corp.A	46,280	4,386

Internet Software & Services - 0.69%
Ebix, Inc.B	575,585	12,485
Grand Canyon Education, Inc.A	269,860	4,491
Netgear, Inc.A	127,040	4,399
Websense, Inc.A	62,916	944

		22,319

IT Consulting & Services - 1.05%
Booz Allen Hamilton Holding Corp.B	273,200	4,762
CACI International, Inc., Class AA	113,320	6,397
CIBER, Inc.A	347,900	1,305
Lender Processing Services, Inc.	179,500	4,428
SYNNEX Corp.A	449,410	15,203
Unisys Corp.A	86,030	1,672

		33,767

Semiconductor Equipment & Products - 3.23%
Amkor Technology, Inc.A B	774,053	4,126
ATMI, Inc.A	239,680	4,549
Brooks Automation, Inc.	1,455,740	13,480
Entegris, Inc.A	337,440	2,716
Entropic Communications, Inc.A B	1,331,700	7,990
Fairchild Semiconductor International, Inc.A	798,460	11,067
FEI Co.	77,460	3,696
Kulicke & Soffa Industries, Inc.A	339,820	3,762
Microsemi Corp.	134,835	2,610
MKS Instruments, Inc.	274,260	7,240
Omnivision Technologies, Inc.A	872,000	12,225
ON Semiconductor Corp.A	1,692,300	11,745
PMC - Sierra, Inc.A	413,495	2,200
QLogic Corp.A	159,593	1,842
Semtech Corp.A	205,330	4,905
Teradyne, Inc.A	718,080	10,563

		104,716

Software - 1.86%
Cognex Corp.	412,380	13,938
DST Systems, Inc.	163,630	8,820
FARO Technologies, Inc.A	171,900	7,397
JDA Software Group, Inc.A	75,746	2,241
Mentor Graphics Corp.A	1,215,700	18,576
Netscout Systems, Inc.A	99,000	2,313
Parametric Technology Corp.A	115,760	2,493
Take-Two Interactive Software, Inc.	479,640	4,211

		59,989

Total Information Technology		411,250

MATERIALS - 6.56%
Chemicals - 2.93%
A Schulman, Inc.	101,860	2,227
Cabot Corp.	219,798	8,572

	Shares	Fair Value
		(000’s)
Chemtura Corp.A	149,820	$2,026
Cytec Industries, Inc.	153,550	9,453
Huntsman Corp.	625,772	7,916
Innospec, Inc.A	57,000	1,774
Kraton Performance Polymers, Inc.A	68,500	1,604
Methanex Corp.	152,750	4,211
NewMarket Corp.	34,990	8,044
Olin Corp.	657,970	13,317
OM Group, Inc.A	178,400	2,801
PolyOne Corp.	1,146,600	16,888
Quaker Chemical Corp.	26,700	1,182
Rockwood Holdings, Inc.	100,400	4,440
Stepan Co.	24,680	2,188
TPC Group, Inc.A	28,100	1,082
WR Grace & Co.A	122,970	6,891

		94,616

Containers & Packaging - 0.99%
Boise, Inc.	307,630	2,276
Greif, Inc., Class A	44,250	1,914
Jarden Corp.B	249,405	11,274
KapStone Paper and Packaging Corp.A	256,470	4,311
Owens-Illinois, Inc.A	350,400	6,465
Packaging Corp of America	186,640	5,747

		31,987

Metals & Mining - 2.01%
AMCOL International Corp.	205,658	6,314
AuRico Gold, Inc.A B	1,435,388	9,330
Carpenter Technology Corp.	148,450	7,105
Coeur d’Alene Mines Corp.	373,049	6,084
Gibraltar Industries, Inc.A	468,139	4,457
Horsehead Holding Corp.A	148,500	1,341
Kaiser Aluminum Corp.	52,170	2,845
Materion Corp.	561,400	11,020
Metals USA Holdings Corp.A	79,100	1,287
Noranda Aluminum Holding Corp.	941,500	5,866
Pan American Silver Corp.	41,243	616
RTI International Metals, Inc.A	34,200	768
Steel Dynamics, Inc.	150,243	1,937
Thompson Creek Metals Co. IncA B	326,830	918
Worthington Industries, Inc.	224,742	4,877

		64,765

Paper & Forest Products - 0.63%
Buckeye Technologies, Inc.	168,600	5,078
Domtar Corp.	72,480	5,353
Louisiana-Pacific Corp.A	520,280	5,369
PH Glatfelter Co.	116,700	1,857
Schweitzer-Mauduit International, Inc.	39,700	2,704

		20,361

Total Materials		211,729

TELECOMMUNICATION SERVICES - 0.16%

	Shares	Fair Value
		(000’s)
Wireless Telecommunication Services - 0.16%
Iridium Communications, Inc.A B	179,900	$1,630
Telephone & Data Systems, Inc.	143,966	3,488

		5,118

Total Telecommunication Services		5,118

UTILITIES - 3.97%
Electric Utilities - 3.03%
Black Hills Corp.	96,870	3,085
El Paso Electric Co.	218,910	7,410
Great Plains Energy, Inc.	1,008,010	22,358
Hawaiian Electric Industries, Inc.	260,280	7,415
IDACORP, Inc.	193,190	8,153
NorthWestern Corp.	181,050	6,686
NV Energy, Inc.	554,133	10,135
Ormat Technologies, Inc.	85,800	1,544
PNM Resources, Inc.	217,810	4,530
Portland General Electric Co.	955,794	26,027
TECO Energy, Inc.	19,335	352

		97,695

Gas Utilities - 0.35%
Atmos Energy Corp.	82,800	2,968
Energen Corp.	41,553	2,128
WGL Holdings, Inc.	154,330	6,243

		11,339

Multi-Utilities - 0.59%
Avista Corp.	146,030	4,042
Vectren Corp.	10,793	322
Westar Energy, Inc.	481,590	14,718

		19,082

Total Utilities		128,116

Total Common Stock (Cost $2,850,014)		3,106,233

SHORT-TERM INVESTMENTS- 3.18%
American Beacon U.S. Government Money Market Select Fund, Select Class E	5,000,000	5,000
JPMorgan U.S. Government Money Market Fund, Capital Class	97,856,647	97,857

Total Short-Term Investments
(Cost $102,857)		102,857

SECURITIES LENDING COLLATERAL - 4.75%
American Beacon U.S. Government Money Market Select Fund, Select Class E	141,307,813	141,308
DWS Government and Agency Securities Portfolio, Institutional Class	12,029,031	12,029

Total Securities Lending Collateral
(Cost $153,337)		153,337

TOTAL INVESTMENTS - 104.12% (Cost $3,106,208)	$3,362,427
LIABILITIES, NET OF OTHER ASSETS - (4.12%)	(132,949)

TOTAL NET ASSETS - 100.00%	$3,229,478

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at 7/31/12.

C Business Development Company.

D REIT - Real Estate Investment Trust.

E Affiliated Fund.

Futures Contracts Open on July 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	1,500	September, 2012	$117,690	$1,305

				$117,690	$1,305

American Beacon Small Cap Value II Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 94.65%
CONSUMER DISCRETIONARY - 14.07%
Auto Components - 2.37%
Dana Holding Corp.	1,951	$26
Fuel Systems Solutions, Inc.A	948	17
Superior Industries International, Inc.	600	10
Tenneco, Inc.A	800	23

		76

Hotels, Restaurants & Leisure - 0.50%
Ruby Tuesday, Inc.A	2,465	16

Household Durables - 2.09%
Helen of Troy Ltd.A	725	22
Lancaster Colony Corp.	376	26
Tempur-Pedic International, Inc.A	230	7
Tupperware Brands Corp.	235	12

		67

Leisure Equipment & Products - 0.62%
Callaway Golf Co.	3,730	20

Media - 1.87%
Banner Corp.	1,022	23
Madison Square Garden Co., Class AA	700	26
Valassis Communications, Inc.A	500	11

		60

Specialty Retail - 5.19%
Aeropostale, Inc.A	1,468	29
Buckle, Inc.	269	10
Casual Male Retail Group, Inc.A	5,804	22
Childrens Place Retail Stores, Inc.A	367	19
Citi Trends, Inc.A	1,058	16
Finish Line Inc, Class A	851	18
Hanesbrands, Inc.A	1,267	38
Men’s Wearhouse, Inc.	547	15

		167

Textiles & Apparel - 1.43%
Body Central Corp.A	600	6
Kenneth Cole Productions, Inc., Class AA	703	11
Skechers U.S.A. Inc, Class AA	1,002	20
Warnaco Group, Inc.A	220	9

		46

Total Consumer Discretionary		452

CONSUMER STAPLES - 2.18%
Food & Drug Retailing - 0.28%
Andersons, Inc.	250	9

Food Products - 1.06%
Darling International, Inc.A	1,026	17
Roundy’s, Inc.	1,805	17

		34

Household Products - 0.53%
Spectrum Brands Holdings, Inc.	450	17

	Shares	Fair Value
		(000’s)
Personal Products - 0.31%
Steiner Leisure Ltd.A	230	$10

Total Consumer Staples		70

ENERGY - 6.82%
Energy Equipment & Services - 3.86%
C&J Energy Services, Inc.A	535	11
Cal Dive International, Inc.A	7,024	11
Hornbeck Offshore Services, Inc.A	600	25
Oil States International, Inc.A	200	15
Parker Drilling Co.A	3,460	16
Patterson-UTI Energy, Inc.	668	10
Superior Energy Services, Inc.A	501	11
Tetra Technologies, Inc.A	2,180	15
Unit Corp.A	259	10

		124

Oil & Gas - 2.96%
Berry Petroleum Co., Class A	335	13
Bill Barrett Corp.A	230	5
Cloud Peak Energy, Inc.	1,350	23
Contango Oil & Gas Co.A	305	18
EXCO Resources, Inc.	880	6
Stone Energy Corp.A	466	12
Ultra Petroleum Corp.A	270	6
Vaalco Energy, Inc.	1,600	12

		95

Total Energy		219

FINANCIALS - 26.25%
Banks - 8.78%
Bancorp, Inc.A	1,573	15
BBCN Bancorp, Inc.A	970	11
Boston Private Financial Holdings, Inc.	1,834	17
Bryn Mawr Bank Corp.	755	16
First Pactrust Bancorp, Inc.	522	6
Hanmi Financial Corp.A	1,019	11
Horizon Bancorp	845	23
MB Financial, Inc.	900	18
National Penn Bancshares, Inc.	1,500	13
Prosperity Bancshares, Inc.	500	20
StellarOne Corp.	1,864	25
Trustmark Corp.	800	19
Umpqua Holdings Corp.	1,800	22
ViewPoint Financial Group, Inc.	629	11
Washington Federal, Inc.	2,414	39
Wilshire Bancorp, Inc.A	2,555	16

		282

Diversified Financials - 6.04%
Ares Capital Corp. B	661	11
Diamond Hill Investment Group, Inc.	112	8
EZCORP, Inc., Class AA	690	16
KBW, Inc.	1,456	24
KKR Financial Holdings LLCC	1,830	17
Knight Capital Group, Inc., Class AA	1,749	18

	Shares	Fair Value
		(000’s)
National Financial Partners Corp.A	1,300	$19
Pacific Continental Corp.	1,143	11
PennantPark Investment Corp. B	1,287	13
Piper Jaffray CosA	840	18
Stifel Financial Corp.A	600	18
Texas Capital Bancshares, Inc.A	345	15
World Acceptance Corp.A	90	6

		194

Insurance - 5.51%
American Equity Investment Life Holding Co.	1,875	22
Amtrust Financial Services, Inc.	575	17
Aspen Insurance Holdings Ltd.	600	17
Assured Guaranty Ltd.	405	5
Enstar Group Ltd.A	105	10
Greenlight Capital Re Ltd., Class AA	640	15
Primerica, Inc.	615	17
ProAssurance Corp.	200	18
Protective Life Corp.	900	25
StanCorp Financial Group, Inc.	550	16
Tower Group, Inc.	800	15

		177

Real Estate - 5.92%
Alexander & Baldwin, Inc.A	259	8
BioMed Realty Trust, Inc.D	1,061	20
DiamondRock Hospitality Co.D	1,994	19
Forestar Group, Inc.A	896	10
Franklin Street Properties Corp.D	2,661	28
Hospitality Properties TrustD	1,532	38
LaSalle Hotel PropertiesD	700	18
Pebblebrook Hotel TrustD	500	11
PS Business Parks, Inc.D	154	10
Senior Housing Properties TrustD	1,237	28

		190

Total Financials		843

HEALTH CARE - 5.82%
Biotechnology - 0.59%
RTI Biologics, Inc.A	5,218	19

Health Care Equipment & Supplies - 1.46%
AngioDynamics, Inc.A	1,090	12
CONMED Corp.	500	14
Hill-Rom Holdings, Inc.	195	5
Mesa Laboratories, Inc.	352	16

		47

Health Care Providers & Services - 3.77%
Health Management Associates, Inc., Class A	2,650	17
Health Net, Inc.A	450	10
Magellan Health Services, Inc.A	922	45
MAXIMUS, Inc.	500	25

	Shares	Fair Value
		(000’s)
Owens & Minor, Inc.	847	$24

		121

Total Health Care		187

INDUSTRIALS - 19.55%
Aerospace & Defense - 1.00%
Curtiss-Wright Corp.	400	12
Triumph Group, Inc.	320	20

		32

Building Products - 1.03%
Crane Co.	845	33

Commercial Services & Supplies - 3.70%
Brink’s Co.	1,010	24
Convergys Corp.	780	11
Electro Rent Corp.	1,033	17
Iconix Brand Group, Inc.A	1,201	22
Koppers Holdings, Inc.	495	16
Layne Christensen Co.A	647	14
TAL International Group, Inc.	450	15

		119

Construction & Engineering - 3.08%
EMCOR Group, Inc.	1,160	30
Foster Wheeler AGA	540	10
Granite Construction, Inc.	793	21
MasTec, Inc.A	1,423	22
URS Corp.	450	16

		99

Diversified Manufacturing - 1.09%
Barnes Group, Inc.	1,460	35

Electrical Equipment - 2.40%
A.O. Smith Corp.	500	26
Belden, Inc.	165	5
General Cable Corp.A	800	21
GrafTech International Ltd.A	1,358	14
Powell Industries, Inc.A	334	11

		77

Industrial Conglomerates - 0.78%
Teleflex, Inc.	400	25

Machinery - 4.01%
Astec Industries, Inc.A	346	10
CIRCOR International, Inc.	455	14
Dynamic Materials Corp.	1,015	17
EnPro Industries, Inc.A	269	9
Gardner Denver, Inc.	210	12
John Bean Technologies Corp.	735	11
Kaydon Corp.	304	6
Kennametal, Inc.	886	34
Oshkosh Corp.A	465	10
Robbins & Myers, Inc.	123	6

		129

	Shares	Fair Value
		(000’s)
Marine - 0.78%
Matson, Inc.	259	$6
Rand Logistics, Inc.A	2,270	19

		25

Road & Rail - 1.68%
Marten Transport Ltd.	487	9
Old Dominion Freight Line, Inc.A	700	29
Ryder System, Inc.	405	16

		54

Total Industrials		628

INFORMATION TECHNOLOGY - 11.24%
Communications Equipment - 0.53%
Anixter International, Inc.	295	17

Computers & Peripherals - 0.84%
Datalink Corp.A	2,215	18
Mercury Computer Systems, Inc.A	782	9

		27

Electronic Equipment & Instruments - 3.30%
Analogic Corp.	198	13
Electro Scientific Industries, Inc.	815	10
Itron, Inc.A	300	12
MTS Systems Corp.	520	23
Tech Data Corp.A	390	20
Vishay Intertechnology, Inc.A	2,948	28

		106

Internet Software & Services - 1.87%
Keynote Systems, Inc.	1,002	14
Netgear, Inc.A	800	27
Perficient, Inc.A	1,429	19

		60

IT Consulting & Services - 1.18%
CACI International, Inc., Class AA	320	18
TNS, Inc.	1,185	20

		38

Semiconductor Equipment & Products - 2.55%
Amkor Technology, Inc.A	2,015	11
International Rectifier Corp.A	880	15
Omnivision Technologies, Inc.A	1,366	19
Photronics, Inc.A	3,518	20
Rubicon Technology, Inc.A	1,693	17

		82

Software - 0.97%
JDA Software Group, Inc.A	900	26
Quality Systems, Inc.	290	5

		31

Total Information Technology		361

MATERIALS - 7.10%
Chemicals - 4.46%
Cabot Corp.	259	10
Calgon Carbon Corp.A	1,400	19

	Shares	Fair Value
		(000’s)
Cytec Industries, Inc.	167	$10
Innophos Holdings, Inc.	400	23
KMG Chemicals, Inc.	295	5
Kraton Performance Polymers, Inc.A	760	18
OM Group, Inc.A	800	13
RPM International, Inc.	1,000	28
Sensient Technologies Corp.	492	17

		143

Containers & Packaging - 0.62%
Aptargroup, Inc.	400	20

Metals & Mining - 2.02%
Commercial Metals Co.	1,480	19
RTI International Metals, Inc.A	511	11
Schnitzer Steel Industries, Inc., Class A	830	24
US Silica Holdings, Inc.A	1,030	11

		65

Total Materials		228

UTILITIES - 1.62%
Black Hills Corp.	690	22
Portland General Electric Co.	1,097	30

Total Utilities		52

Total Common Stock (Cost $2,981)		3,040

SHORT-TERM INVESTMENTS - 4.70% (Cost $151)
JPMorgan U.S. Government Money Market Fund, Capital Class	150,836	151

TOTAL INVESTMENTS - 99.35% (Cost $3,132)		3,191
OTHER ASSETS, NET OF LIABILITIES - 0.65%		21

TOTAL NET ASSETS - 100.00%		$3,212

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Business Development Company.

C Limited Liability Company.

D REIT - Real Estate Investment Trust.

Futures Contracts Open on July 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	Long	2	September, 2012	$157	$5

				$157	$5

American Beacon International Equity Fund July 31, 2012 (Unaudited)
	Shares	Fair Value
		(000’s)

AUSTRALIA - 2.39%
COMMON STOCKS - (Cost $26,969)
James Hardie Industries SE, CDI	894,500	$7,868
Orica Ltd.A	241,393	6,314
QBE Insurance Group Ltd.	302,570	4,464
Telstra Corp Ltd.	3,243,750	13,636

Total Australia		32,282

AUSTRIA - 0.09%
COMMON STOCKS - (Cost $2,898)
Telekom Austria AG	135,569	1,234

BELGIUM - 1.31%
COMMON STOCKS - (Cost $8,547)
Anheuser-Busch InBev N.V.	212,500	16,778
KBC Advanced Technologies plc	40,863	857

Total Belgium		17,635

CANADA - 2.04%
COMMON STOCKS - (Cost $27,667)
Husky Energy, Inc.A B	144,100	3,579
Potash Corp of Saskatchewan, Inc.	155,120	6,868
Rogers Communications, Inc., Class B	177,200	6,946
Suncor Energy, Inc.	170,600	5,216
Talisman Energy, Inc.	399,200	4,936

Total Canada		27,545

DENMARK - 0.39%
COMMON STOCKS - (Cost $5,461)
AP Moeller - Maersk A/S Class B	763	5,293

FINLAND - 0.50%
COMMON STOCKS - (Cost $6,580)
Sampo OYJ A Shares	253,670	6,742

FRANCE - 10.20%
COMMON STOCKS - (Cost $134,092)
Air Liquide S.A.	40,876	4,576
Alstom S.A.	120,170	3,998
AXA S.A.	909,737	11,137
BNP Paribas S.A.	372,376	13,823
Cie Generale des Etablissements Michelin, B Shares	111,790	7,623
France Telecom S.A.	330,700	4,431
Gemalto N.V.	42,648	3,269
Legrand S.A.	260,933	8,386
Sanofi	466,510	38,153
Technip S.A.	82,494	8,697

	Shares	Fair Value
		(000’s)
Total S.A.	521,585	$24,133
Valeo S.A.	155,606	6,692
Vivendi S.A.	143,973	2,739

Total France		137,657

GERMANY - 11.47%
COMMON STOCKS - (Cost $141,283)
BASF AGA	26,870	1,966
Bayer AG Reg	311,418	23,723
Bayerische Motoren Werke AG	54,710	4,091
Deutsche Boerse AGA	108,656	5,410
Deutsche Post AG Reg	897,710	16,170
E.ON AG	201,560	4,303
Linde AG	66,483	9,902
MAN SE	42,300	3,972
Merck KGaA	158,870	16,005
Muenchener Rueckversicherungs AG Reg	99,346	14,130
RWE AGA	167,309	6,587
SAP AG	414,114	26,424
Siemens AG Reg	217,006	18,450
Telekom Austria AGA	203,537	3,749

Total Germany		154,882

HONG KONG/CHINA - 3.40%
COMMON STOCKS - (Cost $42,122)
AIA Group Ltd.	1,612,000	5,665
Cheung Kong Holdings Ltd.	585,500	7,701
China Merchants Hlds Intl.A	410,000	1,272
CNOOC Ltd.	2,310,000	4,677
HSBC Holdings plc	1,555,196	13,176
Hutchison Whampoa Ltd.	231,000	2,081
Swire Pacific Ltd., Class A	335,100	4,018
Swire Properties Ltd.	170,870	510
Yue Yuen Industrial Holdings Ltd.	2,264,667	6,848

Total Hong Kong/China		45,948

IRELAND - 0.74%
COMMON STOCKS - (Cost $16,495)
CRH plc	326,030	5,930
Smurfit Kappa Group plc	542,337	4,057

Total Ireland		9,987

ITALY - 1.58%
COMMON STOCKS - (Cost $31,981)
Atlantia SpA	316,073	4,161
ENI SpA	289,326	5,995
Intesa Sanpaolo SpA	2,847,656	3,620
Snam Rete Gas SpA	974,124	3,919
UniCredit SpA	1,060,011	3,610

Total Italy		21,305

JAPAN - 11.82%
COMMON STOCKS - (Cost $148,430)
Asics Corp.	386,680	4,563

	Shares	Fair Value
		(000’s)
Canon, Inc.	159,700	$5,417
Daito Trust Construction Co Ltd.	89,600	8,659
Don Quijote Co. Ltd.	213,800	7,165
FANUC Corp.	24,800	3,876
Honda Motor Co Ltd.	401,600	13,113
ITOCHU Corp.	507,400	5,306
JGC Corp.	452,000	13,966
KDDI Corp.	1,451	10,048
Komatsu Ltd.	246,400	5,544
Konica Minolta Holdings, Inc.	543,500	3,882
LIXIL Group Corp.	380,900	8,020
Mitsubishi Corp.	238,900	4,789
Nissan Motor Co. Ltd.	340,000	3,238
Sankyo Co Ltd.	54,300	2,704
Shin-Etsu Chemical Co Ltd.	84,300	4,295
SMC Corp.	13,200	2,239
Softbank Corp.	160,700	6,181
Sony Financial Holdings, Inc.	659,900	10,643
Sumitomo Mitsui Financial Group, Inc.	309,900	9,869
Tokyo Electron Ltd.	91,800	4,318
Toyota Motor Corp.	429,100	16,588
Yahoo Japan Corp.	14,157	5,179

Total Japan		159,602

NETHERLANDS - 5.14%
COMMON STOCKS - (Cost $84,634)
Akzo Nobel N.V.	355,199	19,189
ING Groep N.V. CVAA	2,003,312	13,263
Koninklijke Philips Electronics N.V.	383,407	8,435
PostNL N.V.	1,664,929	6,781
Randstad Holding N.V.	97,990	2,974
Reed Elsevier N.V.	1,231,840	14,468
SBM Offshore N.V.C	355,135	4,336

Total Netherlands		69,446

NEW ZEALAND - 0.32%
COMMON STOCKS - (Cost $2,946)
Telecom Corp. of New Zealand Ltd.	1,999,650	4,308

NORWAY - 1.41%
COMMON STOCKS - (Cost $13,207)
Statoil ASA	329,640	7,870
Telenor ASA	659,120	11,175

Total Norway		19,045

PORTUGAL - 0.24%
COMMON STOCKS - (Cost $5,853)
Portugal Telecom SGPS S.A. Reg	747,760	3,174

SINGAPORE - 2.42%
COMMON STOCKS - (Cost $20,733)
DBS Group Holdings Ltd.	1,156,342	13,696
SembCorp Industries Ltd.	477,000	2,028
SembCorp Marine Ltd.	1,729,000	6,753

	Shares	Fair Value
		(000’s)
Singapore Telecommunications Ltd.	3,526,000	$10,144

Total Singapore		32,621

SOUTH KOREA - 3.27%
COMMON STOCKS - (Cost $41,046)
Duksan Hi-Metal Co. LtdA	94,030	1,759
Hyundai Heavy Industries Co Ltd.	15,173	3,248
Hyundai Mobis	21,759	5,764
KB Financial Group, Inc., ADRD	177,398	5,672
KT&G Corp.	177,571	13,083
LG Electronics, Inc.	74,646	4,120
POSCO	16,354	5,272
Samsung Electronics Co. Ltd., GDRE	9,140	5,269

Total South Korea		44,187

SPAIN - 3.41%
COMMON STOCKS - (Cost $48,034)
Amadeus IT Holding S.A., A Shares	215,510	4,663
Banco Santander S.A.	1,219,626	7,429
Danogue plcA	16,887	1,742
Enagas S.A.	390,184	6,769
Mediaset Espana Comunicacion S.A.	1,019,540	5,093
Red Electrica Corporation S.A.A	154,986	6,145
Repsol S.A.	247,558	3,961
Tecnicas Reunidas S.A.	150,969	6,386
Telefonica S.A.	321,963	3,655

Total Common Stocks		45,843

RIGHTS - (Cost $135)
Banco Santader Brasil S.A., Expires 8/1/12 G	725,445	133

Total Spain		45,976

SWEDEN - 2.56%
COMMON STOCKS - (Cost $31,030)
Assa Abloy AB, B Shares	263,540	7,998
Ericsson LM, B Shares	658,210	6,136
Sandvik ABA	496,440	6,917
Skandinaviska Enskilda Banken AB, A Shares	1,018,528	7,496
Swedbank AB, A Shares	345,370	6,023

Total Sweden		34,570

SWITZERLAND - 6.78%
COMMON STOCKS - (Cost $86,862)
Adecco S.A. Reg	85,290	3,756
Credit Suisse Group AG Reg	174,340	2,975
Givaudan S.A. Reg	8,857	8,623
Nestle S.A. Reg	67,550	4,155
Novartis AG Reg	567,475	33,306
Roche Holding AG Genusschein	87,136	15,467
Swiss Re AG	125,240	7,870
UBS AG Reg	741,668	7,817
Zurich Insurance Group AG	33,975	7,576

Total Switzerland		91,545

	Shares	Fair Value
		(000’s)
UNITED KINGDOM - 22.36%
COMMON STOCKS - (Cost $276,742)
Aviva plc	2,504,473	$11,450
BAE Systems plc	1,564,304	7,576
Balfour Beatty plc	1,521,317	6,915
Barclays plc	2,262,098	5,958
BG Group plc	522,061	10,330
BHP Billiton plc	365,172	10,701
BP plc	1,161,340	7,739
British American Tobacco plc	482,581	25,706
British Sky Broadcasting Group plc	593,240	6,627
Eurasian Natural Resources Corp plc	382,935	2,360
GlaxoSmithKline plc	720,690	16,593
HSBC Holdings plc	176,260	1,475
Informa plc	1,516,288	8,796
Kingfisher plc	1,692,500	7,080
Lloyds Banking Group plcA	11,120,460	5,292
Marks & Spencer Group plc	946,330	4,951
Michael Page International plc	720,727	4,153
Petrofac Ltd.	445,642	10,418
Prudential plc	747,050	8,937
Rexam plc	2,667,734	18,173
Rio Tinto plc	110,408	5,100
Rolls-Royce Holdings plc	983,234	13,111
Royal Dutch Shell plc, A Shares	494,708	16,854
Royal Dutch Shell plc, B Shares	307,736	10,853
Standard Chartered plc	620,654	14,251
TESCO plc	3,116,292	15,542
Unilever plc	615,181	22,097
Vodafone Group plc	6,019,265	17,233
WM Morrison Supermarkets plc	1,279,480	5,563

Total United Kingdom		301,834

UNITED STATES - 0.41%
COMMON STOCKS - (Cost $8,815)
Flextronics International Ltd. A	872,720	5,594

SHORT-TERM INVESTMENTS- 4.90%
American Beacon U.S. Government Money Market Select Fund, Select Class F	10,000,000	10,000
JPMorgan U.S. Government Money Market Fund, Capital Class	56,143,205	56,143

Total Short-Term Investments (Cost $66,143)		66,143

SECURITIES LENDING COLLATERAL - 0.28% (Cost $3,749)
DWS Government and Agency Securities Portfolio, Institutional Class	3,748,800	3,749

Total Securities Lending Collateral		3,749

TOTAL INVESTMENTS - 99.43% (Cost $1,282,454)	$1,342,304
OTHER ASSETS, NET OF LIABILITIES - 0.57%	7,694

TOTAL NET ASSETS - 100.00%	$1,349,998

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan at 7/31/12.

C Private Placement.

D ADR - American Depositary Receipt.

E GDR - Global Depositary Receipt.

F Affiliated Fund.

G Right.

Futures Contracts Open on July 31, 2012 ($000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Sweden OMX 30 Index Futures	Long	149	August, 2012	$2,345	$64
Italy MIB 30 Index Futures	Long	17	September, 2012	1,451	71
Spain IBEX 35 Index Future	Long	21	August, 2012	1,733	32
Hang Seng Index Futures	Long	17	August, 2012	2,161	108
France CAC 40 Index Futures	Long	159	September, 2012	6,428	409
Germany UBS AG DAX Index Futures	Long	28	September, 2012	5,843	417
UK FTSE 100 Index Futures	Long	189	September, 2012	16,612	378
Canada S&P CDA 60 Index Futures	Long	65	September, 2012	8,609	70
Australia SPI Index Futures	Long	59	September, 2012	6,552	199
Tokyo FE TOPIX Index Futures	Long	159	September, 2012	14,938	171
Netherlands 200 AEX Index Futures	Long	22	August, 2012	1,759	54

				$68,431	$1,974

Foreign Currency Contracts Open at July 31, 2012:
Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	AUD	$5,093,952	9/14/2012	SCB	$307,357	$-	$307,357

Buy	AUD	630,880	9/14/2012	DUB	17,068	-	17,068

Sell	AUD	676,000	9/14/2012	BOA	-	(32,746)	(32,746)

Sell	AUD	512,000	9/14/2012	UAG	-	(8,811)	(8,811)

Buy	CAD	7,429,364	9/14/2012	SCB	198,860	-	198,860

Buy	CAD	862,138	9/14/2012	DUB	12,563	-	12,563

Sell	CAD	1,469,000	9/14/2012	BOA	-	(30,412)	(30,412)

Sell	CAD	719,000	9/14/2012	UAG	-	(6,329)	(6,329)

Buy	CHF	726,509	9/14/2012	SGB	-	(16,997)	(16,997)

Buy	CHF	5,270,235	9/14/2012	CBK	-	(126,271)	(126,271)

Sell	CHF	381,000	9/14/2012	BOA	11,384	-	11,384

Sell	CHF	385,000	9/14/2012	SGB	-	(1,163)	(1,163)

Sell	EUR	2,334,000	11/2/2012	SSB	1,354	-	1,354

Sell	EUR	2,334,000	11/2/2012	BNY	1,074	-	1,074

Sell	EUR	1,148,000	9/14/2012	SGB	-	(4,551)	(4,551)

Buy	EUR	1,563,064	9/14/2012	SGB	-	(35,376)	(35,376)

Buy	EUR	13,965,890	9/14/2012	BRC	-	(316,407)	(316,407)

Sell	EUR	1,894,000	9/14/2012	BOA	63,991	-	63,991

Sell	GBP	918,000	9/14/2012	SGB	-	(3,739)	(3,739)

Buy	GBP	1,583,252	9/14/2012	SGB	-	(1,329)	(1,329)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	GBP	$13,164,352	9/14/2012	CBK	$130,703	$-	$130,703

Sell	GBP	1,210,000	9/14/2012	BOA	-	(1,465)	(1,465)

Sell	JPY	95,426,000	9/14/2012	SCB	-	(10,395)	(10,395)

Buy	JPY	14,555,865	9/14/2012	SCB	215,105	-	215,105

Buy	JPY	1,471,067	9/14/2012	RBC	24,810	-	24,810

Sell	JPY	223,448,000	9/14/2012	BOA	-	(19,485)	(19,485)

Buy	SEK	1,628,968	9/14/2012	BRC	55,421	-	55,421

Sell	SEK	1,212,000	9/14/2012	SGB	-	(3,721)	(3,721)

Buy	SEK	185,905	9/14/2012	RBC	3,598	-	3,598

Sell	SEK	1,530,000	9/14/2012	BOA	-	(6,073)	(6,073)

		Total Foreign Currency Contracts			$1,043,288	$(625,270)	$418,018

Glossary:

Counterparty Abbreviations:

BNY	Mellon Bank, N.A.	DUB	Deusche Bank AG	SCB	Standard Chartered Bank
BRC	Barclays Bank PLC	RBC	Royal Bank of Scotland PLC	SGB	Societe Generale Bank
BOA	Bank of America, N.A.	SSB	State Street Bank and Trust Company	UAG	UBS AG
CBK	Citibank, N.A.

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro

American Beacon Emerging Markets Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)

ARGENTINA - 0.14%
COMMON STOCKS - (Cost $365)
Nortel Inversora S.A., Class B, ADR A	12,460	$179

AUSTRIA - 0.78%
COMMON STOCKS - (Cost $2,033)
Erste Group Bank AG	53,481	969

BRAZIL - 14.25%
COMMON STOCKS - (Cost $21,156)
Banco do Brasil S.A.	57,490	612
Banco Santander Brasil S.A., ADRA	215,630	1,634
Brasil Insurance Participacoes e Administracao S.A.	37,900	336
BRF - Brasil Foods S.A.B	41,010	587
Centrais Eletricas Brasileiras S.A., ADRA B	100,100	686
Centrais Eletricas Brasileiras S.A.B	47,966	331
Cielo S.A.	10,800	315
Companhia de Bebidas, ADRA	18,980	730
Diagnosticos da America S.A.	5,300	30
EDP - Energias do Brasil S.A.	44,400	294
Embraer S.A., ADRA B	40,890	1,041
Fibria Celulose S.A.	14,400	109
Fibria Celulose S.A., ADRA	25,200	192
Gerdau S.A., ADRA	33,860	307
Itau Unibanco Holding S.A.	17,400	241
Itau Unibanco Holding S.A., ADRA	54,022	852
JBS S.A.	89,800	235
Magnesita Refratarios S.A.	53,700	160
Marfrig Alimentos S.A.	93,200	430
Oi S.A., ADRA	24,608	315
PDG Realty S.A. Empreendimentos e Participacoes	62,100	103
Petroleo Brasileiro S.A.	12,992	127
Petroleo Brasileiro S.A., ADRA	69,660	1,364
Petroleo Brasileiro S.A., A Shares, ADRA	121,629	2,311
Porto Seguro S.A.	41,060	358
Raia Drogasil S.A.B	9,200	105
Sul America S.A.	32,421	198
Telefonica Brasil S.A., ADRA	17,265	403
TIM Participacoes S.A.	161,900	675
Ultrapar Participacoes S.A.	12,900	304
Vale S.A., ADRA	35,630	646
Vale SAB	616	11
Viver Incorporadora e Construtora S.A.B	365,080	262

Total Common Stocks		16,304

	Shares	Fair Value
		(000’s)
PREFERRED STOCKS - (Cost $1,413)
Banco Bradesco S.A.	26,400	$407
Cia de Tecidos do Norte de Minas - Coteminas	30,562	41
Cia Energetica do Ceara	15,600	292
Gerdau S.A.	5,800	53
Itau Unibanco Holding S.A.	9,700	154
Petroleo Brasileiro S.A.	15,300	146
Vale S.A., A Shares	15,804	280
Vale S.A., ADRA	3,486	62

Total Preferred Stocks		1,435

RIGHTS - (Cost $0)
PDG Realty, Expires 9/15/2012F	10,905	0

Total Brazil		17,739

CHILE - 0.99%
COMMON STOCKS - (Cost $1,273)
Banco Santander Chile S.A., ADRA	2,700	204
Cencosud S.A.	36,631	209
Empresa Nacional de Electricidad S.A.	109,055	182
SACI Falabella	28,662	279
Sociedad Quimica y Minera de Chile S.A., ADRA	6,033	362

Total Chile		1,236

CZECH REPUBLIC - 0.68%
COMMON STOCKS - (Cost $890)
Komercni Banka AS	1,000	170
Telefonica Czech Republic AS	36,120	683

Total Czech Republic		853

EGYPT - 0.23%
COMMON STOCKS - (Cost $299)
Commercial International Bank Egypt SAE	61,950	281

HONG KONG/CHINA - 15.97%
COMMON STOCKS - (Cost $24,736)
Ajisen China Holdings Ltd.	133,000	92
Asia Cement China Holdings Corp.	180,000	72
Beijing Capital International Airport Co. Ltd. H	436,000	297
Belle International Holdings Ltd.	109,000	202
BYD Electronic International Co. Ltd.	851,000	168
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	132
China Coal Energy Co. Ltd. H	488,000	450
China Communications Services Corp. Ltd.	300,000	153
China Construction Bank H	1,384,325	935
China Dongxiang Group Co.	1,585,000	125
China Life Insurance Co. Ltd. H	219,000	604
China Mengniu Dairy Co. Ltd.	198,000	587

	Shares	Fair Value
		(000’s)
China Mobile Ltd.	192,000	$2,255
China Pacific Insurance Group Co. Ltd. H	109,200	347
China Power International Development Ltd.	772,800	210
China Railway Construction Corp Ltd.	84,000	73
China Railway Group Ltd. H	651,000	285
China Resources Enterprise Ltd.	60,000	167
China Resources Power Holdings Co. Ltd.	188,000	396
China Telecom Corp Ltd. H	810,000	421
China Yuchai International Ltd.	25,420	324
China ZhengTong Auto Services Holdings Ltd.B	38,000	18
Chow Tai Fook Jewellery Group Ltd.	60,600	70
Cosco International Holdings Ltd.	1,036,000	396
COSCO Pacific Ltd.	213,910	297
Dickson Concepts International Ltd.	390,445	209
First Pacific Co. Ltd.	1,237,074	1,397
Global Bio-Chem Technology Group Co. Ltd.	1,202,520	138
Guangzhou Automobile Group Co. Ltd. H	587,370	439
Hengan International Group Co. Ltd.	32,000	304
Huaneng Power International, Inc., Series N, ADRA	370	11
Huaneng Power International, Inc. H	469,900	343
Industrial & Commercial Bank of China H	1,246,555	715
Lianhua Supermarket Holdings Co. Ltd. H	353,000	351
Minth Group Ltd.	192,000	197
NWS Holdings Ltd.	194,225	298
People’s Food Holdings Ltd.B	1,560,911	621
PetroChina Co. Ltd. H	728,000	912
Ping An Insurance Group Co. H	54,000	424
Samsonite International S.A.	170,400	290
Shanghai Industrial Holdings Ltd.	122,000	332
Shanghai Pharmaceuticals Holding Co. Ltd. H	124,700	178
Sinotrans Ltd. H	7,189,058	881
Sinotrans Shipping Ltd.	2,868,000	599
Tencent Holdings Ltd.	24,600	735
Tingyi Cayman Islands Holding Corp.	44,000	109
TPV Technology Ltd.	264,970	50
Tsingtao Brewery Co. Ltd. H	30,000	175
Weiqiao Textile Co.	1,812,600	598
Xinhua Winshare Publishing and Media Co. Ltd. H	477,000	210
Zhejiang Expressway Co. Ltd. H	396,000	286

Total Hong Kong/China		19,878

HUNGARY - 0.97%
COMMON STOCKS - (Cost $1,439)
Magyar Telekom Telecommunications plc	421,763	782

	Shares	Fair Value
		(000’s)
Richter Gedeon Nyrt	2,540	$430

Total Hungary		1,212

INDIA - 7.12%
COMMON STOCKS - (Cost $9,796)
ACC Ltd.	11,040	264
Asian Paints Ltd.	3,204	210
Bank of India	26,940	145
Dr Reddy’s Laboratories Ltd.	8,352	243
Glenmark Pharmaceuticals Ltd.	34,763	240
HDFC Bank Ltd.	46,045	487
Hindustan Petroleum Corp Ltd.	20,530	127
ICICI Bank Ltd., ADRA	5,420	187
ICICI Bank Ltd.	6,980	121
India Cements Ltd.	172,750	259
Indian Oil Corp Ltd.	122,250	599
IndusInd Bank Ltd.	36,878	222
ITC Ltd.	79,290	366
Jubilant Life Sciences Ltd.	65,540	194
Larsen & Toubro Ltd.	5,962	146
NMDC Ltd.	57,880	196
Oriental Bank of Commerce	62,150	270
Reliance Industries Ltd.	79,391	1,061
Reliance Infrastructure Ltd.	166,620	1,480
Rolta India Ltd.	132,830	163
State Bank of India	3,010	109
State Bank of India, GDRC D	2,860	221
Steel Authority of India Ltd.	108,510	168
Sterlite Industries India Ltd., ADRA	7,220	56
Sterlite Industries India Ltd.	151,950	294
Tata Consultancy Services Ltd.	12,033	269
Tata Motors Ltd.	80,192	326
Tata Steel Ltd.	30,465	227
Yes Bank Ltd.	31,247	205

Total India		8,855

INDONESIA - 2.36%
COMMON STOCKS - (Cost $2,513)
Aneka Tambang Tbk PT	407,500	55
Astra International Tbk PTB	572,500	423
Bank Mandiri Tbk PT	405,000	356
Bank Negara Indonesia Persero Tbk PT	557,500	234
Indofood Sukses Makmur Tbk PT	413,000	236
Indosat Tbk PT	983,500	504
Kalbe Farma Tbk PT	495,500	200
Lippo Karawaci Tbk PT	4,388,500	413
Medco Energi Internasional Tbk PT	810,000	148
Telekomunikasi Indonesia Tbk PT	381,000	366

Total Indonesia		2,935

JAPAN - 0.34%
COMMON STOCKS - (Cost $341)
Nexon Co. Ltd. B	20,600	427

	Shares	Fair Value
		(000’s)
MALAYSIA - 0.99%
COMMON STOCKS - (Cost $1,067)
Axiata Group Bhd	215,300	$403
CIMB Group Holdings Bhd	129,900	326
Gamuda Bhd	65,000	73
IHH Healthcare BhdB C	37,200	38
Sime Darby Bhd	102,100	321
Tenaga Nasional Bhd	34,450	74

Total Malaysia		1,235

MEXICO - 3.70%
COMMON STOCKS - (Cost $5,018)
ALFA S.A.BB	10,898	174
America Movil SAB de CV, Series L, ADRA	24,588	658
Cemex SAB de CV, Series L, ADRA	175,480	1,219
Consorcio ARA SAB de CV	299,700	80
Desarrolladora Homex SAB de CV, ADRA B	18,600	221
Fomento Economico Mexicano SAB de CV, ADRA	6,780	580
Grupo Televisa S.A., ADRA	32,600	743
Mexichem SAB de CV	46,251	219
Wal-Mart de Mexico SAB de CV	252,800	713

Total Mexico		4,607

PERU - 0.51%
COMMON STOCKS - (Cost $624)
Cia de Minas Buenaventura S.A., ADRA	7,530	272
Credicorp Ltd.	3,110	361

Total Peru		633

PHILIPPINES - 2.35%
COMMON STOCKS - (Cost $1,976)
Ayala Corp.	15,602	163
Bloomberry Resorts Corp.B	264,200	65
Document Security Systems, Inc.B	12,860	18
First Philippine Holdings Corp.	212,970	395
Metro Pacific Investments Corp.	3,624,000	363
Metropolitan Bank & Trust	186,259	447
Pepsi-Cola Products Philippines, Inc.	7,201,000	566
Philippine Long Distance Telephone Co.	7,000	458
SM Investments Corp.	25,230	453

Total Philippines		2,928

POLAND - 1.79%
COMMON STOCKS - (Cost $2,176)
Asseco Poland S.A.	14,111	192
Bank Pekao S.A.	5,440	228
Eurocash S.A.	38,829	456
PGNiG Group	256,532	310
Polski Koncern Naftowy Orlen S.A.B	20,780	223
Powszechny Zaklad Ubezpieczen S.A.	4,100	434

	Shares	Fair Value
		(000’s)
Telekomunikacja Polska S.A.	82,904	$391

Total Poland		2,234

RUSSIA - 5.63%
COMMON STOCKS - (Cost $7,172)
Eurasia Drilling Co Ltd., GDRD	1,886	52
Eurasia Drilling Co. Ltd, GDRD	3,279	90
Gazprom OAO, ADRA	263,788	2,469
Lukoil OAO, ADRA	49,708	2,824
Pharmstandard, GDRB D	21,500	312
Rosneft Oil Co., GDRB D	47,905	288
RusHydro, ADRA	242,140	617
VimpelCom Ltd., ADRA	43,080	361

Total Russia		7,013

SINGAPORE - 1.46%
COMMON STOCKS - (Cost $2,099)
Flextronics International Ltd.B	230,410	1,477
Haw Par Corp Ltd.	70,325	345

Total Singapore		1,822

SOUTH AFRICA - 4.77%
COMMON STOCKS - (Cost $6,122)
Anglo American Platinum Ltd.	8,312	427
AngloGold Ashanti Ltd., ADRA	1,510	51
AngloGold Ashanti Ltd.	5,580	191
AVI Ltd.	33,636	240
Clicks Group Ltd.	41,180	272
Hadera Paper Ltd.B	14,080	102
JD Group Ltd.	63,540	339
Life Healthcare Group Holdings Ltd.	45,400	184
MTN Group Ltd.	77,995	1,405
Murray & Roberts Holdings Ltd.B	140,120	399
Naspers Ltd., N Shares	8,871	482
Pick n Pay Stores Ltd.	44,035	225
SABMiller plc	13,035	560
Sappi Ltd.B	17,374	52
Sasol Ltd.	4,400	183
Standard Bank Group Ltd.	50,086	690
Telkom SA Ltd.	63,220	137

Total South Africa		5,939

SOUTH KOREA - 18.12%
COMMON STOCKS - (Cost $20,014)
Cheil Industries, Inc.	2,105	181
Cheil Worldwide, Inc.	5,780	97
Grand Korea Leisure Co. Ltd.	5,560	119
Hite Jinro Ltd.	18,837	401
Hyundai Development Co.	13,780	249
Hyundai Engineering & Construction Co. Ltd.	3,614	191
Hyundai Heavy Industries Co. Ltd.	1,210	259
Hyundai Motor Co.	4,358	914
KB Financial Group, Inc.	61,298	1,959
KB Financial Group, Inc., ADRA	1,650	53
Korea Aerospace Industries Ltd.	5,930	142

	Shares	Fair Value
		(000’s)
Korea Electric Power Corp.B	65,265	$1,460
Korea Electric Power Corp., ADRA B	11,580	130
Korea Exchange Bank	31,660	235
KT Corp.	7,460	213
KT Corp., ADRA	10,920	156
LG Chem Ltd.	993	276
LG Electronics, Inc.	8,584	474
LG Household & Health Care Ltd.	364	188
Lotte Chilsung Beverage Co. Ltd.	629	727
Lotte Confectionery Co. Ltd.	301	419
Mando Corp.	2,704	391
Mirae Asset Securities Co. Ltd.	11,960	313
NCSoft Corp.	1,334	264
NHN Corp.	1,210	295
NongShim Co. Ltd.	1,533	300
POSCO, ADRA	1,110	89
POSCO	5,876	1,894
Samsung Electronics Co. Ltd.	3,460	4,005
Samsung Fire & Marine Insurance Co. Ltd.	3,210	602
Samsung Life Insurance Co. Ltd.	1,248	102
Shinhan Financial Group Co Ltd.	37,672	1,206
Shinsegae Co. Ltd.	2,489	459
SK C&C Co. Ltd.	2,183	193
SK Telecom Co. Ltd.	3,396	434
SK Telecom Co. Ltd., ADRA	16,620	236
SM Entertainment Co.B	3,649	155
Tong Yang Life Insurance	12,350	119
Woongjin Coway Co. Ltd.	7,486	234
Yuhan Corp.	2,695	296

Total Common Stocks		20,430

PREFERRED STOCKS - (Cost $1,878)
Hyundai Motor Co. Ltd.	29,312	1,721
Samsung Electronics Co. Ltd.	570	408

Total Preferred Stocks		2,129

Total South Korea		22,559

TAIWAN - 6.91%
COMMON STOCKS - (Cost $8,738)
Asustek Computer, Inc.	26,648	247
AU Optronics Corp.	324,000	100
AU Optronics Corp., ADRA	57,790	179
Catcher Technology Co. Ltd.	25,000	121
Chailease Holding Co. Ltd.	101,000	171
Chinatrust Financial Holding Co. Ltd.	387,351	232
Compal Electronics, Inc.	836,000	786
Formosa Plastics Corp.	52,000	144
Foxconn Technology Co. Ltd.	1,000	4
Fubon Financial Holding Co. Ltd.	134,527	141
Hon Hai Precision Industry Co. Ltd.	415,509	1,173
HTC Corp.	5,458	53
Lung Yen Life Service Corp.	35,000	112
MediaTek, Inc.	10,000	85
MStar Semiconductor, Inc.	25,000	160
Nan Ya Printed Circuit Board Corp.	196,099	299

	Shares	Fair Value
		(000’s)
Novatek Microelectronics Corp.	368,000	$1,074
Powertech Technology, Inc.	153,400	309
Siliconware Precision Industries Co.	242,000	269
Siliconware Precision Industries Co., ADRA	7,460	42
SinoPac Financial Holdings Co. Ltd.	1,053,315	455
Taiwan Cement Corp.	130,000	151
Taiwan Semiconductor Manufacturing Co. Ltd.	384,385	1,038
Taiwan Semiconductor Manufacturing Co. Ltd., ADRA	620	9
Tatung Co. Ltd.	317,298	63
Transcend Information, Inc.	90,520	244
Uni-President Enterprises Corp.	184,244	310
United Microelectronics Corp.	1,056,226	444
United Microelectronics Corp., ADRA	4,830	10
Young Fast Optoelectronics Co. Ltd.	85,541	181

Total Taiwan		8,606

THAILAND - 1.42%
COMMON STOCKS - (Cost $1,425)
Bangkok Bank PCL	30,490	201
Bank of Ayudnya, NVDRB	177,900	184
Banpu PCL	16,900	215
Kasikornbank PCL	81,700	459
Land and Houses PCL, NVDRE	1,369,500	339
PTT PCL	15,700	163
Siam Cement PCL, NVDRE	15,900	166
Supalai Public Co LTD.B	44,200	25

Total Thailand		1,774

TURKEY - 3.55%
COMMON STOCKS - (Cost $4,239)
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	39,594	538
Asya Katilim Bankasi A.S.	140,240	151
Aygaz AS	46,400	207
Haci Omer Sabanci Holding A.S.	67,775	298
Turk Telekomunikasyon A.S.	61,665	238
Turkcell Iletisim Hizmetleri A.S.B	29,030	162
Turkcell Iletisim Hizmetleri A.S., ADRA B	6,110	86
Turkiye Garanti Bankasi A.S.	434,235	1,695
Turkiye Vakiflar Bankasi Tao	499,147	1,045

Total Turkey		4,420

UNITED KINGDOM - 0.05%
COMMON STOCKS - (Cost $155)
JKX Oil & Gas plc B	44,300	61

UNITED STATES - 0.29%
COMMON STOCKS - (Cost $375)
AsiaInfo-Linkage, Inc. B	35,630	365

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 4.22% (Cost $5,261)
JPMorgan U.S. Government Money Market Fund, Capital Class	5,260,708	$5,261

TOTAL INVESTMENTS - 99.59% (Cost $134,593)		124,021
OTHER ASSETS, NET OF LIABILITIES - 0.41%		515

TOTAL NET ASSETS - 100.00%		$124,536

Percentages are stated as a percent of net assets.

A ADR - American Depositary Receipt.

B Non-income producing security.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $259 or 0.21% of net assets. The Fund has no right to demand registration of these securities.

D GDR - Global Depositary Receipt.

E NVDR - Non Voting Depositary Receipt.

F Right.

Futures Contracts Open on July 31, 2012 ($000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Market EMini Future	Long	110	September, 2012	$5,200	$140

				$5,200	$140

American Beacon High Yield Bond Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 0.42%
COMMUNICATIONS- 0.01%
Media - 0.01%
Dex One Corp.A	10,761	$12
SuperMedia, Inc.A	1,037	2

Total Communications		14

CONSUMER DISCRETIONARY- 0.10%
Automobiles - 0.10%
General Motors Co.A	6,381	126

FINANCIALS- 0.00%
Marsico Holdings LLCA B	13,199	1

RIGHTS- 0.31%
Charter Communications, Inc., Call Expires 11/30/2014A C	2,759	90
Charter Communications, Inc., Put Expires 11/30/2014A D	2,416	69
Horizon Lines, Inc.A C	3,581,642	257

Total Rights		416

Total Common Stocks and Rights (Cost $2,111)		557

CONVERTIBLE PREFERRED STOCKS - 0.80%
Diversified Financials - 0.80%
Bank of America Corp.,7.25%, Due 12/31/49	475	483
Wells Fargo & Co.,7.50%, Due 12/31/49	495	573

Total Diversified Financials		1056

Total Convertible Preferred Stocks (Cost $974)		1,056

PREFERRED STOCKS - 0.76%
FINANCIALS- 0.76%
Diversified Financials - 0.02%
Federal Home Loan Mortgage Corp., 8.38%A E	10,000	20

Financials - 0.74%
GMAC Capital Trust I, 8.13%E	11,600	283
Zions Bancorporation, 9.50%	26,300	698

Total Financials		981

Total Preferred Stocks (Cost $1,210)		1,001

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 0.50%
Alpha Appalachia Holdings, Inc., 3.25%, Due 8/1/2015	$370	316
Digital River, Inc., 2.00%, Due 11/1/2030	165	155
E*Trade Financial Corp., 0.00%, Due 8/31/2019	240	187

Total Convertible Obligations (Cost $651)		658

CORPORATE OBLIGATIONS - 92.87%
Financials - 15.19%
ACE Cash Express, Inc., 11.00%, Due 2/1/2019F	275	245
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015F	425	443
Ally Financial, Inc.,
6.875%, Due 8/28/2012	200	200
5.50%, Due 2/15/2017	120	125
8.00%, Due 12/31/2018	200	228
7.50%, Due 9/15/2020	500	583

	Par Amount	Fair Value
	(000’s)	(000’s)
AMERIGROUP Corp., 7.50%, Due 11/15/2019	$200	$235
Amsouth Bank, 4.85%, Due 4/1/2013	150	153
ARD Finance S.A., 11.125%, Due 6/1/2018F G	336	305
Bank of America Corp., 8.125%, Due 12/31/2049E	500	540
Bank One Capital III, 8.75%, Due 9/1/2030	275	382
CDW LLC,
8.00%, Due 12/15/2018B E	140	152
8.50%, Due 4/1/2019B	500	530
CIT Group, Inc.,
7.00%, Due 5/2/2017F	366	368
6.625%, Due 4/1/2018F	100	110
5.375%, Due 5/15/2020	200	210
5.00%, Due 8/15/2022	300	300
CKE Holdings, Inc., 10.50%, Due 3/14/2016F G	225	249
CNL Lifestyle Properties, Inc., 7.25%, Due 4/15/2019	250	230
DJO Finance LLC,
10.875%, Due 11/15/2014B	220	229
8.75%, Due 3/15/2018B F	375	386
7.75%, Due 4/15/2018B	450	381
E*Trade Financial Corp.,
7.875%, Due 12/1/2015	235	240
12.50%, Due 11/30/2017G	590	675
Eksportfinans ASA, 2.375%, Due 5/25/2016	275	245
General Electric Capital Corp., 0.01%, Due 12/31/2049	100	108
HUB International Holdings, Inc.,
9.00%, Due 12/15/2014F	250	254
10.25%, Due 6/15/2015F	1,150	1,157
Innovation Ventures LLC, 9.50%, Due 8/15/2019B F	375	373
International Lease Finance Corp.,
5.625%, Due 9/20/2013	160	165
5.65%, Due 6/1/2014	700	725
iStar Financial, Inc., 9.00%, Due 6/1/2017F	255	259
Level 3 Financing, Inc.,
4.506%, Due 2/15/2015E	420	412
10.00%, Due 2/1/2018	425	464
8.625%, Due 7/15/2020	380	408
Marsico Holdings LLC, 3.31%, Due 1/15/2020B F G	200	21
Mcron Finance Sub LLC, 8.375%, Due 5/15/2019B F	135	139
MetLife, Inc., 10.75%, Due 8/1/2069	150	217
Nara Cable Funding Ltd., 8.875%, Due 12/1/2018F	350	308
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039F	225	310
Nuveen Investments, Inc.,
5.50%, Due 9/15/2015	485	437
10.50%, Due 11/15/2015	950	965
Offshore Group Investments Ltd.,
11.50%, Due 8/1/2015F	640	704
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018	400	390
Regions Bank, 7.50%, Due 5/15/2018	250	288
ROC Finance LLC, 12.125%, Due 9/1/2018B F	350	396
Samson Investment Co., 9.75%, Due 2/15/2020F	605	628
Sitel LLC,
11.00%, Due 8/1/2017B F	100	98
11.50%, Due 4/1/2018B	200	148
Sophia LP, 9.75%, Due 1/15/2019F H	200	217
Synovus Financial Corp.,

	Par Amount	Fair Value
	(000’s)	(000’s)
5.125%, Due 6/15/2017	$395	$375
7.875%, Due 2/15/2019	725	783
UPCB Finance VI Ltd., 6.875%, Due 1/15/2022F	200	208
UR Financing Escrow Corp.,
5.75%, Due 7/15/2018F	65	68
7.375%, Due 5/15/2020F	125	132
7.625%, Due 4/15/2022F	395	420
Western Alliance Bancorp, 10.00%, Due 9/1/2015	220	238
WMG Acquisition Corp.,
9.50%, Due 6/15/2016	225	247
11.50%, Due 10/1/2018	125	138

		19,944

Industrials - 68.78%
Abengoa Finance SAU, 8.875%, Due 11/1/2017F	250	211
Academy Ltd., 9.25%, Due 8/1/2019F	300	330
Acadia Healthcare Co. Inc, 12.875%, Due 11/1/2018	110	127
Advanced Micro Devices, Inc., 7.75%, Due 8/1/2020	200	210
Aircastle Ltd., 9.75%, Due 8/1/2018	290	329
Alere, Inc., 8.625%, Due 10/1/2018	205	210
Allison Transmission, Inc., 7.125%, Due 5/15/2019F	295	310
Alpha Natural Resources, Inc.,
6.00%, Due 6/1/2019	200	174
6.25%, Due 6/1/2021	200	173
AMC Entertainment, Inc., 9.75%, Due 12/1/2020	160	174
American Petroleum Tankers Parent LLC, 10.25%, Due 5/1/2015B	250	261
Antero Resources Finance Corp., 9.375%, Due 12/1/2017	180	199
ArcelorMittal, 6.25%, Due 2/25/2022	240	241
Arch Coal, Inc.,
8.75%, Due 8/1/2016	85	83
7.00%, Due 6/15/2019	200	175
7.25%, Due 6/15/2021	200	173
Ardagh Packaging Finance PLC, 9.125%, Due 10/15/2020F	300	314
Ashtead Capital, Inc., 6.50%, Due 7/15/2022F	60	62
Atkore International, Inc., 9.875%, Due 1/1/2018	305	293
Avaya, Inc., 10.125%, Due 11/1/2015	300	236
Avis Budget Car Rental LLC, 9.75%, Due 3/15/2020B	385	431
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019H	200	207
Basic Energy Services, Inc., 7.125%, Due 4/15/2016	350	344
Belden, Inc., 7.00%, Due 3/15/2017	155	161
Biomet, Inc.,
11.625%, Due 10/15/2017	175	188
6.50%, Due 8/1/2020F	125	129
Boart Longyear Management Property Ltd., 7.00%, Due 4/1/2021F	190	198
Boise Paper Holdings LLC, 9.00%, Due 11/1/2017B	210	235
Bresnan Broadband Holdings LLC, 8.00%, Due 12/15/2018B F	475	496
Brightstar Corp., 9.50%, Due 12/1/2016F	245	257
Burlington Coat Factory Warehouse Corp., 10.00%, Due 2/15/2019	560	593
Cablevision Systems Corp., 8.625%, Due 9/15/2017	100	114
Caesars Entertainment Operating Co. Inc.,
11.25%, Due 6/1/2017	550	594
12.75%, Due 4/15/2018	375	276
10.00%, Due 12/15/2018	210	136
Callon Petroleum Co., 13.00%, Due 9/15/2016	220	229
Carmike Cinemas, Inc., 7.375%, Due 5/15/2019	200	211
Carrizo Oil & Gas, Inc., 8.625%, Due 10/15/2018	300	325

	Par Amount	Fair Value
	(000’s)	(000’s)
Carrols Restaurant Group, Inc., 11.25%, Due 5/15/2018F	$175	$184
Casella Waste Systems, Inc., 11.00%, Due 7/15/2014	175	186
Catalyst Paper Corp., 11.00%, Due 12/15/2016F	225	110
CCH II LLC, 13.50%, Due 11/30/2016B	100	111
CCO Holdings LLC,
7.25%, Due 10/30/2017B	200	220
6.50%, Due 4/30/2021B	100	108
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016F	600	408
Cemex SAB de CV, 9.00%, Due 1/11/2018F	500	465
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015F	350	242
CenturyLink, Inc., 5.80%, Due 3/15/2022	500	531
Cenveo Corp.,
11.50%, Due 5/15/2017	400	342
8.875%, Due 2/1/2018	685	595
Ceridian Corp., 8.875%, Due 7/15/2019F	100	105
CEVA Group plc,
11.625%, Due 10/1/2016F	100	105
8.375%, Due 12/1/2017F	100	98
11.50%, Due 4/1/2018F	100	94
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	300	340
8.25%, Due 9/1/2021	185	201
CHC Helicopter S.A., 9.25%, Due 10/15/2020	400	408
Chesapeake Midstream Partners LP., 6.125%, Due 7/15/2022H	425	428
Chesapeake Oilfield Operating LLC, 6.625%, Due 11/15/2019B F	300	273
Chester Downs & Marina LLC, 9.25%, Due 2/1/2020B F	300	310
Chrysler Group LLC, 8.00%, Due 6/15/2019B	440	458
CHS/Community Health Systems, Inc.,
8.00%, Due 11/15/2019	300	325
7.125%, Due 7/15/2020	250	262
Cie Generale de Geophysique - Veritas, 6.50%, Due 6/1/2021	400	412
Cincinnati Bell, Inc.,
8.25%, Due 10/15/2017	100	106
8.75%, Due 3/15/2018	300	293
Clear Channel Communications, Inc.,
10.75%, Due 8/1/2016	225	131
9.00%, Due 3/1/2021	720	600
Clear Channel Worldwide Holdings, Inc.,
7.625%, Due 3/15/2020F	740	701
Clearwire Communications LLC,
12.00%, Due 12/1/2015B F	240	227
12.00%, Due 12/1/2017B F	320	272
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	300	320
Coleman Cable, Inc., 9.00%, Due 2/15/2018	300	317
Colt Defense LLC, 8.75%, Due 11/15/2017B	245	157
Columbus International, Inc., 11.50%, Due 11/20/2014F	330	357
CommScope, Inc., 8.25%, Due 1/15/2019F	400	419
Comstock Resources, Inc., 7.75%, Due 4/1/2019	310	299
Concho Resources, Inc.,
6.50%, Due 1/15/2022	200	214
5.50%, Due 10/1/2022	190	192
Consol Energy, Inc.,
8.00%, Due 4/1/2017	100	106
8.25%, Due 4/1/2020	300	319
Consolidated Container Co. LLC, 10.125%, Due 7/15/2020B F	200	209

	Par Amount	Fair Value
	(000’s)	(000’s)
Continental Resources, Inc., 5.00%, Due 9/15/2022F	$240	$250
CRC Health Corp., 10.75%, Due 2/1/2016	300	267
Cricket Communications, Inc., 7.75%, Due 10/15/2020	920	878
Crown Media Holdings, Inc., 10.50%, Due 7/15/2019	320	346
CSC Holdings LLC, 6.75%, Due 11/15/2021B F	300	327
Cumulus Media Holdings, Inc., 7.75%, Due 5/1/2019	535	519
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	300	330
Dean Foods Co., 9.75%, Due 12/15/2018	100	110
Del Monte Corp., 7.625%, Due 2/15/2019	500	496
Digicel Group Ltd., 9.125%, Due 1/15/2015F	225	229
DISH DBS Corp., 7.125%, Due 2/1/2016	600	661
DynCorp International, Inc., 10.375%, Due 7/1/2017	280	235
eAccess Ltd., 8.25%, Due 4/1/2018F	300	276
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019H	300	295
Earthlink, Inc., 8.875%, Due 5/15/2019	420	424
Eileme 2 AB, 11.625%, Due 1/31/2020F	200	210
Emergency Medical Services Corp., 8.125%, Due 6/1/2019	400	426
Endo Pharmaceuticals Holdings, Inc., 7.00%, Due 7/15/2019	300	332
Energy Partners Ltd., 8.25%, Due 2/15/2018	470	468
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017	915	1,012
EnergySolutions Inc. LLC, 10.75%, Due 8/15/2018B	425	367
Entercom Radio LLC, 10.50%, Due 12/1/2019B	210	228
Equinox Holdings, Inc., 9.50%, Due 2/1/2016F	200	212
Euramax International, Inc., 9.50%, Due 4/1/2016	200	180
EVERTEC, Inc., 11.00%, Due 10/1/2018	350	373
ExamWorks Group, Inc., 9.00%, Due 7/15/2019	200	208
EXCO Resources, Inc., 7.50%, Due 9/15/2018	365	330
Exopack Holding Corp., 10.00%, Due 6/1/2018	400	392
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016F	400	397
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020F	255	228
Felcor Lodging LP, 10.00%, Due 10/1/2014H	165	189
FGI Operating Co. LLC, 7.875%, Due 5/1/2020B F	225	237
First Data Corp.,
10.55%, Due 9/24/2015	400	410
8.25%, Due 1/15/2021F	500	499
12.625%, Due 1/15/2021	350	354
Florida East Coast Railway Corp., 8.125%, Due 2/1/2017	300	316
FMG Resources August 2006 Property Ltd.,
6.00%, Due 4/1/2017F	75	75
6.875%, Due 2/1/2018F	500	505
6.875%, Due 4/1/2022F	210	209
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B E F	1,800	1
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019	450	430
Ford Motor Credit Co. LLC,
6.625%, Due 8/15/2017B	200	229
8.125%, Due 1/15/2020B	300	367
Freescale Semiconductor, Inc.,
10.125%, Due 3/15/2018F	300	327
9.25%, Due 4/15/2018F	100	107
8.05%, Due 2/1/2020	200	193
10.75%, Due 8/1/2020	200	213
Frontier Communications Corp.,
8.50%, Due 4/15/2020	400	433
8.75%, Due 4/15/2022	300	321
Gaylord Entertainment Co., 6.75%, Due 11/15/2014	190	190

	Par Amount	Fair Value
	(000’s)	(000’s)
GCI, Inc., 8.625%, Due 11/15/2019	$285	$303
General Motors Corp., 8.375%, Due 7/15/2049	1,570	-
Geo Group, Inc., 6.625%, Due 2/15/2021	300	316
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019	620	588
Goodyear Tire & Rubber Co., 8.25%, Due 8/15/2020	200	218
Gray Television, Inc., 10.50%, Due 6/29/2015	365	387
Grifols, Inc., 8.25%, Due 2/1/2018	400	438
GWR Operating Partnership LLP, 10.875%, Due 4/1/2017I	400	452
Hanger Orthopedic Group, Inc., 7.125%, Due 11/15/2018	170	176
HCA, Inc.,
9.00%, Due 12/15/2014	250	278
7.19%, Due 11/15/2015	300	322
7.50%, Due 2/15/2022	400	449
5.875%, Due 3/15/2022	200	215
Health Management Associates, Inc., 7.375%, Due 1/15/2020F	300	324
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016F	293	307
Hercules Offshore, Inc.,
7.125%, Due 4/1/2017F	185	185
10.25%, Due 4/1/2019F	580	563
Hercules Offshore, LLC, 10.50%, Due 10/15/2017B F	210	211
Hertz Corp.,
6.75%, Due 4/15/2019	300	315
6.75%, Due 4/15/2019F	100	105
Hilcorp Energy I LP, 8.00%, Due 2/15/2020F H	200	221
Hologic, Inc., 6.25%, Due 8/1/2020F	100	106
Horizon Lines LLC,
1.00%, Due 10/15/2016B F	372	350
11.00%, Due 10/15/2016B F	175	172
Horsehead Holding Corp., 10.50%, Due 6/1/2017F	140	139
Hughes Satellite Systems Corp., 7.625%, Due 6/15/2021	450	497
Hyva Global BV, 8.625%, Due 3/24/2016F	200	171
Ineos Finance plc, 8.375%, Due 2/15/2019F	200	207
Ineos Group Holdings Ltd., 8.50%, Due 2/15/2016F	200	181
Infor US, Inc., 9.375%, Due 4/1/2019F	350	375
Inmet Mining Corp., 8.75%, Due 6/1/2020F	400	394
Integra Telecom Holdings, Inc., 10.75%, Due 4/15/2016F	390	390
Intelsat Jackson Holdings S.A.,
11.25%, Due 6/15/2016	16	17
8.50%, Due 11/1/2019	250	278
7.25%, Due 10/15/2020F	350	372
7.50%, Due 4/1/2021	300	321
Intelsat Luxembourg S.A.,
11.25%, Due 2/4/2017	100	104
11.50%, Due 2/4/2017	300	312
International Automotive Components Group SL, 9.125%, Due 6/1/2018F	200	185
inVentiv Health, Inc., 10.00%, Due 8/15/2018F	655	540
iPayment, Inc., 10.25%, Due 5/15/2018	250	231
Isle of Capri Casinos, Inc.,
7.00%, Due 3/1/2014	270	270
7.75%, Due 3/15/2019	150	156
8.875%, Due 6/15/2020F	245	245
ITC Deltacom, Inc., 10.50%, Due 4/1/2016	360	388
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	135	162
Jaguar Holding Co. II, 9.50%, Due 12/1/2019F	100	111
Jarden Corp., 7.50%, Due 5/1/2017	165	186
JBS USA LLC,

	Par Amount	Fair Value
	(000’s)	(000’s)
11.625%, Due 5/1/2014B	$200	$227
8.25%, Due 2/1/2020B F	550	548
KB Home, 7.50%, Due 9/15/2022	100	101
Key Energy Services, Inc., 6.75%, Due 3/1/2021	250	251
Kodiak Oil & Gas Corp., 8.125%, Due 12/1/2019F	505	538
Libbey Glass, Inc., 6.875%, Due 5/15/2020F	120	127
Liberty Tire Recycling, 11.00%, Due 10/1/2016F	375	350
LIN Television Corp., 8.375%, Due 4/15/2018	310	322
Linn Energy LLC,
6.50%, Due 5/15/2019B F	355	354
8.625%, Due 4/15/2020B	500	543
7.75%, Due 2/1/2021B J	350	369
Lions Gate Entertainment, Inc., 10.25%, Due 11/1/2016F	155	173
Louisiana-Pacific Corp., 7.50%, Due 6/1/2020F	250	269
LyondellBasell Industries N.V., 5.00%, Due 4/15/2019	245	266
M/I Homes, Inc., 8.625%, Due 11/15/2018	200	213
MacDermid, Inc., 9.50%, Due 4/15/2017F	560	583
Mandalay Resort Group, 7.625%, Due 7/15/2013	450	459
Manitowoc Co. Inc, 8.50%, Due 11/1/2020	150	164
Marina District Finance Co. Inc,
9.50%, Due 10/15/2015	460	447
9.875%, Due 8/15/2018	170	159
MedAssets, Inc., 8.00%, Due 11/15/2018	400	422
Media General, Inc., 11.75%, Due 2/15/2017	200	226
MGM Resorts International,
6.625%, Due 7/15/2015	700	723
10.00%, Due 11/1/2016	175	193
8.625%, Due 2/1/2019F	105	111
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018F	200	134
Monitronics International, Inc., 9.125%, Due 4/1/2020F	205	199
Mylan, Inc., 7.875%, Due 7/15/2020F	100	114
National CineMedia LLC, 7.875%, Due 7/15/2021B	100	108
NBTY, Inc., 9.00%, Due 10/1/2018	200	222
NCL Corp Ltd., 11.75%, Due 11/15/2016	350	403
NewPage Corp., 11.375%, Due 12/31/2014	300	203
Nexstar Broadcasting Inc., 8.875%, Due 4/15/2017	150	159
NII Capital Corp., 7.625%, Due 4/1/2021	390	298
Nord Anglia Education UK Holdings plc, 10.25%, Due 4/1/2017F	200	210
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015F	750	525
Nortek, Inc.,
10.00%, Due 12/1/2018	230	248
8.50%, Due 4/15/2021	240	247
Novelis, Inc., 8.75%, Due 12/15/2020	400	444
NPC International Inc., 10.50%, Due 1/15/2020	275	310
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	600	363
Orion Engineered Carbons Bondco GmbH, 9.625%, Due 6/15/2018F	200	210
PBF Holding Co. LLC, 8.25%, Due 2/15/2020B F	250	261
Peabody Energy Corp., 7.375%, Due 11/1/2016	600	659
Petco Animal Supplies, Inc., 9.25%, Due 12/1/2018F	490	537
Petroquest Energy, Inc., 10.00%, Due 9/1/2017	250	253
Pinnacle Entertainment, Inc.,
8.625%, Due 8/1/2017	170	185
7.75%, Due 4/1/2022	85	91
Pinnacle Foods Finance LLC, 9.25%, Due 4/1/2015B	300	307
Prestige Brands, Inc., 8.25%, Due 4/1/2018	300	330

	Par Amount	Fair Value
	(000’s)	(000’s)
QEP Resources, Inc., 5.375%, Due 10/1/2022	$200	$206
Quality Distribution LLC, 9.875%, Due 11/1/2018B	250	270
Quicksilver Resources, Inc., 9.125%, Due 8/15/2019	300	267
Quiksilver, Inc., 6.875%, Due 4/15/2015	225	212
Qwest Corp., 8.375%, Due 5/1/2016	145	173
Radio One, Inc., 6.00%, Due 5/24/2016G	207	171
Radnet Management, Inc., 10.375%, Due 4/1/2018	350	352
Regal Cinemas Corp., 8.625%, Due 7/15/2019	275	307
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019F H	200	222
Revlon Consumer Products Corp., 9.75%, Due 11/15/2015	375	400
Reynolds Group Issuer Inc.,
8.50%, Due 5/15/2018	800	805
9.00%, Due 4/15/2019	385	392
9.875%, Due 8/15/2019F	200	212
8.25%, Due 2/15/2021	200	197
Rite Aid Corp., 9.75%, Due 6/12/2016	625	688
Rosetta Resources, Inc., 9.50%, Due 4/15/2018	250	274
Sabine Pass LNG LP,
7.25%, Due 11/30/2013H	325	338
7.50%, Due 11/30/2016H	300	316
Salem Communications Corp., 9.625%, Due 12/15/2016	105	116
SandRidge Energy, Inc., 8.00%, Due 6/1/2018F	400	416
Sanmina-SCI Corp., 7.00%, Due 5/15/2019F	140	139
Schaeffler Finance BV, 8.50%, Due 2/15/2019F	200	216
Sealed Air Corp., 8.375%, Due 9/15/2021F	250	285
Select Medical Corp., 7.625%, Due 2/1/2015	200	202
Select Medical Holdings Corp., 6.494%, Due 9/15/2015E	205	201
Shea Homes LP, 8.625%, Due 5/15/2019H	200	218
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015F	200	152
Simmons Foods, Inc., 10.50%, Due 11/1/2017F	350	320
Sinclair Television Group, Inc., 9.25%, Due 11/1/2017F	250	278
Sirius XM Radio, Inc., 8.75%, Due 4/1/2015F	175	199
Smithfield Foods, Inc., 6.625%, Due 8/15/2022	100	104
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	550	555
Spectrum Brands Holdings, Inc., 9.50%, Due 6/15/2018F	205	234
Sprint Capital Corp., 8.75%, Due 3/15/2032	355	353
Sprint Nextel Corp.,
9.125%, Due 3/1/2017F	115	128
8.375%, Due 8/15/2017	800	873
9.00%, Due 11/15/2018F	500	583
7.00%, Due 3/1/2020F	100	109
11.50%, Due 11/15/2021F	550	659
Station Casinos, Inc., 6.875%, Due 3/1/2016	500	-
SunGard Data Systems, Inc.,
10.25%, Due 8/15/2015	100	102
7.625%, Due 11/15/2020	300	322
Swift Services Holdings, Inc., 10.00%, Due 11/15/2018	60	65
Syniverse Holdings, Inc., 9.125%, Due 1/15/2019	420	459
Taminco Global Chemical Corp., 9.75%, Due 3/31/2020F	360	378
Taylor Morrison Communities Inc., 7.75%, Due 4/15/2020F	500	531
Telesat Canada, 12.50%, Due 11/1/2017B	500	557
Ticketmaster Entertainment LLC, 10.75%, Due 8/1/2016B	300	317
Titan International, Inc., 7.875%, Due 10/1/2017	460	476
Tomkins LLC, 9.00%, Due 10/1/2018B	109	121
Tower Automotive Holdings USA LLC, 10.625%, Due 9/1/2017B F	250	262

	Par Amount	Fair Value
	(000’s)	(000’s)
TransUnion LLC, 11.375%, Due 6/15/2018B	$100	$118
Trimas Corp., 9.75%, Due 12/15/2017	136	152
tw telecom holdings, Inc., 8.00%, Due 3/1/2018	200	224
UCI International, Inc., 8.625%, Due 2/15/2019	200	204
United Rentals North America, Inc., 8.375%, Due 9/15/2020	300	318
Unitymedia Hessen GmbH & Co. KG, 7.50%, Due 3/15/2019F	175	188
Univision Communications, Inc.,
7.875%, Due 11/1/2020F	400	431
8.50%, Due 5/15/2021F	375	379
Valeant Pharmaceuticals International, 6.75%, Due 8/15/2021F	320	324
Vanguard Health Holding Co II LLC, 8.00%, Due 2/1/2018B	225	235
Vedanta Resources plc, 8.25%, Due 6/7/2021F	240	227
Verso Paper Holdings LLC, 11.75%, Due 1/15/2019B F	400	410
Visant Corp., 10.00%, Due 10/1/2017	540	544
Viskase Cos., Inc., 9.875%, Due 1/15/2018F	150	158
W&T Offshore, Inc., 8.50%, Due 6/15/2019	195	205
Warner Chilcott Co. LLC, 7.75%, Due 9/15/2018B	200	216
West Corp., 7.875%, Due 1/15/2019	300	320
Western Refining, Inc., 11.25%, Due 6/15/2017F	300	336
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017F	600	498
12.25%, Due 7/15/2017F G	272	171
7.25%, Due 2/15/2018F	325	289
Windstream Corp., 7.50%, Due 6/1/2022	225	235
Wok Acquisition Corp., 10.25%, Due 6/30/2020F	145	152
Wynn Las Vegas LLC, 5.375%, Due 3/15/2022B F	250	251
Xerium Technologies, Inc., 8.875%, Due 6/15/2018	315	260
XM Satellite Radio, Inc., 13.00%, Due 8/1/2014F	250	278
Yonkers Racing Corp., 11.375%, Due 7/15/2016F	350	370
Zayo Group LLC, 8.125%, Due 1/1/2020B F	100	106

		90,302

Utilities - 8.90%
AES Corp., 9.75%, Due 4/15/2016	210	253
Atlas Pipeline Partners LP, 8.75%, Due 6/15/2018H	400	429
Calpine Corp.,
7.875%, Due 7/31/2020F	100	113
7.50%, Due 2/15/2021F	500	556
Calumet Specialty Products Partners LP, 9.375%, Due 5/1/2019H	300	311
Chaparral Energy, Inc., 7.625%, Due 11/15/2022F	380	398
Chesapeake Energy Corp.,
9.50%, Due 2/15/2015	230	247
6.625%, Due 8/15/2020	730	725
6.875%, Due 11/15/2020	280	277
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019	300	297
Consolidated Communications Finance Co., 10.875%, Due 6/1/2020F	195	208
Crosstex Energy LP, 8.875%, Due 2/15/2018H	400	424
Elwood Energy LLC, 8.159%, Due 7/5/2026B	287	285
Energy Future Holdings Corp., 5.55%, Due 11/15/2014	230	167
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020B	230	253
Energy Transfer Equity LP, 7.50%, Due 10/15/2020H	400	457
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068B E	300	327
Genesis Energy LP, 7.875%, Due 12/15/2018H	200	210
GenOn Energy, Inc., 7.625%, Due 6/15/2014	200	213
Holly Energy Partners LP, 6.50%, Due 3/1/2020F H	225	235
Intergen N.V., 9.00%, Due 6/30/2017F	400	389

	Par Amount	Fair Value
	(000’s)	(000’s)
Magnum Hunter Resources Corp., 9.75%, Due 5/15/2020F	$355	$348
Martin Midstream Partners LP, 8.875%, Due 4/1/2018H	437	447
MetroPCS Wireless, Inc., 6.625%, Due 11/15/2020	215	217
Newfield Exploration Co., 5.625%, Due 7/1/2024	145	155
Nokia Corp., 5.375%, Due 5/15/2019	275	213
NRG Energy, Inc.,
7.625%, Due 5/15/2019	340	355
7.875%, Due 5/15/2021	160	170
Penn Virginia Resource Partners LP, 8.375%, Due 6/1/2020F H	450	455
Plains Exploration & Production Co.,
6.125%, Due 6/15/2019	300	311
6.75%, Due 2/1/2022	100	107
QR Energy LP, 9.25%, Due 8/1/2020F H	370	372
Regency Energy Partners LP, 6.50%, Due 7/15/2021H	225	240
Resolute Energy Corp., 8.50%, Due 5/1/2020F	495	505
Targa Resources Partners LP, 6.875%, Due 2/1/2021H	200	211
Texas Competitive Electric Holdings Co. LLC,
11.50%, Due 10/1/2020B F	600	444
15.00%, Due 4/1/2021B	300	110
WPX Energy, Inc., 6.00%, Due 1/15/2022	245	250

		11,684

Total Corporate Obligations (Cost $120,584)		121,930

	Shares
SHORT-TERM INVESTMENTS - 2.83% (Cost $3,719)
JPMorgan U.S. Government Money Market Fund, Capital Class	3,719,016	3,719

TOTAL INVESTMENTS - 98.18% (Cost $129,249)		128,921
OTHER ASSETS, NET OF LIABILITIES - 1.82%		2,371

TOTAL NET ASSETS - 100.00%		$131,292

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Limited Liability Company.

C Call.

D Put.

E The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $43,597 or 33.21% of net assets. The Fund has no right to demand registration of these securities.

G Is Payment in Kind.

H Limited Partnership.

I Limited Liability Partnership.

J Non-voting participating shares.

American Beacon Retirement Income and Appreciation Fund

July 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCKS - 3.97%
ENERGY- 0.46%
Energy Equipment & Services - 0.18%
National Oilwell Varco, Inc.	4,075	$295

Oil & Gas - 0.28%
Occidental Petroleum Corp.	5,300	461

FINANCIALS- 0.39%
Diversified Financials - 0.39%
Franklin Resources, Inc.	5,550	638

HEALTH CARE- 0.26%
Pharmaceuticals - 0.26%
Johnson & Johnson	6,300	436

INDUSTRIALS- 0.19%
Machinery - 0.19%
Eaton Corp.	7,300	320

INFORMATION TECHNOLOGY- 2.37%
Communications Equipment - 0.20%
Cisco Systems, Inc.	20,500	327

Internet Software & Services - 0.27%
eBay, Inc.A	10,000	443

IT Consulting & Services - 0.28%
Accenture plc, Class A	7,770	469

Semiconductor Equipment & Products - 0.54%
QUALCOMM, Inc.	15,100	901

Software - 1.08%
Microsoft Corp.	12,000	354
Oracle Corp.	17,000	513
SAP AG, ADRB	14,300	913

		1,780

MATERIALS- 0.30%
Metals & Mining - 0.30%
Barrick Gold Corp.	15,200	500

Total Common Stocks (Cost $6,538)		6,570

CONVERTIBLE PREFERRED STOCKS - 0.35% (Cost $486)
CONSUMER STAPLES- 0.35%
Food Products - 0.35%
Bunge Ltd., 4.86%	6,058	584

PREFERRED STOCKS - 1.51%
ENERGY- 0.45%
Oil & Gas - 0.45%
Apache Corp., 6.00%, Due 8/1/13	12,850	624
Chesapeake Energy Corp., 5.75%, Due 12/31/49	150	132

	Shares	Fair Value
		(000’s)
Total Energy		$756

FINANCIALS- 0.29%
Diversified Financials - 0.29%
AMG Capital Trust I, 5.10%, Due 4/15/36	9,588	482

INDUSTRIALS- 0.50%
Consumer Discretionary - 0.25%
Stanley Black & Decker, Inc., 4.75%, Due 11/17/15	3,500	414
Industrial Conglomerates - 0.25%
United Technologies Corp., 7.50%, Due 8/1/15	7,850	414

Total Industrials		828

UTILITIES- 0.27%
NextEra Energy, Inc., 5.60%, Due 6/1/15A	8,500	441

Total Preferred Stocks (Cost $2,587)		2,507

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS - 11.10%
Basic Materials - 0.66%
Goldcorp, Inc., 2.00%, Due 8/1/2014	$ 225	251
Newmont Mining Corp.,
1.25%, Due 7/15/2014	425	506
1.625%, Due 7/15/2017	264	334

		1,091

Communications - 1.52%
Anixter International, Inc., 1.00%, Due 2/15/2013	610	671
Nuance Communications, Inc., 2.75%, Due 11/1/2031C	260	273
Omnicom Group, Inc., 0.00%, Due 7/1/2038	400	438
priceline.com, Inc., 1.00%, Due 3/15/2018C	425	454
Symantec Corp., 1.00%, Due 6/15/2013	660	682

		2,518

Consumer, Non-cyclical - 0.73%
Medicis Pharmaceutical Corp., 1.375%, Due 6/1/2017	800	799
Salix Pharmaceuticals Ltd., 1.50%, Due 3/15/2019C	400	405

		1,204

Convertible Obligations - 0.21%
Fidelity National Financial, Inc., 4.25%, Due 8/15/2018 C	314	353

Energy - 0.39%
Chesapeake Energy Corp., 2.75%, Due 11/15/2035	700	644

Financials - 0.17%
Leucadia National Corp., 3.75%, Due 4/15/2014	250	278

Industrials - 1.94%
Danaher Corp., 0.01%, Due 1/22/2021	245	376
Liberty Media LLC,
3.125%, Due 3/30/2023D	725	901
3.25%, Due 3/15/2031D	425	373
Teleflex, Inc., 3.875%, Due 8/1/2017	700	840
Trinity Industries, Inc., 3.875%, Due 6/1/2036	400	406
Tyson Foods, Inc., 3.25%, Due 10/15/2013	300	326

	Par Amount	Far Value
	(000’s)	(000’s)
		$3,222

Metals & Mining - 0.48%
Royal Gold, Inc., 2.875%, Due 6/15/2019	$775	801

Pharmaceuticals - 1.31%
Endo Pharmaceuticals Holdings, Inc., 1.75%, Due 4/15/2015	250	295
Gilead Sciences, Inc., 1.625%, Due 5/1/2016	635	865
Teva Pharmaceutical Finance Co. LLC, 0.25%, Due 2/1/2026D	950	1,013

		2,173

Software - 0.44%
Electronic Arts, Inc., 0.75%, Due 7/15/2016	356	316
TIBCO Software, Inc., 2.25%, Due 5/1/2032C	415	409

		725

Technology - 3.25%
EMC Corp., 1.75%, Due 12/1/2013	700	1,162
Intel Corp.,
2.95%, Due 12/15/2035	279	317
3.25%, Due 8/1/2039	401	530
Lam Research Corp.,
0.50%, Due 5/15/2016	150	145
1.25%, Due 5/15/2018	683	665
Linear Technology Corp., 3.00%, Due 5/1/2027	875	914
Microsoft Corp., 0.00%, Due 6/15/2013C	760	794
SanDisk Corp., 1.50%, Due 8/15/2017	425	472
Xilinx, Inc., 2.625%, Due 6/15/2017	300	385

		5,384

Total Convertible Obligations (Cost $17,376)		18,393

CORPORATE OBLIGATIONS - 40.38%
Financials - 19.34%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020D	250	282
American Honda Finance Corp., 4.625%, Due 4/2/2013C	325	334
American International Group, Inc.,
6.40%, Due 12/15/2020	775	907
4.875%, Due 6/1/2022	400	426
Aon Corp., 8.205%, Due 1/1/2027	400	471
Bank of America Corp.,
7.80%, Due 9/15/2016	600	676
7.625%, Due 6/1/2019	1,250	1,520
Bank One Corp., 4.90%, Due 4/30/2015	250	271
Barclays Bank plc,
3.90%, Due 4/7/2015	290	302
6.75%, Due 5/22/2019	650	760
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018D	925	1,144
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	289
Citigroup, Inc.,
1.391%, Due 4/1/2014E	300	297
0.746%, Due 11/5/2014E	300	291
8.50%, Due 5/22/2019	1,250	1,586
Credit Suisse,
5.30%, Due 8/13/2019	350	409
7.125%, Due 7/15/2032	900	1,259
Danske Bank A/S, 1.505%, Due 4/14/2014C E	600	587
Deutsche Bank AG, 3.875%, Due 8/18/2014	275	288
Fifth Third Bancorp, 3.625%, Due 1/25/2016	275	293

	Par Amount	Fair Value
	(000’s)	(000’s)
General Electric Capital Corp.,
0.660%, Due 1/8/2016E	$1,145	$1,108
5.625%, Due 5/1/2018	250	295
6.00%, Due 8/7/2019	300	362
5.50%, Due 1/8/2020	650	766
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	512
6.25%, Due 9/1/2017	550	621
6.00%, Due 6/15/2020	835	922
HSBC Finance Corp., 0.705%, Due 1/15/2014E	1,200	1,187
ING Bank N.V.,
5.125%, Due 5/1/2015C	300	306
3.75%, Due 3/7/2017C	1,100	1,136
JPMorgan Chase & Co.,
0.798%, Due 6/13/2016E	375	350
5.50%, Due 10/15/2040	350	417
Lincoln National Corp., 4.75%, Due 2/15/2014	105	110
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015C	300	312
4.20%, Due 3/28/2017	675	704
Merrill Lynch & Co. Inc, 6.11%, Due 1/29/2037	275	277
MetLife, Inc., 6.375%, Due 6/15/2034	400	529
Monumental Global Funding III, 0.655%, Due 1/15/2014C E	300	296
Morgan Stanley,
0.935%, Due 10/15/2015E	900	822
7.30%, Due 5/13/2019	530	585
5.625%, Due 9/23/2019	450	455
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	250	276
Nordea Bank AB, 4.875%, Due 1/27/2020C	250	281
PNC Funding Corp., 4.375%, Due 8/11/2020	260	294
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	311
Samson Investment Co., 9.75%, Due 2/15/2020C	350	363
Simon Property Group LP, 10.35%, Due 4/1/2019F G	300	430
Societe Generale S.A.,
2.20%, Due 9/14/2013C	250	250
1.508%, Due 4/11/2014C E	1,200	1,171
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	650	681
UBS AG, 5.875%, Due 12/20/2017	950	1,100
UR Financing Escrow Corp., 7.625%, Due 4/15/2022C	500	532
Wachovia Corp.,
0.825%, Due 10/15/2016E	600	571
5.75%, Due 2/1/2018	1,100	1,308

		32,032

Industrials - 18.19%
Altria Group, Inc., 4.75%, Due 5/5/2021	300	352
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	361
American Axle & Manufacturing, Inc., 7.875%, Due 3/1/2017	400	415
American Honda Finance Corp.,
2.125%, Due 2/28/2017C	500	514
3.875%, Due 9/21/2020C	250	274
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	351
8.00%, Due 11/15/2039	100	169
Apache Corp., 5.10%, Due 9/1/2040	130	161
AT&T, Inc.,

	Par Amount	Far Value
	(000’s)	(000’s)
5.50%, Due 2/1/2018	$750	$907
6.80%, Due 5/15/2036	125	174
6.40%, Due 5/15/2038	325	438
Boeing Co., 1.875%, Due 11/20/2012	250	251
BP Capital Markets plc, 3.20%, Due 3/11/2016	280	300
Brunswick Corp., 7.125%, Due 8/1/2027	400	400
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018D	325	390
5.75%, Due 5/1/2040D	140	178
Calfrac Holdings LP, 7.50%, Due 12/1/2020C G	410	392
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	301
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	363
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	255
2.75%, Due 6/24/2015	280	295
CBS Corp., 3.375%, Due 3/1/2022	500	520
CHS/Community Health Systems, Inc., 7.125%, Due 7/15/2020	305	319
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	114
Comcast Corp., 6.55%, Due 7/1/2039	400	536
CSX Corp., 5.50%, Due 4/15/2041	250	305
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	149
Daimler Finance North America LLC,
3.00%, Due 3/28/2016C D	150	157
2.95%, Due 1/11/2017C D	300	315
2.40%, Due 4/10/2017C D	450	462
Darling International, Inc., 8.50%, Due 12/15/2018	202	227
Dean Foods Co., 9.75%, Due 12/15/2018	400	438
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	850	898
Devon Energy Corp., 4.75%, Due 5/15/2042	300	337
Dow Chemical Co., 4.125%, Due 11/15/2021	300	331
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	262
Equinix, Inc., 7.00%, Due 7/15/2021	400	445
FMG Resources August 2006 Property Ltd., 8.25%, Due 11/1/2019C	344	362
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017D	300	313
5.875%, Due 8/2/2021D	350	387
France Telecom S.A., 2.125%, Due 9/16/2015	125	127
Goodyear Tire & Rubber Co., 7.00%, Due 5/15/2022	500	511
Grifols, Inc., 8.25%, Due 2/1/2018	150	164
HCA Holdings, Inc., 7.75%, Due 5/15/2021	400	436
Health Management Associates, Inc., 7.375%, Due 1/15/2020C	175	189
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	250	253
4.05%, Due 9/15/2022	350	352
iGate Corp., 9.00%, Due 5/1/2016	300	318
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	325	390
Jaguar Land Rover plc,
7.75%, Due 5/15/2018C	400	426
8.125%, Due 5/15/2021C	350	372
Jarden Corp.,
7.50%, Due 5/1/2017	30	34
7.50%, Due 1/15/2020	120	132
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	341
Kellogg Co.,

	Par Amount	Far Value
	(000’s)	(000’s)
4.25%, Due 3/6/2013	$250	$256
1.875%, Due 11/17/2016	150	153
Liberty Media LLC, 8.25%, Due 2/1/2030D	450	466
McKesson Corp., 3.25%, Due 3/1/2016	140	151
Meritage Homes Corp., 7.00%, Due 4/1/2022C	290	302
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	390
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	176
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	142
Qwest Capital Funding, Inc., 7.75%, Due 2/15/2031	250	258
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	507
SABMiller Holdings, Inc., 4.95%, Due 1/15/2042C	300	360
Seagate HDD Cayman, 6.875%, Due 5/1/2020	350	378
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	300	297
Thomson Reuters Corp., 4.70%, Due 10/15/2019	125	143
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	650	770
Time Warner, Inc.,
4.875%, Due 3/15/2020	450	522
4.75%, Due 3/29/2021	325	375
Triumph Group, Inc., 8.00%, Due 11/15/2017	300	328
Union Pacific Corp., 4.163%, Due 7/15/2022	262	300
United Technologies Corp., 6.125%, Due 7/15/2038	450	620
UnitedHealth Group, Inc., 3.875%, Due 10/15/2020	250	276
Valeant Pharmaceuticals International, 7.25%, Due 7/15/2022C	400	413
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	297
4.60%, Due 4/1/2021	340	403
6.90%, Due 4/15/2038	325	475
Viacom, Inc., 4.50%, Due 2/27/2042	550	584
Vodafone Group plc, 6.15%, Due 2/27/2037	375	520
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015C	650	656
W&T Offshore, Inc., 8.50%, Due 6/15/2019	375	394
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	546
Xerox Corp.,
5.65%, Due 5/15/2013	75	78
8.25%, Due 5/15/2014	150	168
2.95%, Due 3/15/2017	175	177

		30,145

Utilities - 2.85%
Calumet Specialty Products Partners LP,
9.375%, Due 5/1/2019G	400	414
Commonwealth Edison Co., 4.00%, Due 8/1/2020	135	152
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	397
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018D	250	297
EDF S.A., 4.60%, Due 1/27/2020C	300	330
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	160
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	500	665
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	188
3.50%, Due 10/1/2020	250	276
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	406
Southern Co., 1.95%, Due 9/1/2016	310	320
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	600	625
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	197
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	250	301

		4,728

	Par Amount	Fair Value
	(000’s)	(000’s)
Total Corporate Obligations (Cost $61,520)		$66,905

OTHER GOVERNMENT OBLIGATIONS - 0.70%
Agency - 0.34%
Petrobras International Finance Co., 3.875%, Due 1/27/2016	$200	208
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	360
Province of Ontario Canada,
4.10%, Due 6/16/2014	300	320
3.15%, Due 12/15/2017	250	274

Total Other Government Obligations (Cost $1,046)		1,162

U.S. AGENCY OBLIGATIONS - 0.19% (Cost $300)
Private Export Funding Corp., 2.125%, Due 7/15/2016	300	317

ASSET-BACKED SECURITIES - 2.23%
Ally Master Owner Trust,
0.899%, Due 6/15/2015, 2011-5 AE	650	652
1.21%, Due 6/15/2017, 2012 3 A2	1,800	1,800
Nissan Master Owner Trust Receivables, 0.719%, Due 5/15/2017, 2012 A AE	1,100	1,105
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	134	136

Total Asset-Backed Securities (Cost $3,684)		3,693

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.00%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	203	204
5.634%, Due 4/10/2049, 2007-2 A2	238	247
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	72	72
3.849%, Due 12/10/2043, 2010-C2 A1C	625	681
3.645%, Due 3/10/2044, 2011-GC3 A2C	750	811
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	138	140
3.853%, Due 6/15/2043, 2010-C1 A1C	526	558
4.388%, Due 2/15/2046, 2011-C3 A3C	650	726
5.734%, Due 2/12/2049, 2007-CB19 A4	400	462
5.629%, Due 2/12/2051, 2007-CB20 A2	375	376
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	450	516
Wachovia Bank Commercial Mortgage Trust, 5.737%, Due 6/15/2049, 2007-C32 A2	173	178

Total Non-Agency Mortgage-Backed Obligations (Cost $4,642)		4,971

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 23.20%
Federal Home Loan Mortgage Corporation - 6.32%
5.00%, Due 2/1/2021	284	308
4.50%, Due 4/1/2021	290	311
5.00%, Due 9/1/2035	888	965
5.50%, Due 4/1/2037	262	287
5.00%, Due 3/1/2038	436	472
5.50%, Due 5/1/2038	326	356
0.649%, Due 12/15/2040 E	1,357	1,359
4.00%, Due 1/1/2041	1,499	1,606
4.50%, Due 2/1/2041	1,521	1,640
3.50%, Due 6/1/2042	2,992	3,171

	Par Amount	Fair Value
	(000’s)	(000’s)
		$10,475

Federal National Mortgage Association - 4.88%
3.50%, Due 1/1/2026	$380	404
6.50%, Due 7/1/2032	163	189
5.50%, Due 6/1/2033	304	336
4.50%, Due 9/1/2034	172	187
5.50%, Due 12/1/2035	350	386
5.00%, Due 2/1/2036	285	312
5.50%, Due 4/1/2036	492	542
5.50%, Due 2/1/2037	346	380
6.00%, Due 9/1/2037	216	239
6.00%, Due 1/1/2038	322	356
4.50%, Due 1/1/2040	1,090	1,180
4.00%, Due 9/1/2040	820	880
4.00%, Due 1/1/2041	2,511	2,697

		8,088

Government National Mortgage Association - 9.48%
6.00%, Due 2/15/2033	420	479
5.50%, Due 4/15/2033	525	590
5.00%, Due 5/15/2033	372	415
1.692%, Due 11/16/2035 2010-148 A	300	303
2.989%, Due 3/16/2039 2010-71 AC	665	689
2.17%, Due 4/16/2041 2012 44 A	2,986	3,090
2.70%, Due 4/16/2043 2011-109 AB	2,952	3,099
2.543%, Due 9/16/2044 2011-96 AC	2,372	2,474
3.20%, Due 11/16/2044 2011-92 B	2,900	3,138
2.351%, Due 6/16/2050 2010-100 A	1,401	1,428

		15,705

National Credit Union Administration - 2.52%
0.646%, Due 3/11/2020 2011 R3 1AE	2,047	2,049
0.696%, Due 10/7/2020 2010 R1 1AE	2,119	2,125

		4,174

Total U.S. Agency Mortgage-Backed Obligations (Cost $36,766)		38,442

U.S. TREASURY OBLIGATIONS - 11.30%
U.S. Treasury Bonds - 3.03%
6.25%, Due 8/15/2023	800	1,178
6.875%, Due 8/15/2025	250	397
5.25%, Due 11/15/2028	550	789
4.75%, Due 2/15/2037	420	603
4.50%, Due 8/15/2039	910	1,275
3.125%, Due 2/15/2042	700	780

		5,022

U.S. Treasury Notes - 8.27%
1.875%, Due 2/28/2014	2,900	2,976
2.50%, Due 3/31/2015	3,000	3,179
2.625%, Due 7/31/2014	2,600	2,724
3.125%, Due 10/31/2016	700	777
0.875%, Due 1/31/2017	1,200	1,218
3.625%, Due 2/15/2020	875	1,038
2.00%, Due 2/15/2022	1,700	1,784

		13,696

Total U.S. Treasury Obligations (Cost $17,356)		18,718

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 1.09% (Cost $1,798)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,798,263	$1,798

TOTAL INVESTMENTS - 99.02% (Cost $154,099)		164,060
OTHER ASSETS, NET OF LIABILITIES - 0.98%		1,622

TOTAL NET ASSETS - 100.00%		$165,682

Percentages are stated as a percent of net assets.

A Non-income producing security.

B ADR - American Depositary Receipt.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $17,730 or 10.70% of net assets. The Fund has no right to demand registration of these securities.

D Limited Liability Company.

E The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

F REIT - Real Estate Investment Trust.

G Limited Partnership.

American Beacon Intermediate Bond Fund

July 31, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 40.20%
Financials - 17.11%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020A	$400	$451
American Express Co., 8.15%, Due 3/19/2038	325	535
American Express Credit Corp., 1.75%, Due 6/12/2015	1,730	1,771
American Honda Finance Corp., 4.625%, Due 4/2/2013B	250	257
American International Group, Inc.,
6.40%, Due 12/15/2020	800	936
4.875%, Due 6/1/2022	1,000	1,065
Bank of America Corp.,
6.50%, Due 8/1/2016	845	954
7.80%, Due 9/15/2016	700	788
7.625%, Due 6/1/2019	1,200	1,460
5.70%, Due 1/24/2022	2,000	2,286
Bank of New York Mellon Corp., 2.30%, Due 7/28/2016	1,070	1,109
Bank One Corp., 4.90%, Due 4/30/2015	500	542
Barclays Bank plc,
3.90%, Due 4/7/2015	380	396
6.75%, Due 5/22/2019	650	760
Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018A	2,145	2,654
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	412
Canadian Imperial Bank of Commerce, 1.45%, Due 9/13/2013	1,285	1,300
Capital One Financial Corp., 2.125%, Due 7/15/2014	845	857
Citigroup, Inc.,
1.391%, Due 4/1/2014C	400	396
0.746%, Due 11/5/2014C	380	368
6.01%, Due 1/15/2015	570	618
4.45%, Due 1/10/2017	1,000	1,068
6.125%, Due 11/21/2017	980	1,119
8.50%, Due 5/22/2019	1,650	2,095
5.875%, Due 1/30/2042	500	576
CNA Financial Corp., 7.35%, Due 11/15/2019	210	256
Credit Suisse,
5.30%, Due 8/13/2019	825	963
7.125%, Due 7/15/2032	1,600	2,240
Danske Bank A/S, 1.505%, Due 4/14/2014B C	780	763
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	419
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	427
General Electric Capital Corp.,
0.660%, Due 1/8/2016C	1,300	1,258
5.625%, Due 5/1/2018	1,835	2,167
6.00%, Due 8/7/2019	350	422
5.50%, Due 1/8/2020	800	943
5.30%, Due 2/11/2021	390	447
5.875%, Due 1/14/2038	945	1,149
Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	862
6.25%, Due 9/1/2017	800	903
5.95%, Due 1/18/2018	660	734
6.00%, Due 6/15/2020	990	1,094
5.75%, Due 1/24/2022	500	546
HCP, Inc., 5.375%, Due 2/1/2021	500	581
Health Care REIT, Inc.,
3.625%, Due 3/15/2016D	565	590
5.25%, Due 1/15/2022D	495	556

	Par Amount	Fair Value
	(000’s)	(000’s)
HSBC Finance Corp., 0.705%, Due 1/15/2014C	$1,250	$1,236
ING Bank N.V.,
5.125%, Due 5/1/2015B	250	255
3.75%, Due 3/7/2017B	1,500	1,549
JPMorgan Chase & Co.,
3.45%, Due 3/1/2016	1,320	1,396
0.798%, Due 6/13/2016C	480	448
3.15%, Due 7/5/2016	2,000	2,103
5.50%, Due 10/15/2040	425	506
KeyCorp, 5.10%, Due 3/24/2021	385	443
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021B	390	401
Lincoln National Corp., 4.75%, Due 2/15/2014	50	52
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015B	375	390
4.20%, Due 3/28/2017	1,500	1,565
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	940	1,061
6.50%, Due 7/15/2018	520	586
6.11%, Due 1/29/2037	360	363
MetLife, Inc.,
5.00%, Due 11/24/2013	620	654
6.375%, Due 6/15/2034	500	661
Monumental Global Funding III, 0.655%, Due 1/15/2014B C	375	369
Morgan Stanley,
2.052%, Due 1/24/2014C	2,000	1,970
0.935%, Due 10/15/2015C	1,180	1,078
7.30%, Due 5/13/2019	370	408
5.625%, Due 9/23/2019	600	606
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	469
Nordea Bank AB, 4.875%, Due 1/27/2020B	450	506
PNC Funding Corp.,
4.25%, Due 9/21/2015	845	927
4.375%, Due 8/11/2020	410	464
3.30%, Due 3/8/2022	690	727
Prudential Financial, Inc., 7.375%, Due 6/15/2019	450	559
Rabobank Nederland, 2.125%, Due 10/13/2015	815	828
Royal Bank of Canada, 1.15%, Due 3/13/2015	550	557
Simon Property Group LP,
6.125%, Due 5/30/2018E	895	1,075
10.35%, Due 4/1/2019D E	375	537
Societe Generale S.A.,
2.20%, Due 9/14/2013B	450	451
1.508%, Due 4/11/2014B C	900	878
State Street Corp.,
4.30%, Due 5/30/2014	285	304
2.875%, Due 3/7/2016	1,225	1,311
SunTrust Banks, Inc., 3.50%, Due 1/20/2017	1,160	1,212
Svenska Handelsbanken AB, 2.875%, Due 4/4/2017	800	838
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	955	982
UBS AG, 5.875%, Due 12/20/2017	2,000	2,317
US Bancorp, 1.65%, Due 5/15/2017	1,425	1,454
Wachovia Corp.,
0.825%, Due 10/15/2016C	750	713
5.75%, Due 2/1/2018	3,125	3,719
Westpac Banking Corp., 2.25%, Due 11/19/2012	845	850

	Par Amount	Fair Value
	(000’s)	(000’s)
Willis North America, Inc., 6.20%, Due 3/28/2017	$280	$316

		82,187

Industrials - 19.50%
ABB Finance USA, Inc., 2.875%, Due 5/8/2022	410	427
Altera Corp., 1.75%, Due 5/15/2017	280	284
Altria Group, Inc.,
9.70%, Due 11/10/2018	375	535
4.75%, Due 5/5/2021	390	457
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	492
American Honda Finance Corp.,
2.125%, Due 2/28/2017B	1,000	1,029
3.875%, Due 9/21/2020B	500	548
Analog Devices, Inc., 3.00%, Due 4/15/2016	635	686
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	380	460
8.00%, Due 11/15/2039	175	296
Apache Corp.,
3.25%, Due 4/15/2022	495	536
5.10%, Due 9/1/2040	200	247
Applied Materials, Inc., 2.65%, Due 6/15/2016	720	759
AT&T, Inc.,
5.10%, Due 9/15/2014	1,665	1,822
5.50%, Due 2/1/2018	975	1,180
6.80%, Due 5/15/2036	225	313
6.40%, Due 5/15/2038	200	269
5.35%, Due 9/1/2040	508	621
5.55%, Due 8/15/2041	1,000	1,271
Baxter International, Inc., 1.85%, Due 1/15/2017	590	613
Becton Dickinson and Co., 3.25%, Due 11/12/2020	725	789
BHP Billiton Finance USA Ltd., 1.625%, Due 2/24/2017	610	622
Boeing Co., 1.875%, Due 11/20/2012	400	402
BP Capital Markets plc, 3.20%, Due 3/11/2016	1,530	1,642
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018A	600	720
7.95%, Due 8/15/2030A	375	544
5.75%, Due 5/1/2040A	190	241
Cameron International Corp., 6.375%, Due 7/15/2018	370	447
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	482
Canadian Natural Resources Ltd.,
3.45%, Due 11/15/2021	555	593
6.25%, Due 3/15/2038	360	476
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	101
4.25%, Due 2/8/2013	250	255
1.10%, Due 5/29/2015	710	720
2.75%, Due 6/24/2015	380	401
1.625%, Due 6/1/2017	915	932
CBS Corp., 3.375%, Due 3/1/2022	1,390	1,445
Cellco Partnership, 8.50%, Due 11/15/2018	660	919
Cliffs Natural Resources, Inc., 4.875%, Due 4/1/2021	430	430
Coca-Cola Co., 0.75%, Due 11/15/2013	1,265	1,272
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	134
Comcast Corp.,
5.875%, Due 2/15/2018	1,090	1,310
6.55%, Due 7/1/2039	800	1,073

	Par Amount	Fair Value
	(000’s)	(000’s)
Cooper US, Inc.,
2.375%, Due 1/15/2016	$480	$497
3.875%, Due 12/15/2020	315	348
Covidien International Finance S.A., 2.80%, Due 6/15/2015	845	883
CSX Corp., 5.50%, Due 4/15/2041	425	518
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	202
Daimler Finance North America LLC,
3.00%, Due 3/28/2016A B	190	199
2.95%, Due 1/11/2017A B	2,400	2,518
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042B	850	899
Devon Energy Corp., 4.75%, Due 5/15/2042	400	450
Diageo Capital plc, 1.50%, Due 5/11/2017	555	566
DIRECTV Holdings LLC,
2.40%, Due 3/15/2017A	660	678
6.35%, Due 3/15/2040A	295	357
Dow Chemical Co.,
7.60%, Due 5/15/2014	440	489
4.25%, Due 11/15/2020	430	479
4.125%, Due 11/15/2021	400	441
Eaton Corp., 5.60%, Due 5/15/2018	380	453
eBay, Inc., 1.35%, Due 7/15/2017	690	695
Ecolab, Inc., 2.375%, Due 12/8/2014	310	322
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013A	555	571
6.125%, Due 10/15/2039A	615	725
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	445
Express Scripts, Inc., 6.25%, Due 6/15/2014	760	832
Ford Motor Credit Co. LLC,
4.25%, Due 2/3/2017A	700	731
5.875%, Due 8/2/2021A	600	663
France Telecom S.A.,
4.375%, Due 7/8/2014	385	407
2.125%, Due 9/16/2015	225	229
Freeport-McMoRan Copper & Gold, Inc., 3.55%, Due 3/1/2022	525	530
Genzyme Corp., 5.00%, Due 6/15/2020	235	280
Gilead Sciences, Inc., 2.40%, Due 12/1/2014	875	906
GlaxoSmithKline Capital plc, 1.50%, Due 5/8/2017	975	995
Halliburton Co., 3.25%, Due 11/15/2021	580	628
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	425	431
4.05%, Due 9/15/2022	350	352
Husky Energy, Inc.,
5.90%, Due 6/15/2014	500	545
3.95%, Due 4/15/2022	690	729
Intel Corp., 3.30%, Due 10/1/2021	515	563
John Deere Capital Corp.,
4.90%, Due 9/9/2013	700	735
0.95%, Due 6/29/2015	325	327
Johnson Controls, Inc.,
1.75%, Due 3/1/2014	1,475	1,502
5.00%, Due 3/30/2020	480	546
Kellogg Co.,
4.25%, Due 3/6/2013	250	256
1.875%, Due 11/17/2016	200	204
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	955	1,147

	Par Amount	Fair Value
	(000’s)	(000’s)
Kraft Foods Group, Inc., 1.625%, Due 6/4/2015B	$295	$300
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	321
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	569
McKesson Corp., 3.25%, Due 3/1/2016	200	216
Medtronic, Inc., 3.00%, Due 3/15/2015	1,855	1,963
Molson Coors Brewing Co., 3.50%, Due 5/1/2022	140	150
Murphy Oil Corp., 4.00%, Due 6/1/2022	295	308
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	360
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	234
Novartis Capital Corp., 2.90%, Due 4/24/2015	1,255	1,336
PepsiCo, Inc., 2.50%, Due 5/10/2016	1,005	1,061
Phillips 66,
1.95%, Due 3/5/2015B	380	386
4.30%, Due 4/1/2022B	750	821
Pride International, Inc., 6.875%, Due 8/15/2020	460	577
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	256
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	815	856
Rogers Communications, Inc., 5.50%, Due 3/15/2014	755	809
SABMiller Holdings, Inc.,
3.75%, Due 1/15/2022B	2,000	2,193
4.95%, Due 1/15/2042B	400	480
Sanofi,
1.625%, Due 3/28/2014	1,285	1,310
4.00%, Due 3/29/2021	495	568
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014A	320	347
5.65%, Due 3/1/2020A	265	307
Spectra Energy Partners LP, 4.60%, Due 6/15/2021E	235	252
Teck Resources Ltd., 6.00%, Due 8/15/2040	355	384
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	450	446
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	910	970
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	258
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	1,300	1,542
6.75%, Due 7/1/2018	615	773
Time Warner, Inc.,
4.875%, Due 3/15/2020	1,090	1,264
4.75%, Due 3/29/2021	350	404
Toyota Motor Credit Corp., 2.05%, Due 1/12/2017	1,365	1,415
Tyco Electronics Group S.A.,
1.60%, Due 2/3/2015	575	579
6.55%, Due 10/1/2017	550	669
Union Pacific Corp., 4.163%, Due 7/15/2022	481	550
United Technologies Corp.,
1.20%, Due 6/1/2015	575	584
1.80%, Due 6/1/2017	905	940
6.125%, Due 7/15/2038	600	826
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	800	818
5.375%, Due 3/15/2016	605	696
3.875%, Due 10/15/2020	425	469
Valero Energy Corp., 9.375%, Due 3/15/2019	170	230
Verizon Communications, Inc.,
1.95%, Due 3/28/2014	1,040	1,064
5.50%, Due 4/1/2017	500	593

	Par Amount	Fair Value
	(000’s)	(000’s)
4.60%, Due 4/1/2021	$780	$926
3.50%, Due 11/1/2021	350	388
6.90%, Due 4/15/2038	500	731
Viacom, Inc., 4.50%, Due 2/27/2042	500	531
Vodafone Group plc,
1.625%, Due 3/20/2017	1,015	1,030
6.15%, Due 2/27/2037	760	1,054
Volkswagen International Finance N.V., 1.625%, Due 3/22/2015B	850	859
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	400	624
Xerox Corp.,
5.65%, Due 5/15/2013	50	52
8.25%, Due 5/15/2014	190	212
4.25%, Due 2/15/2015	500	533
2.95%, Due 3/15/2017	175	177

		93,639

Utilities - 3.59%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	640	658
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	214
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	464
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018A	400	475
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	527
EDF S.A., 4.60%, Due 1/27/2020B	580	638
Energy Transfer Partners LP,
8.50%, Due 4/15/2014E	485	537
9.00%, Due 4/15/2019E	525	665
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019A	500	559
6.25%, Due 10/1/2039A	365	425
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	187
Georgia Power Co., 4.30%, Due 3/15/2042	290	323
MidAmerican Energy Holdings Co., 6.125%, Due 4/1/2036	1,000	1,328
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	485	489
5.45%, Due 4/10/2017	500	588
ONEOK Partners LP, 6.125%, Due 2/1/2041E	800	933
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	150	161
3.50%, Due 10/1/2020	450	497
Progress Energy, Inc.,
4.875%, Due 12/1/2019	450	522
4.40%, Due 1/15/2021	1,000	1,144
Sempra Energy, 6.50%, Due 6/1/2016	565	672
Southern Co., 1.95%, Due 9/1/2016	380	392
Southwestern Electric Power Co., 3.55%, Due 2/15/2022	800	834
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	470	736
6.10%, Due 6/1/2040	290	408
Union Electric Co., 6.70%, Due 2/1/2019	510	649
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	482
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	219
Xcel Energy, Inc., 5.613%, Due 4/1/2017	1,321	1,539

		17,265

Total Corporate Obligations (Cost $179,716)		193,091

OTHER GOVERNMENT OBLIGATIONS - 0.59%

	Par Amount	Fair Value
	(000’s)	(000’s)
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	$300	$312
3.50%, Due 2/6/2017	340	351
5.375%, Due 1/27/2021	500	559
6.875%, Due 1/20/2040	245	310
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	450
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	374
3.15%, Due 12/15/2017	425	465

Total Other Government Obligations (Cost $2,584)		2,821

U.S. AGENCY OBLIGATIONS - 0.09% (Cost $400)
Private Export Funding Corp., 2.125%, Due 7/15/2016	400	422

ASSET-BACKED SECURITIES - 1.96%
Ally Master Owner Trust,
0.899%, Due 6/15/2015, 2011-5 AC	750	752
1.21%, Due 6/15/2017, 2012 3 A2	3,500	3,501
CNH Equipment Trust,
1.17%, Due 5/15/2015, 2010-C A3	440	441
2.04%, Due 10/17/2016, 2011-A A4	470	484
0.94%, Due 5/15/2017, 2012 A A3	830	836
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	349	352
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	220	224
Nissan Master Owner Trust Receivables, 0.719%, Due 5/15/2017, 2012 A AC	1,700	1,708
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	985	988
6.24%, Due 7/20/2015, 2008-2 A4A	134	136

Total Asset-Backed Securities (Cost $9,387)		9,422

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.06%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	286	287
5.634%, Due 4/10/2049, 2007-2 A2	312	323
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PW14 A4	790	902
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,474
4.831%, Due 7/11/2042, 2004-PWR5 A4	509	521
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	102	102
3.679%, Due 8/10/2043, 2010-C1 A1B	536	582
3.849%, Due 12/10/2043, 2010-C2 A1B	769	838
3.645%, Due 3/10/2044, 2011-GC3 A2B	750	810
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	194	197
3.853%, Due 6/15/2043, 2010-C1 A1B	717	762
4.388%, Due 2/15/2046, 2011-C3 A3B	800	893
4.625%, Due 3/15/2046, 2005-LDP1 A2	159	161
5.734%, Due 2/12/2049, 2007-CB19 A4	550	636
5.629%, Due 2/12/2051, 2007-CB20 A2	512	513

	Par Amount	Fair Value
	(000’s)	(000’s)
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	$550	$631
Wachovia Bank Commercial Mortgage Trust, 5.737%, Due 6/15/2049, 2007-C32 A2	273	280

Total Non-Agency Mortgage-Backed Obligations (Cost $8,968)		9,912

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 28.87%
Federal Home Loan Mortgage Corporation - 7.17%
4.50%, Due 3/1/2019	167	178
5.00%, Due 10/1/2020	409	442
5.00%, Due 8/1/2033	258	282
5.50%, Due 2/1/2034	325	357
6.00%, Due 8/1/2034	168	186
5.00%, Due 8/1/2035	175	190
5.00%, Due 9/1/2035	444	482
5.50%, Due 4/1/2037	262	287
5.00%, Due 3/1/2038	320	347
5.50%, Due 5/1/2038	408	445
5.50%, Due 6/1/2038	272	297
5.00%, Due 1/1/2039	3,450	3,739
4.00%, Due 10/1/2039	4,803	5,140
5.00%, Due 4/1/2040	3,181	3,496
4.50%, Due 8/1/2040	2,523	2,716
0.649%, Due 12/15/2040 C	1,809	1,812
4.00%, Due 1/1/2041	1,416	1,516
4.50%, Due 2/1/2041	1,141	1,230
3.50%, Due 3/1/2042	1,007	1,075
3.50%, Due 6/1/2042	4,986	5,286
3.00%, Due 8/1/2042	4,765	4,948

		34,451

Federal National Mortgage Association - 14.43%
6.50%, Due 2/1/2017	68	73
5.00%, Due 12/1/2017	224	244
4.50%, Due 9/1/2018	468	506
4.00%, Due 8/1/2020	107	115
4.50%, Due 3/1/2025	2,279	2,482
4.50%, Due 5/1/2025	107	116
4.50%, Due 6/1/2025	1,521	1,638
3.50%, Due 1/1/2026	456	485
4.00%, Due 5/1/2026	322	344
5.00%, Due 3/1/2034	347	380
5.50%, Due 6/1/2034	196	217
4.50%, Due 9/1/2034	115	125
5.00%, Due 2/1/2035	859	942
5.50%, Due 2/1/2035	389	430
5.00%, Due 5/1/2035	5,353	5,859
5.00%, Due 11/1/2035	412	450
5.50%, Due 12/1/2035	269	297
5.00%, Due 2/1/2036	285	312
5.50%, Due 4/1/2036	615	678
6.00%, Due 9/1/2036	124	137
6.50%, Due 9/1/2036	481	551
6.50%, Due 12/1/2036	244	278
5.50%, Due 2/1/2037	346	380
5.50%, Due 8/1/2037	1,008	1,114
6.00%, Due 9/1/2037	324	358
6.00%, Due 1/1/2038	516	570

	Par Amount	Fair Value
	(000’s)	(000’s)
5.50%, Due 3/1/2038	$647	$718
5.00%, Due 4/1/2038	317	345
5.00%, Due 6/1/2038	390	425
5.50%, Due 6/1/2038	246	270
4.50%, Due 6/1/2039	4,437	4,800
4.50%, Due 1/1/2040	2,423	2,621
5.00%, Due 5/1/2040	2,802	3,095
5.50%, Due 6/1/2040	2,050	2,268
4.50%, Due 8/1/2040	1,674	1,816
4.00%, Due 9/1/2040	1,572	1,687
4.00%, Due 12/1/2040	5,257	5,715
4.00%, Due 1/1/2041	1,674	1,797
5.00%, Due 1/1/2041	1,773	1,958
4.00%, Due 2/1/2041	1,163	1,282
4.50%, Due 4/1/2041	6,643	7,327
4.50%, Due 5/1/2041	1,793	1,982
4.50%, Due 8/1/2041	1,880	2,074
4.00%, Due 9/1/2041	4,161	4,468
4.50%, Due 10/1/2041	1,381	1,521
4.00%, Due 11/1/2041	1,141	1,241
3.50%, Due 2/1/2042	2,650	2,831

		69,322

Government National Mortgage Association - 6.13%
6.50%, Due 3/15/2028	187	218
6.00%, Due 4/15/2031	212	240
5.50%, Due 2/20/2034	252	285
2.012%, Due 7/16/2035 2011-144 AB	1,965	2,012
1.692%, Due 11/16/2035 2010-148 A	431	436
2.174%, Due 7/16/2038 2011-147 A	2,956	3,053
6.00%, Due 10/15/2038	964	1,085
2.989%, Due 3/16/2039 2010-71 AC	956	990
5.50%, Due 2/15/2040	756	846
4.50%, Due 10/20/2040	1,278	1,432
2.17%, Due 4/16/2041 2012 44 A	5,972	6,181
5.00%, Due 9/20/2041	958	1,068
1.732%, Due 5/16/2042	3,489	3,557
2.70%, Due 4/16/2043 2011-109 AB	2,952	3,099
2.543%, Due 9/16/2044 2011-96 AC	1,933	2,016
3.20%, Due 11/16/2044 2011-92 B	2,700	2,922

		29,440

National Credit Union Administration - 1.14%
0.646%, Due 3/11/2020 2011 R3 1AC	3,200	3,203
0.696%, Due 10/7/2020 2010 R1 1AC	2,261	2,267

		5,470

Total U.S. Agency Mortgage-Backed Obligations (Cost $134,286)		138,683

U.S. TREASURY OBLIGATIONS - 22.49%
U.S. Treasury Bonds - 4.19%
6.25%, Due 8/15/2023	1,400	2,061
6.875%, Due 8/15/2025	770	1,222
5.25%, Due 11/15/2028	750	1,076
4.75%, Due 2/15/2037	800	1,149
4.50%, Due 8/15/2039	1,010	1,416
3.125%, Due 11/15/2041	9,825	10,954
3.125%, Due 2/15/2042	2,000	2,229

		20,107

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. Treasury Notes - 18.30%
1.875%, Due 2/28/2014	$5,000	$5,130
2.50%, Due 3/31/2015	5,000	5,297
2.625%, Due 7/31/2014	4,000	4,191
0.375%, Due 3/15/2015	8,190	8,214
2.00%, Due 4/30/2016	9,645	10,218
3.25%, Due 5/31/2016	5,000	5,537
3.125%, Due 10/31/2016	3,400	3,776
0.875%, Due 1/31/2017	14,000	14,214
1.25%, Due 9/30/2015	5,000	5,146
3.625%, Due 2/15/2020	2,700	3,204
2.125%, Due 8/15/2021	2,200	2,344
2.00%, Due 11/15/2021	9,400	9,885
2.00%, Due 2/15/2022	10,260	10,765

		87,921

Total U.S. Treasury Obligations (Cost $104,376)		108,028

	Shares
SHORT-TERM INVESTMENTS - 3.77% (Cost $18,114)
JPMorgan U.S. Government Money Market Fund, Capital Class	18,113,857	18,114

TOTAL INVESTMENTS - 100.03% (Cost $457,831)		480,493
LIABILITIES, NET OF OTHER ASSETS - (0.03%)		(162)

TOTAL NET ASSETS - 100.00%		$480,331

Percentages are stated as a percent of net assets.

A Limited Liability Company.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $21,043 or 4.38% of net assets. The Fund has no right to demand registration of these securities.

C The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

D REIT - Real Estate Investment Trust.

E Limited Partnership.

American Beacon Short-Term Bond Fund

July 31, 2012 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 50.44%
Financials - 28.69%
ABN Amro Bank N.V., 2.217%, Due 1/30/2014A B	$2,000	$2,008
American Express Co., 7.25%, Due 5/20/2014	1,000	1,111
American Honda Finance Corp.,
4.625%, Due 4/2/2013B	1,000	1,028
1.45%, Due 2/27/2015B	2,000	2,026
American International Group, Inc.,
3.65%, Due 1/15/2014	2,000	2,049
4.25%, Due 9/15/2014	600	627
ANZ National International Ltd., 1.468%, Due 12/20/2013A B	2,000	2,011
Bank of America Corp.,
1.867%, Due 1/30/2014A	2,000	1,999
0.798%, Due 9/15/2014A	1,290	1,254
Barclays Bank plc, 5.45%, Due 9/12/2012	1,000	1,005
Citigroup, Inc.,
1.391%, Due 4/1/2014A	1,000	990
0.746%, Due 11/5/2014A	2,573	2,494
Credit Suisse, 5.00%, Due 5/15/2013	2,000	2,063
Danske Bank A/S, 1.505%, Due 4/14/2014A B	3,000	2,936
Dexia Credit Local, 0.867%, Due 3/5/2013A B	3,000	2,920
Goldman Sachs Group, Inc.,
4.75%, Due 7/15/2013	2,000	2,067
5.125%, Due 1/15/2015	1,000	1,060
0.853%, Due 7/22/2015A	1,000	936
HSBC Finance Corp., 0.705%, Due 1/15/2014A	1,000	989
ING Bank N.V., 1.868%, Due 6/9/2014A B	3,000	2,986
Lloyds TSB Bank plc, 2.802%, Due 1/24/2014A	2,000	2,011
MetLife Institutional Funding II, 1.361%, Due 4/4/2014A B	3,000	3,018
Monumental Global Funding III, 0.655%, Due 1/15/2014A B	1,000	985
Morgan Stanley, 0.935%, Due 10/15/2015A	3,000	2,740
National Australia Bank Ltd., 1.398%, Due 7/25/2014A B	3,000	3,016
Prudential Financial, Inc., 4.50%, Due 7/15/2013	1,000	1,035
Societe Generale S.A., 1.508%, Due 4/11/2014A B	2,000	1,952
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014B	1,500	1,590
Wachovia Bank NA, 0.846%, Due 11/3/2014A	779	767

		51,673

Industrials - 19.06%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, Due 3/26/2013	1,000	1,013
BP Capital Markets plc, 1.068%, Due 3/11/2014A	3,000	3,017
Burlington Northern Santa Fe Corp., 4.875%, Due 1/15/2015	1,000	1,094
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	510
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,432
Daimler Finance North America LLC,
1.071%, Due 3/28/2014A B C	2,000	1,997
2.30%, Due 1/9/2015B C	1,000	1,025
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014B	1,000	1,065
Ford Motor Credit Co. LLC, 4.25%, Due 2/3/2017C	1,000	1,044
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,056
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,049
Hewlett-Packard Co.,
4.50%, Due 3/1/2013A	1,000	1,020
0.867%, Due 5/30/2014A	1,000	993
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	509
Kellogg Co., 1.125%, Due 5/15/2015	2,000	2,018

	Par Amount	Fair Value
	(000’s)	(000’s)
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015B	$1,000	$1,071
Quest Diagnostics, Inc., 1.318%, Due 3/24/2014A	1,000	1,008
SABMiller Holdings, Inc., 1.85%, Due 1/15/2015B	1,000	1,023
SABMiller plc, 6.50%, Due 7/1/2016B	1,725	2,027
Telefonica Emisiones SAU, 0.796%, Due 2/4/2013A	1,000	986
Union Pacific Corp., 5.45%, Due 1/31/2013	1,000	1,024
Verizon Communications, Inc., 1.071%, Due 3/28/2014A	3,000	3,026
Viacom, Inc., 1.25%, Due 2/27/2015	2,000	2,017
Volkswagen International Finance N.V.,
1.625%, Due 8/12/2013B	1,000	1,009
1.071%, Due 4/1/2014A B	2,000	2,002
Xerox Corp., 5.65%, Due 5/15/2013	300	310

		34,345

Utilities - 2.69%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,006
DTE Energy Co., 1.167%, Due 6/3/2013A	1,000	1,003
EDF S.A., 5.50%, Due 1/26/2014B	1,000	1,060
NextEra Energy Capital Holdings, Inc., 0.866%, Due 11/9/2012A	1,000	999
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	783

		4,851

Total Corporate Obligations (Cost $91,533)		90,869

ASSET-BACKED SECURITIES - 11.86%
Ally Master Owner Trust,
0.879%, Due 5/15/2016, 2011-3 A1A	2,000	2,005
1.049%, Due 9/15/2016, 2011-4 A1A	4,000	4,024
BMW Vehicle Lease Trust, 0.75%, Due 2/20/2015, 2012-1 A3	2,250	2,255
Ford Credit Auto Owner Trust,
2.17%, Due 10/15/2013, 2009-D A3	67	67
0.84%, Due 8/15/2016, 2012-1A A3	2,000	2,012
Ford Credit Floorplan Master Owner Trust, 0.849%, Due 2/15/2016, 2011-1 A2A	2,000	2,009
GE Dealer Floorplan Master Note Trust, 0.847%, Due 7/20/2016, 2011-1 AA	2,500	2,510
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1A A3B C	1,000	1,007
GE Equipment Transportation LLC, 1.00%, Due 10/20/2014, 2011-1 A3C	2,000	2,007
Volkswagen Auto Loan Enhanced Trust,
0.87%, Due 7/20/2015, 2012 A A3	1,000	1,003
6.24%, Due 7/20/2015, 2008-2 A4A	447	452
0.85%, Due 8/22/2016, 2012-1 A3	2,000	2,013

Total Asset-Backed Securities (Cost $21,263)		21,364

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.58%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.634%, Due 4/10/2049, 2007-2 A2	293	304
GS Mortgage Securities Corp II, 2.716%, Due 2/10/2021, 2011-ALF AB	1,500	1,526
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1B	956	1,015

Total Non-Agency Mortgage-Backed Obligations (Cost $2,760)		2,845

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 29.89%
Government National Mortgage Association - 21.86%
1.864%, Due 8/16/2031 2010-141 A	3,400	3,444
2.239%, Due 12/16/2031 2009-115 IO	2,777	2,833
2.45%, Due 7/16/2032 2011-109 A	3,880	3,976
2.25%, Due 5/16/2033 2011-92 A	3,884	3,965
2.25%, Due 8/16/2034 2011-78 A	2,427	2,479
2.21%, Due 11/16/2034 2011-16 A	2,889	2,949

	Par Amount	Fair Value
	(000’s)	(000’s)
1.692%, Due 11/16/2035 2010-148 A	$2,876	$2,908
2.21%, Due 12/16/2035 2011-31 A	2,900	2,964
2.782%, Due 6/16/2036 2010-13 AD	1,853	1,916
3.069%, Due 6/16/2036 2010-52 A	2,788	2,920
2.161%, Due 11/16/2036 2011-96 AB	2,444	2,502
2.45%, Due 7/16/2038 2011-49 A	2,922	3,012
2.989%, Due 3/16/2039 2010-71 AC	1,663	1,722
3.210%, Due 10/16/2039 2010-22 AB	1,725	1,808

		39,398

National Credit Union Administration - 8.03%
0.696%, Due 1/8/2020 2011 R1 1AA	6,016	6,029
0.646%, Due 2/6/2020 2011 R2 1AA	1,580	1,580
0.646%, Due 3/11/2020 2011 R3 1AA	6,344	6,352
1.84%, Due 10/7/2020 2010-R1 2A	491	497

		14,458

Total U.S. Agency Mortgage-Backed Obligations (Cost $53,339)		53,856

U.S. TREASURY OBLIGATIONS - 5.29%
U.S. Treasury Notes,
1.875%, Due 2/28/2014,	1,600	1,642
2.50%, Due 3/31/2015,	3,500	3,708
1.75%, Due 7/31/2015,	4,000	4,172

Total U.S. Treasury Obligations (Cost $9,258)		9,522

	Shares
SHORT-TERM INVESTMENTS - 0.62% (Cost $1,121)
JPMorgan U.S. Government Money Market Fund, Capital Class	1,121,312	1,121

TOTAL INVESTMENTS - 99.68% (Cost $179,274)		179,577
OTHER ASSETS, NET OF LIABILITIES - 0.32%		582

TOTAL NET ASSETS - 100.00%		$180,159

Percentages are stated as a percent of net assets.

A The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $42,303 or 23.48% of net assets. The Fund has no right to demand registration of these securities.

C Limited Liability Company.

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

For the Emerging Markets and International Equity Funds for the period October 31, 2011 through July 31, 2012, common stock with a value of $115,196 and $1,272,412, respectively was transferred between Level 1 and Level 2 as the end of the period in accordance with fair value procedures established by the Board. Of the total investments at July 31, 2012, for the Emerging Markets and International Equity Funds $115,196 or 92.9% and $1,272,412 or 95.1%, respectively, were valued at fair value based on procedures established by the Board.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of July 31, 2012 the Funds’ investments were classified as follows (in thousands):

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$586,815	$-	$-	$586,815
Preferred Stock	1,560	-	-	1,560
Corporate Obligations	-	154,461	-	154,461
Other Government Obligations	-	1,612	-	1,612
U.S. Agency Obligations	-	318	-	318
Non-Agency Mortgage-Backed Obligations	-	7,802	-	7,802
Asset Backed Securities	-	6,154	-	6,154
U.S. Agency Mortgage-Backed Obligations	-	108,070	-	108,068
U.S. Treasury Obligations	-	61,446	-	61,446
Municipal Obligations	-	2,222	-	2,222
Short-Term Investments	69,802	12,663	-	82,465

Total Investments in Securities	$658,177	$354,748	$-	$1,012,925

Futures Contracts	$2,400	$-	$-	$2,400

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$7,915,114	$-	$-	$7,915,114
Preferred Stock	20,229	-		20,229
Short-Term Investments	161,595	-	-	161,595

Total Investments in Securities	$8,096,938	$-	$-	$8,096,938

Futures Contracts	$3,754	$-	$-	$3,754

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$112,416	$-	$-	$112,416
Short-Term Investments	156	-	-	156

Total Investments in Securities	$112,572	$-	$-	$112,572

Futures Contracts	$65	$-	$-	$65

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,106,233	$-	$-	$3,106,233
Security Lending Collateral	153,337	-	-	153,337
Short-Term Investments	102,857	-	-	102,857

Total Investments in Securities	$ 3,362,427	$-	$-	$3,362,427

Futures Contracts	$ 1,305	$-	$-	$ 1,305

Small Cap Value II	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,040	$-	$-	$ 3,040
Short-Term Investments	151	-	-	151

Total Investments in Securities	$ 3,191	$-	$-	$ 3,191

Futures Contracts	$ 5	$-	$-	$ 5

International Equity	Level 1	Level 2	Level 3	Total
Common Stocks	$1,272,412	$-	$-	$1,272,412
Securities Lending Collateral	3,749	-	-	3,749
Short-Term Investments	66,143	-	-	66,143

Total Investments in Securities	$1,342,304	$-	$-	$1,342,304

Futures Contracts	$ 1,974	$-	$-	$ 1,974
Forward Exchange Contracts - Assets	1,043	-	-	1,043
Forward Exchange Contracts - Liabilities	(625)	-	-	(625)

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stock	$ 115,196	$-	$-	$ 115,196
Preferred Stock	3,564	-		3,564
Short-Term Investments	5,261	-	-	5,261

Total Investments in Securities	$ 124,021	$-	$-	$ 124,021

Futures Contracts	$ 140	$-	$-	$ 140

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$ 141	$-	$-	$ 141
Rights and Warrants	416	-	-	416
Convertible Preferred Stock	1,056	-	-	1,056
Preferred Stocks	1,001	-	-	1,001
Convertible Obligations	-	658	-	658
Corporate Obligations	-	121,930	-	121,930
Short-Term Investments	3,719	-	-	3,719

Total Investments in Securities	$ 6,333	$122,588	$-	$ 128,921

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$6,570	$-	$-	$6,570
Convertible Preferred Stock	584	-	-	584
Preferred Stock	2,375	132	-	2,507
Convertible Obligations	-	18,393	-	18,393
Corporate Obligations	-	66,905	-	66,905
Other Government Obligations	-	1,162	-	1,162
U.S. Agency Obligations	-	317	-	317
Asset-Backed Obligations	-	3,693	-	3,693
Non-Agency Mortgage-Backed Obligations	-	4,971	-	4,971
U.S. Agency Mortgage-Backed Obligations	-	38,442	-	38,442
U.S. Treasury Obligations	-	18,718	-	18,718
Short-Term Investments	1,798	-	-	1,798

Total Investments in Securities	$11,327	$152,733	$-	$164,060

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$193,091	$-	$193,091
Other Government Obligations	-	2,821	-	2,821
U.S. Agency Obligations	-	422	-	422
Asset-Backed Securities	-	9,422	-	9,422
Non-Agency Mortgage-Backed Obligations	-	9,912	-	9,912
U.S. Agency Mortgage-Backed Obligations	-	138,683	-	138,683
U.S. Treasury Obligations	-	108,028	-	108,028
Short-Term Investments	18,114	-	-	18,114

Total Investments in Securities	$18,114	$462,379	$-	$480,493

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$90,869	$-	$90,869
Asset-Backed Securities	-	21,364	-	21,364
Non-Agency Mortgage-Backed Obligations	-	2,845	-	2,845
U.S. Agency Mortgage-Backed Obligations	-	53,856	-	53,856
U.S. Treasury Obligations	-	9,522	-	9,522
Short-Term Investments	1,121	-	-	1,121

Total Investments in Securities	$1,121	$178,456	$-	$179,577

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Securities Lending

The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the “Agent”) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2012, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Balanced	$ 991,528	$ 105,764	$ (84,367)	$ 21,397
Large Cap Value	7,978,507	1,135,208	(1,016,777)	118,431
Mid-Cap Value	113,936	4,890	(6,254)	(1,364)
Small Cap Value	3,146,556	420,795	(204,924)	215,871
Small Cap Value II	3,136	207	(152)	55
International Equity	1,300,262	163,248	(121,206)	42,042
Emerging Markets	139,827	10,746	(26,552)	(15,806)
High Yield Bond	129,768	6,102	(6,949)	(847)
Retirement Income and Appreciation	154,989	10,791	(1,720)	9,071
Intermediate Bond	457,841	22,856	(204)	22,652
Short-Term Bond	179,274	1,543	(1,240)	303

ITEM 2. CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:

/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: September 28, 2012

By:

/s/ Melinda G. Heika
Melinda G. Heika
Treasurer and Chief Financial Officer

Date: September 28, 2012